UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23887

Roundhill ETF Trust
(Exact name of registrant as specified in charter)

154 West 14th Street, 2nd Floor

New York, NY 10011
(Address of principal executive offices) (Zip code)

Will Hershey, President

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, NY 10011

(Name and address of agent for service)

(646) 661-5441

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Roundhill Bitcoin Covered Call Strategy ETF
YBTC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ybtc/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$93	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Bitcoin ETF Options (“Bitcoin ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETFs. The Fund does not invest directly in bitcoin.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -4.34% and -3.45%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
Roundhill Bitcoin Covered Call Strategy ETF NAV	-3.45	21.97
Solactive GBS Global Markets All Cap USD Index TR	22.52	21.50
Visit https://www.roundhillinvestments.com/etf/ybtc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$213,965,347
Number of Holdings	5
Net Advisory Fee	$2,073,373
Portfolio Turnover	0%
30-Day SEC Yield	3.67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.1%
iShares Bitcoin Trust ETF	0.0%
United States Treasury Bill*	104.4%
*	Held for cash and collateral management purposes.

Security Type	(%)
U.S. Treasury Bills	104.4%
Purchased Options	3.6%
Money Market Funds	0.1%
Written Options	-3.6%
Cash & Other	-4.5%

Industry	(%)
Cash & Other	100.0%
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ybtc/.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X502

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 3	TSR-AR-77926X502

Roundhill China Magnificent Seven ETF
MAGC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill China Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magc/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill China Magnificent Seven ETF	$64	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”), as determined by the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”). The Fund obtained exposure through derivatives - using total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 16.39% and 16.16%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill China Magnificent Seven ETF	PAGE 1	TSR-AR-77926X874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/02/2024)
Roundhill China Magnificent Seven ETF NAV	16.16	-1.08
Solactive GBS Global Markets All Cap USD Index TR	22.52	17.33
Visit https://www.roundhillinvestments.com/etf/magc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$19,232,665
Number of Holdings	17
Net Advisory Fee	$185,389
Portfolio Turnover	116%
30-Day SEC Yield	2.29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	19.7%
Alibaba Group Holding Ltd.	14.3%
Xiaomi Corp.	14.3%
PDD Holdings, Inc.	14.3%
Meituan	14.3%
BYD Co. Ltd.	14.2%
Tencent Holdings Ltd.	14.2%
NetEase, Inc.	14.2%
Mount Vernon Liquid Assets Portfolio, LLC	8.0%
United States Treasury Bill*	51.9%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Communications	20.7%
Technology	3.2%
Consumer, Cyclical	2.5%
Cash & Other	73.6%

Top Ten Countries	(%)
United States	82.7%
China	15.9%
Ireland	6.7%
Hong Kong	3.8%
Cash & Other	-9.1%
Fund Name Change:
On September 30, 2025, the Fund’s name changed from the Roundhill China Dragons ETF to the Roundhill China Magnificent Seven ETF.
Changes to the Fund’s Principal Investment Strategy:
Effective September 30, 2025, The Fund amended its Principal Investment Strategy to provide exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”).
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magc/.
Roundhill China Magnificent Seven ETF	PAGE 2	TSR-AR-77926X874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill China Magnificent Seven ETF	PAGE 3	TSR-AR-77926X874

Roundhill Daily 2X Long Magnificent Seven ETF
MAGX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magx/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$107	0.94%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Magnificent Seven ETF. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the return of the Magnificent Seven ETF for the same period. For periods longer than a single day, the Fund will lose money if the Magnificent Seven ETF’s performance is flat, and it is possible that the Fund will lose money even if the returns of the Magnificent Seven ETF are positive. Longer holding periods, higher volatility of the Magnificent Seven ETF, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods when the Magnificent Seven ETF experiences higher volatility, the Magnificent Seven ETF’s volatility may affect the Fund’s return as much as or more than the return of the Magnificent Seven ETF.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 26.20% and 28.38%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 1	TSR-AR-77926X700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
Roundhill Daily 2X Long Magnificent Seven ETF NAV	28.38	59.05
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.88
Visit https://www.roundhillinvestments.com/etf/magx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$73,630,577
Number of Holdings	6
Net Advisory Fee	$636,519
Portfolio Turnover	0%
30-Day SEC Yield	1.03%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	200.0%
First American Government Obligations Fund	3.1%
Mount Vernon Liquid Assets Portfolio, LLC	2.0%
United States Treasury Bill*	47.4%
*	Held for cash and collateral management purposes.

Security Type	(%)
U.S. Treasury Bills	47.4%
Exchange Traded Funds	25.0%
Total Return Swaps	24.5%
Money Market Funds	3.1%
Investments Purchased with Proceeds from Securities Lending	2.0%
Cash & Other	-2.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magx/.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 2	TSR-AR-77926X700

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 3	TSR-AR-77926X700

Roundhill Ether Covered Call Strategy ETF
YETH (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/yeth/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ether Covered Call Strategy ETF	$80	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange, which includes ETFs that hold ether directly and ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (each, an “Ether ETF,” and collectively, the “Ether ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether ETF as the reference asset (“Ether ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Ether ETF Options (“Ether ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether ETFs. The Fund does not invest directly in ether.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -31.67% and -30.73%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill Ether Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X841

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2024)
Roundhill Ether Covered Call Strategy ETF NAV	-30.73	-10.87
Solactive GBS Global Markets All Cap USD Index TR	22.52	19.12
Visit https://www.roundhillinvestments.com/etf/yeth/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$108,746,358
Number of Holdings	8
Net Advisory Fee	$607,389
Portfolio Turnover	1,987%
30-Day SEC Yield	2.98%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.7%
iShares Ethereum Trust ETF	0.4%
Proshares Ether ETF	-0.2%
United States Treasury Bill*	99.1%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Finance and Insurance	0.2%
Cash & Other	99.8%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/yeth/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ether Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X841

Roundhill GLP-1 & Weight Loss ETF
OZEM (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ozem/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$71	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected developments within the Weight Loss Drug thematic, including rapid adoption of GLP-1 receptor agonists, expanding clinical indications beyond diabetes into obesity and cardiovascular health, and capacity expansion by major pharmaceutical manufacturers. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the performance of the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 41.90% and 41.36%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill GLP-1 & Weight Loss ETF	PAGE 1	TSR-AR-77926X882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/20/2024)
Roundhill GLP-1 & Weight Loss ETF NAV	41.36	21.48
Solactive GBS Global Markets All Cap USD Index TR	22.52	17.76
Visit https://www.roundhillinvestments.com/etf/ozem/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$44,329,027
Number of Holdings	25
Net Advisory Fee	$217,646
Portfolio Turnover	66%
30-Day SEC Yield	0.95%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Novo Nordisk AS	19.7%
Eli Lilly & Co.	16.0%
Mount Vernon Liquid Assets Portfolio, LLC	5.0%
Zealand Pharma AS	4.5%
Viking Therapeutics, Inc.	4.4%
Roche Holding AG	4.2%
Structure Therapeutics, Inc.	4.1%
Pfizer, Inc.	4.0%
Chugai Pharmaceutical Co. Ltd.	4.0%
Amgen, Inc.	3.6%

Top Sectors	(%)
Consumer, Non-cyclical	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ozem/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GLP-1 & Weight Loss ETF	PAGE 2	TSR-AR-77926X882

Roundhill Humanoid Robotics ETF
HUMN (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of June 25, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/humn/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Humanoid Robotics ETF	$43	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected developments within the Humanoid Robotics thematic, including rapid advances in AI-enabled autonomy, increased investment from major technology and automotive companies, expanding pilot deployments in logistics, and manufacturing environments. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 20.45% and 20.13%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 13.33% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Humanoid Robotics ETF	PAGE 1	TSR-AR-77926X650

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/25/2025)
Roundhill Humanoid Robotics ETF NAV	20.13
Solactive GBS Global Markets All Cap USD Index TR	13.33
Visit https://www.roundhillinvestments.com/etf/humn/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,653,749
Number of Holdings	37
Net Advisory Fee	$83,579
Portfolio Turnover	59%
30-Day SEC Yield	-0.06%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Industrial	55.5%
Consumer, Cyclical	22.1%
Technology	14.2%
Communications	8.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
UBTech Robotics Corp. Ltd.	10.0%
Tesla, Inc.	9.6%
Mount Vernon Liquid Assets Portfolio, LLC	6.9%
XPeng, Inc.	5.4%
Rainbow Robotics	5.1%
NVIDIA Corp.	4.4%
Leader Harmonious Drive Systems Co. Ltd.	4.2%
Harmonic Drive Systems, Inc.	4.2%
Shenzhen Dobot Corp. Ltd.	4.1%
Teradyne, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/humn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Humanoid Robotics ETF	PAGE 2	TSR-AR-77926X650

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
QDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/qdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$104	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 19.49% and 19.49%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X304

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2024)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV	19.49	20.67
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.39
Visit https://www.roundhillinvestments.com/etf/qdte/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$918,315,934
Number of Holdings	7
Net Advisory Fee	$7,744,563
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	90.9%
Roundhill Weekly T-Bill ETF	5.2%
First American Government Obligations Fund	4.3%

Security Type	(%)
Purchased Options	90.9%
Exchange Traded Funds	5.2%
Money Market Funds	4.3%
Cash & Other	-0.4%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/qdte/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X304

Roundhill Magnificent Seven Covered Call ETF
MAGY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of April 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magy/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Magnificent Seven Covered Call ETF	$56	0.70%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through a covered call strategy, pursuant to which the Fund purchases shares of the  Roundhill Magnificent Seven ETF (the “MAGS ETF”) and simultaneously sells out-of-the-money call options that utilize the MAGS ETF as the reference asset (“MAGS ETF Call Options”), providing for current income on a weekly basis. The MAGS ETF is an actively managed ETF that seeks to achieve its investment objective through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of March 1, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the MAGS ETF rebalances its exposure so that each company is equally weighted in its portfolio.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 29.67% and 29.51%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 28.90% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill Magnificent Seven Covered Call ETF	PAGE 1	TSR-AR-77926X668

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2025)
Roundhill Magnificent Seven Covered Call ETF NAV	29.51
Solactive GBS Global Markets All Cap USD Index TR	28.90
Visit https://www.roundhillinvestments.com/etf/magy/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$231,336,459
Number of Holdings	5
Net Advisory Fee	$403,687
Portfolio Turnover	20%
30-Day SEC Yield	-0.90%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	97.6%
Money Market Funds	2.4%
Written Options	0.0%
Cash & Other	0.0%

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	97.6%
First American Government Obligations Fund	2.4%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven Covered Call ETF	PAGE 2	TSR-AR-77926X668

Roundhill Meme Stock ETF
MEME (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Meme Stock ETF for the period of October 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/meme/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Meme Stock ETF	$13	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund invests in equity securities characterized by elevated trading volumes and social media-driven engagement. Given the highly speculative and volatile nature of these securities, the Fund underperformed the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -37.44% and -37.53%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.47% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Meme Stock ETF	PAGE 1	TSR-AR-77926X817

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/07/2025)
Roundhill Meme Stock ETF NAV	-37.53
Solactive GBS Global Markets All Cap USD Index TR	2.47
Visit https://www.roundhillinvestments.com/etf/meme/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,882,757
Number of Holdings	23
Net Advisory Fee	$32,748
Portfolio Turnover	391%
30-Day SEC Yield	-0.64%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
AST SpaceMobile, Inc.	9.6%
Applied Digital Corp.	8.9%
Bloom Energy Corp.	5.5%
Rigetti Computing, Inc.	5.3%
Rocket Lab Corp.	5.0%
Oklo, Inc.	4.9%
Lumentum Holdings, Inc.	4.8%
Sandisk Corp.	4.8%
BigBear.ai Holdings, Inc.	4.7%
CoreWeave, Inc.	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/meme/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Meme Stock ETF	PAGE 2	TSR-AR-77926X817

Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
RDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/rdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$100	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000 Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000 Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Russell 2000 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Russell 2000 Index.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 9.58% and 9.50%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X825

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/09/2024)
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF NAV	9.50	14.35
Solactive GBS Global Markets All Cap USD Index TR	22.52	20.75
Visit https://www.roundhillinvestments.com/etf/rdte/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$161,599,245
Number of Holdings	6
Net Advisory Fee	$1,457,516
Portfolio Turnover	74%
30-Day SEC Yield	-0.67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Russell 2000 Index	89.3%
Roundhill Weekly T-Bill ETF	7.4%
First American Government Obligations Fund	3.5%

Top Sectors	(%)
Finance and Insurance	7.4%
Cash & Other	92.6%
Fund Name Change:
Effective upon the open of trading on May 1, 2025, the Fund’s name was changed from the Roundhill Small Cap 0DTE Covered Call Strategy ETF to the Roundhill Russell 2000 0DTE Covered Call Strategy ETF.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/rdte/.
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X825

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	PAGE 3	TSR-AR-77926X825

Roundhill S&P 500 0DTE Covered Call Strategy ETF
XDTE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$101	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill S&P 500 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500 Index. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 12.68% and 12.74%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 1	TSR-AR-77926X205

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2024)
Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV	12.74	16.82
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.39
Visit https://www.roundhillinvestments.com/etf/xdte/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,689,976
Number of Holdings	6
Net Advisory Fee	$3,686,799
Portfolio Turnover	54%
30-Day SEC Yield	-0.67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
S&P 500 Index	89.7%
Roundhill Weekly T-Bill ETF	7.1%
First American Government Obligations Fund	0.5%

Security Type	(%)
Purchased Options	89.7%
Exchange Traded Funds	7.1%
Money Market Funds	0.5%
Cash & Other	2.7%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xdte/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 2	TSR-AR-77926X205

Roundhill S&P 500® No Dividend Target ETF
XDIV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill S&P 500® No Dividend Target ETF for the period of July 9, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdiv/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill S&P 500® No Dividend Target ETF	$4	0.07%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is an actively managed  ETF that seeks to provide the total return, before fees and expenses, of the S&P 500® Index. The Fund intends to provide exposure to the S&P 500® Index by investing in ETFs that seek to track the performance of the S&P 500® Index (“S&P 500 ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the S&P 500® Index (including S&P 500 ETFs).
The Adviser seeks to manage the Fund’s portfolio such that the Fund does not pay dividends or otherwise distribute any income to shareholders each year. The strategy has been designed for investors seeking to achieve the total return of the S&P 500® Index, but do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage its portfolio of shares of S&P 500 ETFs such that the Fund is not holding shares of an S&P 500 ETF as of market close on the day prior to its ex-dividend date. A fund’s (such as an S&P 500 ETF) ex-dividend date is the date on which such fund’s shares begin trading without the value of the most recently declared dividend. There is no guarantee that the Fund will be able to successfully provide the total return of the S&P 500® Index and avoid paying dividends and distributions.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.38% and 10.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 10.37% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Roundhill S&P 500® No Dividend Target ETF	PAGE 1	TSR-AR-77926X833

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/09/2025)
Roundhill S&P 500® No Dividend Target ETF NAV	10.03
Solactive GBS Global Markets All Cap USD Index TR	10.37
Visit https://www.roundhillinvestments.com/etf/xdiv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,289,801
Number of Holdings	2
Net Advisory Fee	$4,067
Portfolio Turnover	62%
30-Day SEC Yield	1.01%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	99.8%
State Street SPDR Portfolio S&P 500 ETF	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xdiv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500® No Dividend Target ETF	PAGE 2	TSR-AR-77926X833

Roundhill S&P 500 Target 20 Managed Distribution ETF
XPAY (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xpay/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 Target 20 Managed Distribution ETF	$53	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 16.61% and 16.71%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 1	TSR-AR-77926X858

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
Roundhill S&P 500 Target 20 Managed Distribution ETF NAV	16.71	15.35
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.69
Visit https://www.roundhillinvestments.com/etf/xpay/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$77,180,305
Number of Holdings	15
Net Advisory Fee	$187,044
Portfolio Turnover	1%
30-Day SEC Yield	-0.38%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	97.8%
First American Government Obligations Fund	2.0%
State Street SPDR Portfolio S&P 500 ETF	0.2%

Security Type	(%)
ETFs	98.0%
Cash & Other	2.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xpay/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 2	TSR-AR-77926X858

Roundhill Uranium ETF
UX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 28, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ux/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Uranium ETF	$76	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected changes in the price of physical uranium, in the form of Triuranium Octoxide (U308). The Fund obtained exposure through derivatives - using total return swaps referencing the spot price of uranium as the reference asset. The Fund’s relative performance was primarily attributable to uranium prices, which was inline with the performance with the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 18.78% and 18.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 18.76% over the same period.”
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Uranium ETF	PAGE 1	TSR-AR-77926X684

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/28/2025)
Roundhill Uranium ETF NAV	18.92
Solactive GBS Global Markets All Cap USD Index TR	18.76
Visit https://www.roundhillinvestments.com/etf/ux/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,678,957
Number of Holdings	5
Net Advisory Fee	$11,235
Portfolio Turnover	35%
30-Day SEC Yield	1.84%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Security Types	(%)
Closed End Investment Trusts	20.3%
Cash & Other	79.7%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	91.2%
First American Government Obligations Fund	5.0%
Yellow Cake Plc	1.8%
United States Treasury Bill*	63.3%
*	Held for cash and collateral management purposes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ux/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Uranium ETF	PAGE 2	TSR-AR-77926X684

Roundhill Weekly T-Bill ETF
WEEK (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of March 5, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/week/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Weekly T-Bill ETF	$16	0.19%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objective to provide weekly distributions of current income through investments in  U.S. Treasury Bills (“T-Bills”) that have a maturity of between 0 and 3 months at the time of purchase. T-Bills are short-term debt obligations issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States government. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in T-Bills.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 3.40% and 3.34%, respectively. The Solactive US Aggregate Bond Index returned by 4.39% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Weekly T-Bill ETF	PAGE 1	TSR-AR-77926X676

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/05/2025)
Roundhill Weekly T-Bill ETF NAV	3.34
Solactive US Aggregate Bond Index	4.39
Visit https://www.roundhillinvestments.com/etf/week/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$141,013,795
Number of Holdings	14
Net Advisory Fee	$159,446
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.0%
United States Treasury Bill*	101.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/week/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Weekly T-Bill ETF	PAGE 2	TSR-AR-77926X676

Roundhill AAPL WeeklyPay ETF
AAPW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/aapw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AAPL WeeklyPay ETF	$90	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AAPL while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 8.80% and 8.76%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill AAPL WeeklyPay ETF	PAGE 1	TSR-AR-77926X791

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill AAPL WeeklyPay ETF NAV	8.76
Solactive GBS Global Markets All Cap USD Index TR	16.25
Visit https://www.roundhillinvestments.com/etf/aapw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$42,008,565
Number of Holdings	4
Net Advisory Fee	$160,555
Portfolio Turnover	33%
30-Day SEC Yield	2.04%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	76.0%
Common Stocks	9.9%
Money Market Funds	7.6%
Total Return Swaps	6.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Apple, Inc.	120.2%
First American Government Obligations Fund	7.6%
United States Treasury Bill*	76.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/aapw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AAPL WeeklyPay ETF	PAGE 2	TSR-AR-77926X791

Roundhill AMD WeeklyPay ETF
AMDW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill AMD WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amdw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AMD WeeklyPay ETF	$52	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AMD while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 36.81% and 37.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill AMD WeeklyPay ETF	PAGE 1	TSR-AR-77926X783

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill AMD WeeklyPay ETF NAV	37.03
Solactive GBS Global Markets All Cap USD Index TR	8.52
Visit https://www.roundhillinvestments.com/etf/amdw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$53,024,166
Number of Holdings	4
Net Advisory Fee	$157,581
Portfolio Turnover	81%
30-Day SEC Yield	1.83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	63.9%
Common Stocks	20.0%
Total Return Swaps	8.8%
Money Market Funds	7.3%

Top 10 Issuers	(%)
Advanced Micro Devices, Inc.	120.2%
First American Government Obligations Fund	7.3%
United States Treasury Bill*	63.9%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/amdw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AMD WeeklyPay ETF	PAGE 2	TSR-AR-77926X783

Roundhill AMZN WeeklyPay ETF
AMZW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amzw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AMZN WeeklyPay ETF	$55	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AMZN while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 6.33% and 6.37%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill AMZN WeeklyPay ETF	PAGE 1	TSR-AR-77926X775

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill AMZN WeeklyPay ETF NAV	6.37
Solactive GBS Global Markets All Cap USD Index TR	14.82
Visit https://www.roundhillinvestments.com/etf/amzw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$41,977,005
Number of Holdings	4
Net Advisory Fee	$131,218
Portfolio Turnover	80%
30-Day SEC Yield	1.97%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	66.5%
Common Stocks	20.0%
Money Market Funds	10.3%
Total Return Swaps	3.2%

Top 10 Issuers	(%)
Amazon.com, Inc.	120.2%
First American Government Obligations Fund	10.3%
United States Treasury Bill*	66.5%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/amzw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AMZN WeeklyPay ETF	PAGE 2	TSR-AR-77926X775

Roundhill ARM WeeklyPay ETF
ARMW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill ARM WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/armw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill ARM WeeklyPay ETF	$15	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ARM while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -39.77% and -40.09%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill ARM WeeklyPay ETF	PAGE 1	TSR-AR-77926X536

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill ARM WeeklyPay ETF NAV	-40.09
Solactive GBS Global Markets All Cap USD Index TR	2.65
Visit https://www.roundhillinvestments.com/etf/armw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,872,406
Number of Holdings	4
Net Advisory Fee	$28,101
Portfolio Turnover	28%
30-Day SEC Yield	2.88%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	95.7%
Common Stocks	20.0%
Money Market Funds	9.7%
Total Return Swaps	-21.5%
Cash & Other	-3.9%

Top 10 Issuers	(%)
ARM Holdings PLC	120.2%
First American Government Obligations Fund	9.7%
United States Treasury Bill*	95.7%
*	Held for cash and collateral management purposes.
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
MANAGED DISTRIBUTIONS
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/armw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill ARM WeeklyPay ETF	PAGE 2	TSR-AR-77926X536

Roundhill AVGO WeeklyPay ETF
AVGW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill AVGO WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/avgw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AVGO WeeklyPay ETF	$49	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AVGO while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 23.65% and 23.73%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill AVGO WeeklyPay ETF	PAGE 1	TSR-AR-77926X619

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill AVGO WeeklyPay ETF NAV	23.73
Solactive GBS Global Markets All Cap USD Index TR	8.52
Visit https://www.roundhillinvestments.com/etf/avgw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,202,416
Number of Holdings	4
Net Advisory Fee	$159,426
Portfolio Turnover	51%
30-Day SEC Yield	2.04%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	68.0%
Common Stocks	20.0%
Money Market Funds	8.9%
Total Return Swaps	3.1%

Top 10 Issuers	(%)
Broadcom, Inc.	120.5%
First American Government Obligations Fund	8.9%
United States Treasury Bill*	68.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/avgw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AVGO WeeklyPay ETF	PAGE 2	TSR-AR-77926X619

Roundhill BABA WeeklyPay ETF
BABW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill BABA WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/babw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill BABA WeeklyPay ETF	$18	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  BABA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -14.49% and -14.65%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill BABA WeeklyPay ETF	PAGE 1	TSR-AR-77926X510

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill BABA WeeklyPay ETF NAV	-14.65
Solactive GBS Global Markets All Cap USD Index TR	2.65
Visit https://www.roundhillinvestments.com/etf/babw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,634,663
Number of Holdings	4
Net Advisory Fee	$27,514
Portfolio Turnover	18%
30-Day SEC Yield	2.59%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	88.1%
Common Stocks	20.1%
Money Market Funds	3.9%
Total Return Swaps	-10.5%
Cash & Other	-1.6%

Top 10 Issuers	(%)
Alibaba Group Holding Ltd.	121.0%
First American Government Obligations Fund	3.8%
United States Treasury Bill*	88.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/babw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill BABA WeeklyPay ETF	PAGE 2	TSR-AR-77926X510

Roundhill BRKB WeeklyPay ETF
BRKW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/brkw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill BRKB WeeklyPay ETF	$54	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  BRKB while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 2.52% and 2.72%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill BRKB WeeklyPay ETF	PAGE 1	TSR-AR-77926X627

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill BRKB WeeklyPay ETF NAV	2.72
Solactive GBS Global Markets All Cap USD Index TR	14.82
Visit https://www.roundhillinvestments.com/etf/brkw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$31,730,266
Number of Holdings	4
Net Advisory Fee	$112,937
Portfolio Turnover	22%
30-Day SEC Yield	2.45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	91.1%
Money Market Funds	9.0%
Common Stocks	2.1%
Total Return Swaps	0.7%
Cash & Other	-2.9%

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	119.8%
First American Government Obligations Fund	9.0%
United States Treasury Bill*	91.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/brkw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill BRKB WeeklyPay ETF	PAGE 2	TSR-AR-77926X627

Roundhill COIN WeeklyPay ETF
COIW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/coiw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill COIN WeeklyPay ETF	$75	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COIN while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -25.32% and -25.52%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill COIN WeeklyPay ETF	PAGE 1	TSR-AR-77926X767

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill COIN WeeklyPay ETF NAV	-25.52
Solactive GBS Global Markets All Cap USD Index TR	16.25
Visit https://www.roundhillinvestments.com/etf/coiw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,992,414
Number of Holdings	4
Net Advisory Fee	$373,826
Portfolio Turnover	79%
30-Day SEC Yield	4.15%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	128.8%
Common Stocks	12.0%
Money Market Funds	4.2%
Total Return Swaps	-44.9%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Coinbase Global, Inc.	121.3%
First American Government Obligations Fund	4.2%
United States Treasury Bill*	128.8%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/coiw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill COIN WeeklyPay ETF	PAGE 2	TSR-AR-77926X767

Roundhill COST WeeklyPay ETF
COSW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill COST WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cosw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill COST WeeklyPay ETF	$18	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COST while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -10.86% and -10.81%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill COST WeeklyPay ETF	PAGE 1	TSR-AR-77926X528

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill COST WeeklyPay ETF NAV	-10.81
Solactive GBS Global Markets All Cap USD Index TR	2.65
Visit https://www.roundhillinvestments.com/etf/cosw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,936,881
Number of Holdings	4
Net Advisory Fee	$27,535
Portfolio Turnover	10%
30-Day SEC Yield	2.30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	73.0%
Common Stocks	20.1%
Money Market Funds	10.3%
Total Return Swaps	-3.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Costco Wholesale Corp.	120.3%
First American Government Obligations Fund	10.3%
United States Treasury Bill*	73.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/cosw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill COST WeeklyPay ETF	PAGE 2	TSR-AR-77926X528

Roundhill Gold Miners WeeklyPay ETF
GDXW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Gold Miners WeeklyPay ETF for the period of October 29, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gdxw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Gold Miners WeeklyPay ETF	$19	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  VanEck Gold Miners ETF (NYSE Arca: GDX) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 25.09% and 24.90%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 0.41% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Gold Miners WeeklyPay ETF	PAGE 1	TSR-AR-77926X486

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/29/2025)
Roundhill Gold Miners WeeklyPay ETF NAV	24.90
Solactive GBS Global Markets All Cap USD Index TR	0.41
Visit https://www.roundhillinvestments.com/etf/gdxw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,950,803
Number of Holdings	3
Net Advisory Fee	$18,958
Portfolio Turnover	0%
30-Day SEC Yield	2.34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	74.1%
Money Market Funds	20.2%
Total Return Swaps	5.7%

Top 10 Issuers	(%)
VanEck Gold Miners ETF/USA	121.6%
First American Government Obligations Fund	20.2%
United States Treasury Bill*	74.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/gdxw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Gold Miners WeeklyPay ETF	PAGE 2	TSR-AR-77926X486

Roundhill Gold WeeklyPay ETF
GLDW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Gold WeeklyPay ETF for the period of October 29, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gldw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Gold WeeklyPay ETF	$18	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  SPDR Gold Trust (NYSE Arca: GLD) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.17% and 10.13%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 0.41% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Gold WeeklyPay ETF	PAGE 1	TSR-AR-77926X494

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/29/2025)
Roundhill Gold WeeklyPay ETF NAV	10.13
Solactive GBS Global Markets All Cap USD Index TR	0.41
Visit https://www.roundhillinvestments.com/etf/gldw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$13,818,273
Number of Holdings	3
Net Advisory Fee	$12,467
Portfolio Turnover	0%
30-Day SEC Yield	2.59%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	65.0%
Money Market Funds	31.5%
Total Return Swaps	3.5%

Top 10 Issuers	(%)
SPDR Gold Shares	121.3%
First American Government Obligations Fund	31.5%
United States Treasury Bill*	65.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/gldw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Gold WeeklyPay ETF	PAGE 2	TSR-AR-77926X494

Roundhill GOOGL WeeklyPay ETF
GOOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill GOOGL WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/goow/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill GOOGL WeeklyPay ETF	$61	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  GOOGL while making weekly distribution payments to shareholders. Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 77.42% and 77.59%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill GOOGL WeeklyPay ETF	PAGE 1	TSR-AR-77926X759

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill GOOGL WeeklyPay ETF NAV	77.59
Solactive GBS Global Markets All Cap USD Index TR	8.52
Visit https://www.roundhillinvestments.com/etf/goow/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$68,019,981
Number of Holdings	4
Net Advisory Fee	$165,224
Portfolio Turnover	16%
30-Day SEC Yield	1.66%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	61.6%
Common Stocks	15.8%
Total Return Swaps	15.3%
Money Market Funds	7.3%

Top 10 Issuers	(%)
Alphabet, Inc.	120.1%
First American Government Obligations Fund	7.3%
United States Treasury Bill*	61.6%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/goow/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GOOGL WeeklyPay ETF	PAGE 2	TSR-AR-77926X759

Roundhill HOOD WeeklyPay ETF
HOOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/hoow/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill HOOD WeeklyPay ETF	$67	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of HOOD while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 54.09% and 53.64%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill HOOD WeeklyPay ETF	PAGE 1	TSR-AR-77926X635

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill HOOD WeeklyPay ETF NAV	53.64
Solactive GBS Global Markets All Cap USD Index TR	14.82
Visit https://www.roundhillinvestments.com/etf/hoow/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$308,853,943
Number of Holdings	4
Net Advisory Fee	$929,153
Portfolio Turnover	0%
30-Day SEC Yield	2.99%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	100.1%
Money Market Funds	3.4%
Common Stocks	1.9%
Total Return Swaps	-5.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Robinhood Markets, Inc.	121.1%
First American Government Obligations Fund	3.4%
United States Treasury Bill*	100.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/hoow/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill HOOD WeeklyPay ETF	PAGE 2	TSR-AR-77926X635

Roundhill META WeeklyPay ETF
METW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill META WeeklyPay ETF	$51	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of META while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -8.35% and -8.51%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill META WeeklyPay ETF	PAGE 1	TSR-AR-77926X742

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill META WeeklyPay ETF NAV	-8.51
Solactive GBS Global Markets All Cap USD Index TR	14.82
Visit https://www.roundhillinvestments.com/etf/metw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,768,832
Number of Holdings	4
Net Advisory Fee	$135,391
Portfolio Turnover	65%
30-Day SEC Yield	2.41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	85.0%
Common Stocks	20.0%
Money Market Funds	3.7%
Total Return Swaps	-4.3%
Cash & Other	-4.4%

Top 10 Issuers	(%)
Meta Platforms, Inc.	120.1%
First American Government Obligations Fund	3.7%
United States Treasury Bill*	85.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/metw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill META WeeklyPay ETF	PAGE 2	TSR-AR-77926X742

Roundhill MSFT WeeklyPay ETF
MSFW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill MSFT WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/msfw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill MSFT WeeklyPay ETF	$42	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  MSFT while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -6.61% and -6.50%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill MSFT WeeklyPay ETF	PAGE 1	TSR-AR-77926X734

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill MSFT WeeklyPay ETF NAV	-6.50
Solactive GBS Global Markets All Cap USD Index TR	8.52
Visit https://www.roundhillinvestments.com/etf/msfw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$30,710,059
Number of Holdings	4
Net Advisory Fee	$95,255
Portfolio Turnover	69%
30-Day SEC Yield	2.52%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	77.9%
Common Stocks	20.1%
Money Market Funds	10.0%
Total Return Swaps	-6.8%
Cash & Other	-1.2%

Top 10 Issuers	(%)
Microsoft Corp.	120.2%
First American Government Obligations Fund	10.0%
United States Treasury Bill*	77.9%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/msfw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill MSFT WeeklyPay ETF	PAGE 2	TSR-AR-77926X734

Roundhill MSTR WeeklyPay ETF
MSTW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill MSTR WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mstw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill MSTR WeeklyPay ETF	$28	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  MSTR while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -70.91% and -71.20%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill MSTR WeeklyPay ETF	PAGE 1	TSR-AR-77926X593

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill MSTR WeeklyPay ETF NAV	-71.20
Solactive GBS Global Markets All Cap USD Index TR	8.52
Visit https://www.roundhillinvestments.com/etf/mstw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$61,792,137
Number of Holdings	2
Net Advisory Fee	$331,053
Portfolio Turnover	553%
30-Day SEC Yield	-0.48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Purchased Options	83.3%
Money Market Funds	16.8%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Strategy, Inc.	121.1%
First American Government Obligations Fund	16.8%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/mstw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill MSTR WeeklyPay ETF	PAGE 2	TSR-AR-77926X593

Roundhill NFLX WeeklyPay ETF
NFLW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nflw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill NFLX WeeklyPay ETF	$45	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  NFLX while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -28.93% and -28.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill NFLX WeeklyPay ETF	PAGE 1	TSR-AR-77926X643

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill NFLX WeeklyPay ETF NAV	-28.92
Solactive GBS Global Markets All Cap USD Index TR	14.82
Visit https://www.roundhillinvestments.com/etf/nflw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$30,995,206
Number of Holdings	4
Net Advisory Fee	$105,569
Portfolio Turnover	65%
30-Day SEC Yield	3.00%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.7%
Common Stocks	20.1%
Money Market Funds	4.0%
Total Return Swaps	-23.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Netflix, Inc.	120.2%
First American Government Obligations Fund	4.0%
United States Treasury Bill*	99.7%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nflw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NFLX WeeklyPay ETF	PAGE 2	TSR-AR-77926X643

Roundhill NVDA WeeklyPay ETF
NVDW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nvdw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill NVDA WeeklyPay ETF	$100	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  NVDA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 33.37% and 33.20%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill NVDA WeeklyPay ETF	PAGE 1	TSR-AR-77926X718

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill NVDA WeeklyPay ETF NAV	33.20
Solactive GBS Global Markets All Cap USD Index TR	16.25
Visit https://www.roundhillinvestments.com/etf/nvdw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,666,430
Number of Holdings	4
Net Advisory Fee	$428,101
Portfolio Turnover	59%
30-Day SEC Yield	1.89%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	72.0%
Common Stocks	20.1%
Total Return Swaps	6.9%
Money Market Funds	2.3%
Cash & Other	-1.3%

Top 10 Issuers	(%)
NVIDIA Corp.	120.6%
First American Government Obligations Fund	2.3%
United States Treasury Bill*	72.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nvdw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NVDA WeeklyPay ETF	PAGE 2	TSR-AR-77926X718

Roundhill PLTR WeeklyPay ETF
PLTW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/pltw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill PLTR WeeklyPay ETF	$103	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  PLTR while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 38.85% and 38.53%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill PLTR WeeklyPay ETF	PAGE 1	TSR-AR-77926X726

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill PLTR WeeklyPay ETF NAV	38.53
Solactive GBS Global Markets All Cap USD Index TR	16.25
Visit https://www.roundhillinvestments.com/etf/pltw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$243,305,947
Number of Holdings	4
Net Advisory Fee	$1,014,600
Portfolio Turnover	60%
30-Day SEC Yield	1.64%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	66.0%
Common Stocks	20.2%
Total Return Swaps	12.5%
Money Market Funds	0.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
Palantir Technologies, Inc.	121.6%
First American Government Obligations Fund	0.3%
United States Treasury Bill*	66.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/pltw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill PLTR WeeklyPay ETF	PAGE 2	TSR-AR-77926X726

Roundhill Treasury Bond WeeklyPay ETF
TSYW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill Treasury Bond WeeklyPay ETF for the period of November 12, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tsyw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Treasury Bond WeeklyPay ETF	$13	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund decreased by -3.41% and -3.56%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by -0.66% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Treasury Bond WeeklyPay ETF	PAGE 1	TSR-AR-77926X395

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
Roundhill Treasury Bond WeeklyPay ETF NAV	-3.56
Solactive GBS Global Markets All Cap USD Index TR	0.66
Visit https://www.roundhillinvestments.com/etf/tsyw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,748,621
Number of Holdings	3
Net Advisory Fee	$4,676
Portfolio Turnover	0%
30-Day SEC Yield	2.82%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	86.1%
Money Market Funds	16.4%
Total Return Swaps	-2.5%

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	120.2%
First American Government Obligations Fund	16.4%
United States Treasury Bill*	86.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/tsyw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Treasury Bond WeeklyPay ETF	PAGE 2	TSR-AR-77926X395

Roundhill TSLA WeeklyPay ETF
TSLW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tslw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill TSLA WeeklyPay ETF	$96	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  TSLA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 23.83% and 23.69%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill TSLA WeeklyPay ETF	PAGE 1	TSR-AR-77926X692

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill TSLA WeeklyPay ETF NAV	23.69
Solactive GBS Global Markets All Cap USD Index TR	16.25
Visit https://www.roundhillinvestments.com/etf/tslw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$149,834,792
Number of Holdings	4
Net Advisory Fee	$526,215
Portfolio Turnover	34%
30-Day SEC Yield	1.31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	57.3%
Common Stocks	26.0%
Total Return Swaps	14.2%
Money Market Funds	2.5%

Top 10 Issuers	(%)
Tesla, Inc.	121.6%
First American Government Obligations Fund	2.5%
United States Treasury Bill*	57.3%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/tslw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill TSLA WeeklyPay ETF	PAGE 2	TSR-AR-77926X692

Roundhill UBER WeeklyPay ETF
UBEW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill UBER WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ubew/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill UBER WeeklyPay ETF	$18	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  UBER while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -14.51% and -14.54%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill UBER WeeklyPay ETF	PAGE 1	TSR-AR-77926X478

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill UBER WeeklyPay ETF NAV	-14.54
Solactive GBS Global Markets All Cap USD Index TR	2.65
Visit https://www.roundhillinvestments.com/etf/ubew/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,165,144
Number of Holdings	4
Net Advisory Fee	$27,633
Portfolio Turnover	12%
30-Day SEC Yield	2.21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	82.5%
Common Stocks	20.0%
Money Market Funds	0.9%
Total Return Swaps	-3.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Uber Technologies, Inc.	119.9%
First American Government Obligations Fund	0.9%
United States Treasury Bill*	82.5%
*	Held for cash and collateral management purposes.
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ubew/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill UBER WeeklyPay ETF	PAGE 2	TSR-AR-77926X478

Roundhill UNH WeeklyPay ETF
UNHW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill UNH WeeklyPay ETF for the period of December 2, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/unhw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill UNH WeeklyPay ETF	$8	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  UNH while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 2.80% and 2.52%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 1.34% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill UNH WeeklyPay ETF	PAGE 1	TSR-AR-77926X544

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/02/2025)
Roundhill UNH WeeklyPay ETF NAV	2.52
Solactive GBS Global Markets All Cap USD Index TR	1.34
Visit https://www.roundhillinvestments.com/etf/unhw/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$23,461,131
Number of Holdings	4
Net Advisory Fee	$6,385
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	72.5%
Common Stocks	20.1%
Money Market Funds	6.8%
Total Return Swaps	0.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	120.2%
First American Government Obligations Fund	6.9%
United States Treasury Bill*	72.5%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/unhw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill UNH WeeklyPay ETF	PAGE 2	TSR-AR-77926X544

Roundhill WeeklyPay Universe ETF
WPAY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Roundhill WeeklyPay Universe ETF for the period of September 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/wpay/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill WeeklyPay Universe ETF	$9	0.29%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund, using a full replication approach, attempts to provide, before fees and expenses, the total return performance of the  Solactive Roundhill WeeklyPay™ Universe Index. Each constituent of the Index is an ETF for which Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser that is part of Roundhill’s “WeeklyPayTM” suite of single company ETFs.
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -0.77% and -0.40%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 7.22% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill WeeklyPay Universe ETF	PAGE 1	TSR-AR-77926X585

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/03/2025)
Roundhill WeeklyPay Universe ETF NAV	-0.40
Solactive GBS Global Markets All Cap USD Index TR	7.22
Visit https://www.roundhillinvestments.com/etf/wpay/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$361,443,459
Number of Holdings	21
Net Advisory Fee	$0
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.8%
Money Market Funds	0.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
Roundhill NVDA WeeklyPay ETF	5.3%
Roundhill UBER WeeklyPay ETF	5.3%
Roundhill GOOGL WeeklyPay ETF	5.2%
Roundhill BRKB WeeklyPay ETF	5.2%
Roundhill AMZN WeeklyPay ETF	5.2%
Roundhill AVGO WeeklyPay ETF	5.2%
Roundhill COST WeeklyPay ETF	5.2%
Roundhill UNH WeeklyPay ETF	5.1%
Roundhill META WeeklyPay ETF	5.1%
Roundhill AAPL WeeklyPay ETF	5.1%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Other Material Fund Changes:
Effective October 24, 2025, the Fund’s Prospectus and Summary Prospectus was updated to reflect the Index’s Rebalance Date as the third Friday of each calendar month.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/wpay/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill WeeklyPay Universe ETF	PAGE 2	TSR-AR-77926X585

(b)	Not applicable.

Item 2. Code of Ethics.

Roundhill ETF Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Felix Rivera is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$593,250	$132,150
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$134,000	$32,500
(d) All Other Fees	$12,150	$8,285

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The Trustees of the Board of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), comprise the Registrant’s audit committee.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETF Trust
Roundhill Bitcoin Covered Call Strategy ETF (YBTC)
Roundhill China Magnificent Seven ETF
(formerly Roundhill China Dragons ETF) (MAGC)
Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)
Roundhill Ether Covered Call Strategy ETF (YETH)
Roundhill GLP-1 & Weight Loss ETF (OZEM)
Roundhill Humanoid Robotics ETF (HUMN)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)
Roundhill Magnificent Seven Covered Call ETF (MAGY)
Roundhill Meme Stock ETF (MEME)
Roundhill Russell 2000 0DTE Covered Call Strategy ETF
(formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF) (RDTE)
Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE)
Roundhill S&P 500 No Dividend Target ETF (XDIV)
Roundhill S&P 500 Target 20 Managed Distribution ETF (XPAY)
Roundhill Uranium ETF (UX)
Roundhill Weekly T-Bill ETF (WEEK)
Annual Financial Statements & Additional Information
December 31, 2025

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.6%(a)
Call Options - 3.6%
iShares Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $49.72(b)(c)	$223,663,320	45,048	$7,768,077
TOTAL PURCHASED OPTIONS (Cost $12,050,975)			7,768,077
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 104.4%
3.81%, 01/27/2026(d)		$224,000,000	223,387,186
TOTAL U.S. TREASURY BILLS (Cost $223,387,186)			223,387,186
		Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(e)		143,176	143,176
TOTAL MONEY MARKET FUNDS (Cost $143,176)			143,176
TOTAL INVESTMENTS - 108.1% (Cost $235,581,337)			$231,298,439
Liabilities in Excess of Other Assets - (8.1)%			(17,333,092)
TOTAL NET ASSETS - 100.0%			$ 213,965,347

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (0.2)%
iShares Bitcoin Trust ETF, Expiration: 01/02/2026; Exercise Price: $51.30(a)(b)	$(223,663,320)	(45,048)	$(390,116)
Put Options - (3.4)%
iShares Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $49.72(a)(b)	(223,663,320)	(45,048)	(7,318,047)
TOTAL WRITTEN OPTIONS (Premiums received $11,576,066)			$ (7,708,163)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$7,768,077	$—	$7,768,077
U.S. Treasury Bills	—	223,387,186	—	223,387,186
Money Market Funds	143,176	—	—	143,176
Total Investments	$143,176	$231,155,263	$—	$231,298,439
Liabilities:
Investments:
Written Options	$—	$(7,708,163)	$—	$(7,708,163)
Total Investments	$—	$(7,708,163)	$—	$(7,708,163)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 26.4%
Auto Manufacturers - 2.5%
BYD Co. Ltd. - ADR	39,954	$483,843
Internet - 15.8%
Alibaba Group Holding Ltd. - ADR	4,984	730,555
Meituan - ADR(a)	15,827	417,674
PDD Holdings, Inc. - ADR(a)(b)	11,361	1,288,224
Tencent Holdings Ltd. - ADR	7,943	608,037
		3,044,490
Software - 3.2%
NetEase, Inc. - ADR(b)	4,453	612,822
Telecommunications - 4.9%
Xiaomi Corp. - ADR(a)	36,900	929,511
TOTAL COMMON STOCKS (Cost $5,621,375)		5,070,666
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 51.9%
3.81%, 01/27/2026(c)(d)	$10,000,000	9,972,642
TOTAL U.S. TREASURY BILLS (Cost $9,972,642)		9,972,642
	Shares
MONEY MARKET FUNDS - 19.7%
First American Government Obligations Fund - Class X, 3.67%(e)	3,789,326	3,789,326
TOTAL MONEY MARKET FUNDS (Cost $3,789,326)		3,789,326
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	1,545,499	1,545,499
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,545,499)		1,545,499
TOTAL INVESTMENTS - 106.0% (Cost $20,928,842)		$20,378,133
Liabilities in Excess of Other Assets - (6.0)%		(1,145,468)
TOTAL NET ASSETS - 100.0%		$ 19,232,665

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,495,489.
(c)	The rate shown is the annualized yield as of December 31, 2025.
(d)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $2,992,650.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	$2,021,338	$333,651
BYD Co. Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	2,255,148	(112,784)
Meituan	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	2,322,030	(12,577)
NetEase, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	2,123,201	(63,154)
PDD Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	1,452,072	(179,715)
Tencent Holdings Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	2,130,004	287,960
Xiaomi Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	1,812,295	343,911
Net Unrealized Appreciation (Depreciation)							$597,292

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,070,666	$—	$—	$5,070,666
U.S. Treasury Bills	—	9,972,642	—	9,972,642
Money Market Funds	3,789,326	—	—	3,789,326
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,545,499
Total Investments	$ 8,859,992	$9,972,642	$—	$20,378,133
Other Financial Instruments:
Total Return Swaps*	$—	$965,522	$—	$965,522
Total Other Financial Instruments	$—	$965,522	$—	$965,522
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(368,230)	$—	$(368,230)
Total Other Financial Instruments	$—	$(368,230)	$—	$(368,230)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,545,499 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

4

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

China	$3,051,887	15.9%
Ireland	1,288,224	6.7
Hong Kong	730,555	3.8
United States	15,307,467	79.6
Liabilities in Excess of Other Assets	(1,145,468)	(6.0)
	$19,232,665	100.0%

The accompanying notes are an integral part of these financial statements.

5

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 25.0%
Roundhill Magnificent Seven ETF(a)(b)	279,823	$ 18,457,125
TOTAL EXCHANGE TRADED FUNDS (Cost $12,609,388)		18,457,125
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 47.4%
3.81%, 01/27/2026(c)(d)	$35,000,000	34,904,248
TOTAL U.S. TREASURY BILLS (Cost $34,904,248)		34,904,248
	Shares
MONEY MARKET FUNDS - 3.1%
First American Government Obligations Fund - Class X, 3.67%(e)	2,285,998	2,285,998
TOTAL MONEY MARKET FUNDS (Cost $2,285,998)		2,285,998
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	1,443,075	1,443,075
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,443,075)		1,443,075
TOTAL INVESTMENTS - 77.5% (Cost $51,242,709)		$57,090,446
Other Assets in Excess of Liabilities - 22.5%		16,540,131
TOTAL NET ASSETS - 100.0%		$ 73,630,577

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,404,948.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown is the annualized yield as of December 31, 2025.
(d)
All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $25,637,035, which included $15,661,535 with Goldman Sachs and $9,975,500 with Nomura Securities International, Inc.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Roundhill Magnificent Seven ETF*	Goldman Sachs	Receive	OBFR + 1.20%	Termination	01/12/2026	$69,559,833	$3,238,371
Roundhill Magnificent Seven ETF*	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	05/26/2026	59,205,3662	14,787,646
Net Unrealized Appreciation (Depreciation)							$18,026,017

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.
*	Swap on affiliated security (Note 2).

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$18,457,125	$—	$—	$18,457,125
U.S. Treasury Bills	—	34,904,248	—	34,904,248
Money Market Funds	2,285,998	—	—	2,285,998
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,443,075
Total Investments	$ 20,743,123	$34,904,248	$—	$57,090,446
Other Financial Instruments:
Total Return Swaps*	$—	$18,026,017	$—	$18,026,017
Total Other Financial Instruments	$—	$18,026,017	$—	$18,026,017

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,443,075 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Transactions with Affiliates

	Value as of December 31, 2024	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Magnificent Seven ETF	$—	$53,493,598	$(56,451,165)	$15,566,955	$5,847,737	$18,457,125	279,823	$273,157	$—
	$—	$53,493,598	$(56,451,165)	$15,566,955	$5,847,737	$18,457,125	279,823	$273,157	$—

The accompanying notes are an integral part of these financial statements.

7

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.8%(a)
Call Options - 4.8%(b)(c)
iShares Ethereum Trust ETF, Expiration: 01/16/2026; Exercise Price: $22.00	$28,037,500	12,500	$1,631,250
Proshares Ether ETF, Expiration: 01/15/2026; Exercise Price: $37.20	80,891,400	21,745	3,631,415
TOTAL PURCHASED OPTIONS (Cost $5,102,971)			5,262,665
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.1%
3.81%, 01/27/2026(d)(e)		$108,000,000	107,704,767
TOTAL U.S. TREASURY BILLS (Cost $107,704,767)			107,704,767
		Shares
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.67%(f)		771,112	771,112
TOTAL MONEY MARKET FUNDS (Cost $771,112)			771,112
TOTAL INVESTMENTS - 104.6% (Cost $113,578,850)			$113,738,544
Liabilities in Excess of Other Assets - (4.6)%			(4,992,186)
TOTAL NET ASSETS - 100.0%			$ 108,746,358

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%(a)(b)
Call Options - (0.4)%
iShares Ethereum Trust ETF, Expiration: 01/02/2026; Exercise Price: $23.00	$(28,037,500)	(12,500)	$(125,000)
Proshares Ether ETF, Expiration: 01/02/2026; Exercise Price: $38.51	(80,891,400)	(21,745)	(282,685)
Total Call Options			(407,685)
Put Options - (4.2)%
iShares Ethereum Trust ETF, Expiration: 01/16/2026; Exercise Price: $22.00	(28,037,500)	(12,500)	(1,025,000)
Proshares Ether ETF, Expiration: 01/15/2026; Exercise Price: $37.20	(80,891,400)	(21,745)	(3,566,180)
Total Put Options			(4,591,180)
TOTAL WRITTEN OPTIONS (Premiums received $13,448,969)			$ (4,998,865)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,262,665	$—	$5,262,665
U.S. Treasury Bills	—	107,704,767	—	107,704,767
Money Market Funds	771,112	—	—	771,112
Total Investments	$771,112	$112,967,432	$—	$113,738,544
Liabilities:
Investments:
Written Options	$—	$(4,998,865)	$—	$(4,998,865)
Total Investments	$—	$(4,998,865)	$—	$(4,998,865)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Biotechnology - 27.2%(a)
Amgen, Inc.	4,855	$1,589,090
Biohaven Ltd.(b)(c)	69,585	785,615
Gilead Sciences, Inc.	6,839	839,419
Gubra AS	14,172	1,153,219
Innovent Biologics, Inc.(b)(d)	142,500	1,395,982
Regeneron Pharmaceuticals, Inc.	1,630	1,258,148
Scholar Rock Holding Corp.(b)(c)	19,451	856,816
Structure Therapeutics, Inc. - ADR(b)	25,981	1,806,978
Viking Therapeutics, Inc.(b)(c)	55,565	1,954,777
WaVe Life Sciences Ltd.(b)	25,615	435,455
		12,075,499
Pharmaceuticals - 72.5%(a)
Ascletis Pharma, Inc.(b)(d)	1,026,000	1,501,399
AstraZeneca PLC - ADR	15,423	1,417,836
Chugai Pharmaceutical Co. Ltd.	33,400	1,756,459
CSPC Pharmaceutical Group Ltd.	790,000	855,618
Eli Lilly & Co.	6,607	7,100,411
Hanmi Pharm Co. Ltd.	4,841	1,518,956
Novo Nordisk AS - ADR	171,668	8,734,468
Pfizer, Inc.	71,190	1,772,631
Rhythm Pharmaceuticals, Inc.(b)	6,080	650,803
Roche Holding AG	4,484	1,857,556
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	565,000	1,419,124
Shionogi & Co. Ltd.	34,200	619,874
United Laboratories International Holdings Ltd.	606,000	902,363
Zealand Pharma AS(b)	27,496	2,016,500
		32,123,998
TOTAL COMMON STOCKS (Cost$42,748,254)		44,199,497
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	2,222,059	2,222,059
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost$2,222,059)		2,222,059
TOTAL INVESTMENTS - 104.7% (Cost $44,970,313)		$46,421,556
Liabilities in Excess of Other Assets - (4.7)%		(2,092,529)
TOTAL NET ASSETS - 100.0%		$ 44,329,027

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,148,605.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,897,381 or 6.5% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$44,199,497	$—	$—	$44,199,497
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,222,059
Total Investments	$ 44,199,497	$—	$—	$46,421,556

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,222,059 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$ 20,836,747	47.0%
Denmark	11,904,187	26.9
China	5,172,123	11.6
Japan	2,376,333	5.4
Switzerland	1,857,556	4.2
South Korea	1,518,956	3.4
United Kingdom	1,417,836	3.2
Hong Kong	902,363	2.0
Singapore	435,455	1.0
Liabilities in Excess of Other Assets	(2,092,529)	(4.7)
	$ 44,329,027	100.0%

The accompanying notes are an integral part of these financial statements.

11

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 1.7%
Kawasaki Heavy Industries Ltd.	8,500	$562,889
Auto Manufacturers - 18.1%
Hyundai Motor Co.	5,029	1,035,089
Tesla, Inc.(a)	7,211	3,242,931
XPeng, Inc. - ADR(a)(b)	89,196	1,808,895
		6,086,915
Auto Parts & Equipment - 4.0%
Mobileye Global, Inc. - Class A(a)	45,979	480,021
Schaeffler AG	88,020	864,218
		1,344,239
Electrical Components & Equipment - 2.8%
ABB Ltd.	12,586	939,021
Electronics - 3.9%
Hesai Group - ADR(a)(b)	28,905	647,472
RoboSense Technology Co. Ltd.(a)	145,000	681,827
		1,329,299
Internet - 5.7%
Alphabet, Inc. - Class A	2,211	692,043
Amazon.com, Inc.(a)	3,852	889,119
Meta Platforms, Inc. - Class A	529	349,187
		1,930,349
Machinery-Diversified - 43.0%(c)
Doosan Robotics, Inc.(a)	16,784	908,786
FANUC Corp.	17,900	694,782
Harmonic Drive Systems, Inc.	58,100	1,401,116
Hexagon AB - Class B	78,546	932,962
Keyence Corp.	1,500	542,410
Leader Harmonious Drive Systems Co. Ltd. - Class A	51,375	1,412,268
Nabtesco Corp.	37,700	901,462
Rainbow Robotics(a)	5,235	1,709,811
Rockwell Automation, Inc.	671	261,066
Shenzhen Dobot Corp. Ltd. - Class H(a)	282,800	1,376,304
THK Co. Ltd.	10,600	270,976
UBTech Robotics Corp. Ltd. - Class H(a)	208,250	3,379,196
Yaskawa Electric Corp.	22,000	667,530
		14,458,669
Metal Fabricate/Hardware - 2.4%
RBC Bearings, Inc.(a)	597	267,713
SKF AB - Class B	10,259	273,535
Timken Co.(b)	3,251	273,506
		814,754
Miscellaneous Manufacturing - 1.7%
Hiwin Technologies Corp.	90,290	557,479
Semiconductors - 13.5%
Advanced Micro Devices, Inc.(a)	2,541	544,180
NVIDIA Corp.	8,020	1,495,730
Ouster, Inc.(a)	23,503	508,605

	Shares	Value
QUALCOMM, Inc.	4,955	$847,553
Teradyne, Inc.	5,882	1,138,520
		4,534,588
Software - 0.7%
Cambricon Technologies Corp. Ltd. - Class A(a)	1,256	243,637
Telecommunications - 2.3%
Xiaomi Corp. - Class B(a)(d)	153,400	774,538
TOTAL COMMON STOCKS (Cost $31,782,868)		33,576,377
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	2,327,542	2,327,542
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,327,542)		2,327,542
TOTAL INVESTMENTS - 106.7% (Cost $34,110,410)		$35,903,919
Liabilities in Excess of Other Assets - (6.7)%		(2,250,170)
TOTAL NET ASSETS - 100.0%		$33,653,749

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,180,255.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $774,538 or 2.3% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,576,377	$—	$—	$33,576,377
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,327,542
Total Investments	$ 33,576,377	$—	$—	$35,903,919

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,327,542 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

13

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 90.9%(a)
Call Options - 90.9%
Nasdaq 100 Stock Index(b)(c)
Expiration: 03/20/2026; Exercise Price: $1,947.25	$93,424,445	37	$86,135,815
Expiration: 06/18/2026; Exercise Price: $2,177.00	232,298,620	92	212,177,673
Expiration: 09/18/2026; Exercise Price: $2,250.00	179,273,935	71	163,213,439
Expiration: 12/18/2026; Exercise Price: $2,450.10	224,723,665	89	202,668,361
Expiration: 03/19/2027; Exercise Price: $2,510.15	189,373,875	75	170,386,390
TOTAL PURCHASED OPTIONS (Cost $756,723,452)			834,581,678
		Shares
EXCHANGE TRADED FUNDS - 5.2%
Roundhill Weekly T-Bill ETF(d)		479,558	47,989,369
TOTAL EXCHANGE TRADED FUNDS (Cost $47,974,983)			47,989,369
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.3%
First American Government Obligations Fund - Class X, 3.67%(e)		39,814,835	39,814,835
TOTAL MONEY MARKET FUNDS (Cost $39,814,835)			39,814,835
TOTAL INVESTMENTS - 100.4% (Cost $844,513,270)			$922,385,882
Liabilities in Excess of Other Assets - (0.4)%			(4,069,948)
TOTAL NET ASSETS - 100.0%			$ 918,315,934

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$834,581,678	$—	$834,581,678
Exchange Traded Funds	47,989,369	—	—	47,989,369
Money Market Funds	39,814,835	—	—	39,814,835
Total Investments	$ 87,804,204	$834,581,678	$—	$922,385,882

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2024	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$ —	$47,974,982	$—	$—	$14,387	$47,989,369	479,558	$1,272,382	$—
	$–—	$47,974,982	$—	$—	$14,387	$47,989,369	479,558	$1,272,382	$—

The accompanying notes are an integral part of these financial statements.

15

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 97.6%
Roundhill Magnificent Seven ETF(a)(b)(c)	3,420,800	$ 225,635,968
TOTAL EXCHANGE TRADED FUNDS (Cost $214,283,280)		225,635,968
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%
First American Government Obligations Fund - Class X, 3.67%(d)	5,653,222	5,653,222
TOTAL MONEY MARKET FUNDS (Cost $5,653,222)		5,653,222
TOTAL INVESTMENTS - 100.0% (Cost $219,936,502)		$231,289,190
Other Assets in Excess of Liabilities - 0.0%(e)		47,269
TOTAL NET ASSETS - 100.0%		$ 231,336,459

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

16

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Call Options - (0.0)%(a)
Roundhill Magnificent Seven ETF(b)(c)(d)
Expiration: 01/02/2026; Exercise Price: $66.46	$(5,144,880)	(780)	$(780)
Expiration: 01/02/2026; Exercise Price: $67.15	(3,601,416)	(546)	(2,129)
Expiration: 01/02/2026; Exercise Price: $67.91	(216,889,672)	(32,882)	(30,580)
TOTAL WRITTEN OPTIONS (Premiums received $1,532,403)			$ (33,489)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Option on affiliated security.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$225,635,968	$—	$—	$225,635,968
Money Market Funds	5,653,222	—	—	5,653,222
Total Investments	$ 231,289,190	$—	$—	$231,289,190
Liabilities:
Investments:
Written Options	$—	$(33,489)	$—	$(33,489)
Total Investments	$—	$(33,489)	$—	$(33,489)

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of April 22, 2025(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Roundhill Magnificent Seven ETF	$—	$264,446,119	$(51,305,413)	$1,142,574	$11,352,688	$225,635,968	3,420,800	$3,263,171	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL MEME STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace/Defense - 5.0%
Rocket Lab Corp.(a)	13,433	$ 937,086
Computers - 19.2%
D-Wave Quantum, Inc.(a)	30,399	794,934
Lumentum Holdings, Inc.(a)	2,472	911,154
Rigetti Computing, Inc.(a)	45,417	1,005,987
Sandisk Corp.(a)	3,815	905,605
		3,617,680
Diversified Financial Services - 6.4%
BitMine Immersion Technologies, Inc.	25,287	686,542
Circle Internet Group, Inc.(a)	6,666	528,614
		1,215,156
Electric - 4.9%
Oklo, Inc.(a)	12,834	920,968
Investment Companies - 3.6%
IREN Ltd.(a)	18,212	687,867
Machinery-Construction & Mining - 5.5%
Bloom Energy Corp. - Class A(a)	11,898	1,033,817
Mining - 7.3%
Hecla Mining Co.	41,982	805,635
Hycroft Mining Holding Corp.(a)	24,077	572,310
		1,377,945
Semiconductors - 4.5%
Astera Labs, Inc.(a)	5,126	852,761
Software - 20.1%
BigBear.ai Holdings, Inc.(a)(b)	165,970	896,238
CoreWeave, Inc. - Class A(a)	12,269	878,583
IonQ, Inc.(a)	19,459	873,125
Nebius Group NV - Class A(a)	7,534	630,634
Strategy, Inc.(a)	3,464	526,355
		3,804,935
Telecommunications - 23.1%
Applied Digital Corp.(a)	68,647	1,683,224
AST SpaceMobile, Inc.(a)	25,013	1,816,694
Credo Technology Group Holding Ltd.(a)	6,002	863,628
		4,363,546
TOTAL COMMON STOCKS (Cost $20,178,414)		18,811,761

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING-3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	730,319	$730,319
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $730,319)		730,319
	Shares
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67%(c)	79,380	79,380
TOTAL MONEY MARKET FUNDS (Cost $79,380)		79,380
TOTAL INVESTMENTS - 103.9% (Cost $20,988,113)		$19,621,460
Liabilities in Excess of Other Assets - (3.9)%		(738,703)
TOTAL NET ASSETS - 100.0%		$ 18,882,757

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $685,865.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

ROUNDHILL MEME STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,811,761	$—	$—	$18,811,761
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	730,319
Money Market Funds	79,380	—	—	79,380
Total Investments	$ 18,891,141	$—	$—	$19,621,460

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $730,319 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

19

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 89.3%(a)
Call Options - 89.3%
Russell 2000 Index(b)(c)
Expiration: 03/20/2026; Exercise Price: $188.51	$4,467,433	18	$4,115,538
Expiration: 09/18/2026; Exercise Price: $225.17	13,898,679	56	12,556,274
Expiration: 12/18/2026; Exercise Price: $246.20	86,370,364	348	77,119,615
Expiration: 03/19/2027; Exercise Price: $252.30	56,835,670	229	50,532,015
TOTAL PURCHASED OPTIONS (Cost $142,448,502)			144,323,442
		Shares
EXCHANGE TRADED FUNDS - 7.4%
Roundhill Weekly T-Bill ETF(d)		118,679	11,876,208
TOTAL EXCHANGE TRADED FUNDS (Cost $11,872,647)			11,876,208
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%
First American Government Obligations Fund - Class X, 3.67%(e)		5,735,743	5,735,743
TOTAL MONEY MARKET FUNDS (Cost $5,735,743)			5,735,743
TOTAL INVESTMENTS - 100.2% (Cost $160,056,892)			$161,935,393
Liabilities in Excess of Other Assets - (0.2)%			(336,148)
TOTAL NET ASSETS - 100.0%			$161,599,245

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$144,323,442	$—	$144,323,442
Exchange Traded Funds	11,876,208	—	—	11,876,208
Money Market Funds	5,735,743	—	—	5,735,743
Total Investments	$17,611,951	$144,323,442	$—	$161,935,393

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2024	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$ —	$11,872,647	$ —	$ —	$3,561	$11,876,208	118,679	$314,884	$ —
	$—	$11,872,647	$—	$—	$3,561	$11,876,208	118,679	$314,884	$—

The accompanying notes are an integral part of these financial statements.

21

Roundhill S&P 500 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 89.7%(a)
Call Options - 89.7%
S&P 500 Index(b)(c)
Expiration: 06/18/2026; Exercise Price: $600.00	$10,268,250	15	$9,329,850
Expiration: 09/18/2026; Exercise Price: $637.00	13,006,450	19	11,740,227
Expiration: 12/18/2026; Exercise Price: $663.60	138,279,100	202	124,082,043
Expiration: 03/19/2027; Exercise Price: $678.80	213,579,600	312	190,948,430
TOTAL PURCHASED OPTIONS (Cost $328,618,692)			336,100,550
		Shares
EXCHANGE TRADED FUNDS - 7.1%
Roundhill Weekly T-Bill ETF(d)		264,576	26,476,121
TOTAL EXCHANGE TRADED FUNDS (Cost $26,468,183)			26,476,121
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.67%(e)		2,060,687	2,060,687
TOTAL MONEY MARKET FUNDS (Cost $2,060,687)			2,060,687
TOTAL INVESTMENTS - 97.3% (Cost $357,147,562)			$364,637,358
Other Assets in Excess of Liabilities - 2.7%			10,052,618
TOTAL NET ASSETS - 100.0%			$374,689,976

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

Roundhill S&P 500 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$336,100,550	$—	$336,100,550
Exchange Traded Funds	26,476,121	—	—	26,476,121
Money Market Funds	2,060,687	—	—	2,060,687
Total Investments	$28,536,808	$336,100,550	$—	$364,637,358

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2024	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$ —	$26,468,183	$ —	$ —	$7,938	$26,476,121	264,576	$701,984	$ —
	$—	$26,468,183	$—	$—	$7,938	$26,476,121	264,576	$701,984	$—

The accompanying notes are an integral part of these financial statements.

23

Roundhill S&P 500 No Dividend Target ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core S&P 500 ETF(a)	38,323	$26,248,956
State Street SPDR Portfolio S&P 500 ETF	275	22,060
TOTAL EXCHANGE TRADED FUNDS (Cost$26,076,171)		26,271,016
TOTAL INVESTMENTS - 99.9% (Cost $26,076,171)		$26,271,016
Other Assets in Excess of Liabilities - 0.1%		18,785
TOTAL NET ASSETS - 100.0%		$26,289,801

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$26,271,016	$—	$—	$26,271,016
Total Investments	$26,271,016	$—	$—	$26,271,016

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 98.0%(a)
Call Options - 98.0%(b)(c)(d)
SPDR S&P 500 ETF Trust
Expiration: 02/11/2026; Exercise Price: $0.01	$11,729,024	172	$11,739,977
Expiration: 03/12/2026; Exercise Price: $0.01	9,205,920	135	9,215,666
Expiration: 04/08/2026; Exercise Price: $0.01	1,227,456	18	1,225,536
Expiration: 05/13/2026; Exercise Price: $0.01	1,841,184	27	1,838,822
Expiration: 06/10/2026; Exercise Price: $0.01	5,932,704	87	5,927,377
Expiration: 07/10/2026; Exercise Price: $0.01	3,955,136	58	3,941,835
Expiration: 08/14/2026; Exercise Price: $0.01	6,751,008	99	6,731,294
Expiration: 09/11/2026; Exercise Price: $0.01	4,227,904	62	4,217,283
Expiration: 10/13/2026; Exercise Price: $0.01	5,250,784	77	5,223,619
Expiration: 11/13/2026; Exercise Price: $0.01	3,341,408	49	3,324,972
Expiration: 12/11/2026; Exercise Price: $33.10	20,525,792	301	19,470,107
Expiration: 12/11/2026; Exercise Price: $33.10	2,727,680	40	2,587,389
State Street SPDR Portfolio S&P 500 ETF
Expiration: 02/11/2026; Exercise Price: $0.01	176,484	22	177,073
Expiration: 03/12/2026; Exercise Price: $0.01	8,022	1	8,044
TOTAL PURCHASED OPTIONS (Cost $69,612,970)			75,628,994
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%
First American Government Obligations Fund - Class X, 3.67%(d)		1,575,713	1,575,713
TOTAL MONEY MARKET FUNDS (Cost $1,575,713)			1,575,713
TOTAL INVESTMENTS - 100.0% (Cost $71,188,683)			$77,204,707
Liabilities in Excess of Other Assets - (0.0)%(e)			(24,402)
TOTAL NET ASSETS - 100.0%			$77,180,305

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

25

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$75,628,994	$—	$75,628,994
Money Market Funds	1,575,713	—	—	1,575,713
Total Investments	$1,575,713	$75,628,994	$—	$77,204,707

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

26

Roundhill Uranium ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
CLOSED END INVESTMENT TRUSTS - 20.3%
Sprott Physical Uranium Trust(a)	27,843	$542,938
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $445,536)		542,938
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 63.3%
3.81%, 01/27/2026(b)(c)	$1,700,000	1,695,349
TOTAL U.S. TREASURY BILLS (Cost $1,695,349)		1,695,349
	Shares
MONEY MARKET FUNDS - 5.0%
First American Government Obligations Fund - Class X, 3.67%(d)	134,829	134,829
TOTAL MONEY MARKET FUNDS (Cost $134,829)		134,829
TOTAL INVESTMENTS - 88.6% (Cost $2,275,714)		$2,373,116
Other Assets in Excess of Liabilities - 11.4%		305,841
TOTAL NET ASSETS - 100.0%		$2,678,957

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $1,596,080.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

27

ROUNDHILL URANIUM ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Sprott Physical Uranium Trust	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination	03/02/2026		$1,900,372	$259,673
Yellow Cake PLC	Nomura Securities International, Inc.	Receive	SONIA + 3.00%	Termination	03/02/2026	GBP	215,891	47,274
Net Unrealized Appreciation (Depreciation)								$306,947

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
Notional Amount is in USD unless otherwise indicated.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.
SONIA - Sterling Overnight Index Average was 4.46% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Closed End Investment Trusts	$542,938	$—	$—	$542,938
U.S. Treasury Bills	—	1,695,349	—	1,695,349
Money Market Funds	134,829	—	—	134,829
Total Investments	$677,767	$1,695,349	$—	$2,373,116
Other Financial Instruments:
Total Return Swaps*	$—	$306,947	$—	$306,947
Total Other Financial Instruments	$—	$306,947	$—	$306,947

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

28

Roundhill Weekly T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY BILLS - 101.4%
3.85%, 01/06/2026(a)	$11,019,000	$11,013,168
3.81%, 01/13/2026(a)	11,011,000	10,997,161
3.79%, 01/20/2026(a)	11,017,000	10,995,173
3.75%, 01/27/2026(a)	11,047,000	11,017,340
3.81%, 02/03/2026(a)	10,972,000	10,934,072
3.78%, 02/10/2026(a)	11,019,000	10,973,204
3.80%, 02/17/2026(a)	11,187,000	11,132,011
3.74%, 02/24/2026(a)	11,177,000	11,114,859
3.73%, 03/03/2026(a)	11,098,000	11,028,422
3.64%, 03/10/2026(a)	11,162,000	11,085,888
3.53%, 03/17/2026(a)	11,064,000	10,983,440
3.56%, 03/24/2026(a)	10,948,000	10,860,097
3.56%, 03/31/2026(a)	10,997,000	10,901,030
TOTAL U.S. TREASURY BILLS (Cost $143,035,865)		143,035,865
	Shares
MONEY MARKET FUNDS - 0.0%(b)
First American Government Obligations Fund - Class X, 3.67%(c)	1,148	1,148
TOTAL MONEY MARKET FUNDS (Cost $1,148)		1,148
TOTAL INVESTMENTS - 101.4% (Cost $143,037,013)		$143,037,013
Liabilities in Excess of Other Assets - (1.4)%		(2,023,218)
TOTAL NET ASSETS - 100.0%		$141,013,795

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

Roundhill Weekly T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$143,035,865	$—	$143,035,865
Money Market Funds	1,148	—	—	1,148
Total Investments	$1,148	$143,035,865	$—	$143,037,013

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

30

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill China Magnificent Seven ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
ASSETS:
Investments in unaffiliated securities, at value	$231,298,439	$20,378,133	$38,633,321	$113,738,544	$46,421,556
Investments in affiliated securities, at value	—	—	18,457,125	—	—
Deposit at broker for option contracts	1,259,380	—	—	2,686,216	—
Dividends receivable	19,057	8,990	11,176	13,350	23,485
Unrealized appreciation on swap contracts*	—	965,522	18,026,017	—	—
Receivable for swap contracts	—	12,017	580	—	—
Receivable for investments sold	—	415,880	—	63,265	154,086
Dividend tax reclaims receivable	—	—	—	—	55,247
Security lending income receivable	—	103	363	—	1,370
Total assets	232,576,876	21,780,645	75,128,582	116,501,375	46,655,744
LIABILITIES:
Written option contracts, at value	7,708,163	—	—	4,998,865	—
Distributions payable	10,432,235	—	—	1,087,969	—
Payable for investments purchased	281,829	619,784	—	168,770	—
Payable to Adviser	189,302	10,154	54,930	87,109	22,156
Unrealized depreciation on swap contracts*	—	368,230	—	—	—
Payable for swap contracts	—	4,313	—	—	—
Payable for capital shares redeemed	—	—	—	1,412,304	—
Payable upon return of securities loaned	—	1,545,499	1,443,075	—	2,222,059
Payable to custodian	—	—	—	—	82,502
Total liabilities	18,611,529	2,547,980	1,498,005	7,755,017	2,326,717
NET ASSETS	$213,965,347	$19,232,665	$73,630,577	$108,746,358	$44,329,027
Net Assets Consists of:
Paid-in capital	$260,177,194	$26,866,722	$59,625,816	$138,540,421	$43,065,754
Total distributable earnings/(accumulated losses)	(46,211,847)	(7,634,057)	14,004,761	(29,794,063)	1,263,273
Total net assets	$213,965,347	$19,232,665	$73,630,577	$108,746,358	$44,329,027
Net assets	$213,965,347	$19,232,665	$73,630,577	$108,746,358	$44,329,027
Shares issued and outstanding(a)	7,530,000	810,000	1,290,000	6,160,000	1,300,000
Net asset value per share	$28.42	$23.74	$57.08	$17.65	$34.10
Cost:
Investments in unaffiliated securities, at cost	$235,581,337	$20,928,842	$38,633,321	$113,578,850	$44,970,313
Investments in affiliated securities, at cost	—	—	12,609,388	—	—
Proceeds:
Written option contracts premium received	$11,576,066	$—	$—	$13,448,969	$—
Loaned Securities:
at value (included in investments)	$—	$1,495,489	$1,404,948	$—	$2,148,605

(a)	Unlimited shares authorized.
*	Swap on affiliated security held in the Roundhill Daily 2X Long Magnificent Seven ETF (Note 2).
The accompanying notes are an integral part of these financial statements.

31

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill Humanoid Robotics ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF	Roundhill Meme Stock ETF	Roundhill Russell 2000 0DTE Covered Call Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value	$35,903,919	$874,396,513	$5,653,222	$19,621,460	$150,059,185
Investments in affiliated securities, at value	—	47,989,369	225,635,968	—	11,876,208
Receivable for investments sold	114,443	40,253,458	267	—	3,792,566
Dividends receivable	17,348	103,543	3,138	90	14,045
Foreign currency, at value	12,193	—	—	—	—
Security lending income receivable	733	—	—	743	—
Receivable for fund shares sold	—	4,312,532	2,659,040	—	1,465,200
Deposit at broker for option contracts	—	3,062,224	18	—	446,998
Receivable for transaction fee	—	—	26	—	—
Total assets	36,048,636	970,117,639	233,951,679	19,622,293	167,654,202
LIABILITIES:
Written option contracts, at value	—	—	33,489	—	—
Payable upon return of securities loaned	2,327,542	—	—	730,319	—
Payable to custodian	46,359	—	—	—	—
Payable to Adviser	20,986	773,077	9,291	9,217	137,420
Payable for investments purchased	—	—	2,572,440	—	—
Distributions payable	—	51,028,628	—	—	5,917,537
Total liabilities	2,394,887	51,801,705	2,615,220	739,536	6,054,957
NET ASSETS	$33,653,749	$918,315,934	$231,336,459	$18,882,757	$161,599,245
Net Assets Consists of:
Paid-in capital	$32,915,897	$918,301,547	$230,707,271	$30,383,878	$163,735,778
Total distributable earnings/(accumulated losses)	737,852	14,387	629,188	(11,501,121)	(2,136,533)
Total net assets	$33,653,749	$918,315,934	$231,336,459	$18,882,757	$161,599,245
Net assets	$33,653,749	$918,315,934	$231,336,459	$18,882,757	$161,599,245
Shares issued and outstanding(a)	1,130,000	29,790,000	4,350,000	3,050,000	5,510,000
Net asset value per share	$29.78	$30.83	$53.18	$6.19	$29.33
Cost:
Investments in unaffiliated securities, at cost	$34,110,410	$796,538,287	$5,653,222	$20,988,113	$148,184,245
Investments in affiliated securities, at cost	$—	$47,974,983	$214,283,280	$—	$11,872,647
Foreign currency, at cost	$12,193	$—	$—	$—	$—
Proceeds:
Written option contracts premium received	$—	$—	$1,532,403	$—	$—
Loaned Securities:
at value (included in investments)	$2,180,255	$—	$—	$685,865	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

32

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 No Dividend Target ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF	Roundhill Uranium ETF	Roundhill Weekly T-Bill ETF
ASSETS:
Investments in unaffiliated securities, at value	$338,161,237	$26,271,016	$77,204,707	$2,373,116	$143,037,013
Investments in affiliated securities, at value	26,476,121	—	—	—	—
Deposit at broker for option contracts	11,135,873	—	—	—	—
Receivable for fund shares sold	11,495,977	—	—	—	—
Dividends receivable	33,068	—	6,336	557	60
Receivable for investments sold	6,497,987	1,656,185	—	—	—
Unrealized appreciation on swap contracts	—	—	—	306,947	—
Cash	—	44,486	—	—	—
Receivable for transaction fee	—	830	—	—	—
Total assets	393,800,263	27,972,517	77,211,043	2,680,620	143,037,073
LIABILITIES:
Distributions payable	18,797,376	—	—	—	—
Payable to Adviser	312,911	297	30,635	1,663	23,082
Payable for investments purchased	—	22,063	—	—	—
Payable for capital shares redeemed	—	1,660,356	—	—	2,000,196
Due to broker	—	—	103	—	—
Total liabilities	19,110,287	1,682,716	30,738	1,663	2,023,278
NET ASSETS	$374,689,976	$26,289,801	$77,180,305	$2,678,957	$141,013,795
Net Assets Consists of:
Paid-in capital	$374,682,038	$26,142,738	$71,230,444	$2,280,416	$141,013,966
Total distributable earnings/(accumulated losses)	7,938	147,063	5,949,861	398,541	(171)
Total net assets	$374,689,976	$26,289,801	$77,180,305	$2,678,957	$141,013,795
Net assets	$374,689,976	$26,289,801	$77,180,305	$2,678,957	$141,013,795
Shares issued and outstanding(a)	9,445,000	950,000	1,430,000	90,000	1,410,000
Net asset value per share	$39.67	$27.67	$53.97	$29.77	$100.01
Cost:
Investments in unaffiliated securities, at cost	$330,679,379	$26,076,171	$71,188,683	$2,275,714	$143,037,013
Investments in affiliated securities, at cost	$26,468,183	$—	$—	$—	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

33

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)	Roundhill China Magnificent Seven ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$219,031	$166,253	$146,005	$126,491	$728,547
Dividend income from affiliated securities	—	—	273,157	—	—
Less: dividend withholding taxes	—	(2,669)	—	—	(58,983)
Less: issuance fees	—	(12,379)	—	—	(5,914)
Interest income	8,965,117	809,174	1,983,332	2,558,537	—
Securities lending income	—	191	1,132	—	42,535
Total investment income	9,184,148	960,570	2,403,626	2,685,028	706,185
EXPENSES:
Investment advisory fee	2,073,373	185,389	642,821	607,389	217,646
Income tax expense	—	185	223	—	185
Total expenses	2,073,373	185,574	643,044	607,389	217,831
Expense reimbursement by Adviser	—	—	(6,302)	—	—
Net expenses	2,073,373	185,574	636,742	607,389	217,831
Net investment income	7,110,775	774,996	1,766,884	2,077,639	488,354
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	(43,091,393)	723,973	700	(3,766,998)	5,232,509
Affiliated investments	—	—	15,566,955	—	—
Written option contracts expired or closed	4,357,754	—	—	(34,583,173)	—
Swap contracts	—	(5,057,399)	(6,868,535)	—	—
Foreign currency translation	—	1,930	—	—	(28,913)
Net realized gain (loss)	(38,733,639)	(4,331,496)	8,699,120	(38,350,171)	5,203,596
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	348,050	1,917,119	—	(245,009)	7,205,144
Affiliated investments	—	—	5,847,737	—	—
Written option contracts	5,763,969	—	—	9,070,123	—
Swap contracts	—	9,038,928	10,267,015	—	—
Foreign currency translation	—	—	—	—	1,377
Net change in unrealized appreciation (depreciation)	6,112,019	10,956,047	16,114,752	8,825,114	7,206,521
Net realized and unrealized gain (loss)	(32,621,620)	6,624,551	24,813,872	(29,525,057)	12,410,117
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,510,845)	$7,399,547	$26,580,756	$(27,447,418)	$12,898,471

The accompanying notes are an integral part of these financial statements.

34

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill Humanoid Robotics ETF(a)	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF(b)	Roundhill Meme Stock ETF(c)	Roundhill Russell 2000 0DTE Covered Call Strategy ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$68,304	$1,711,878	$13,495	$412	$272,291
Dividend income from affiliated securities	—	1,272,382	3,263,171	—	314,884
Less: issuance fees	(364)	—	—	—	—
Less: dividend withholding taxes	(8,034)	—	—	—	—
Securities lending income	2,109	—	—	8,002	—
Total investment income	62,015	2,984,260	3,276,666	8,414	587,175
EXPENSES:
Investment advisory fee	83,579	7,744,563	570,929	32,748	1,457,516
Income tax expense	185	—	—	—	—
Interest expense	—	505	320	—	510
Total expenses	83,764	7,745,068	571,249	32,748	1,458,026
Expense reimbursement by Adviser	—	—	(167,242)	—	—
Net expenses	83,764	7,745,068	404,007	32,748	1,458,026
Net investment income/(loss)	(21,749)	(4,760,808)	2,872,659	(24,334)	(870,851)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	1,033,702	115,218,042	10,834	(11,409,115)	5,777,971
Affiliated investments	—	—	1,142,574	—	—
Written option contracts expired or closed	—	8,889,769	(7,856,851)	—	(1,240,562)
Foreign currency translation	(28,132)	—	—	—	—
Net realized gain (loss)	1,005,570	124,107,811	(6,703,443)	(11,409,115)	4,537,409
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,793,509	37,936,233	—	(1,366,653)	6,097,456
Affiliated investments	—	14,387	11,352,688	—	3,561
Written option contracts	—	—	1,498,914	—	—
Foreign currency translation	(244)	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,793,265	37,950,620	12,851,602	(1,366,653)	6,101,017
Net realized and unrealized gain (loss)	2,798,835	162,058,431	6,148,159	(12,775,768)	10,638,426
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,777,086	$157,297,623	$9,020,818	$(12,800,102)	$9,767,575

(a)	Inception date of the Fund was June 25, 2025.
(b)	Inception date of the Fund was April 22, 2025.
(c)	Inception date of the Fund was October 7, 2025.
The accompanying notes are an integral part of these financial statements.

35

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 No Dividend Target ETF(a)	Roundhill S&P 500 Target 20 Managed Distribution ETF	Roundhill Uranium ETF(b)	Roundhill Weekly T-Bill ETF(c)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$735,192	$18	$11,158	$5,412	$1,655
Dividend income from affiliated securities	701,984	—	—	—	—
Interest income	—	—	—	29,603	3,484,554
Total investment income	1,437,176	18	11,158	35,015	3,486,209
EXPENSES:
Investment advisory fee	3,686,799	11,589	187,044	11,235	159,446
Interest expense	1,304	—	8	—	—
Income tax expense	—	—	—	185	—
Total expenses	3,688,103	11,589	187,052	11,420	159,446
Expense reimbursement by Adviser	—	(7,522)	—	—	—
Net expenses	3,688,103	4,067	187,052	11,420	159,446
Net investment income/(loss)	(2,250,927)	(4,049)	(175,894)	23,595	3,326,763
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	60,198,791	951,061	692,947	(3,964)	(171)
Written option contracts expired or closed	(10,959,295)	—	—	—	—
Swap contracts	—	—	—	14,179	—
Foreign currency translation	—	—	—	(60)	—
Net realized gain (loss)	49,239,496	951,061	692,947	10,155	(171)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,287,681)	194,845	6,091,132	97,402	—
Affiliated investments	7,938	—	—	—	—
Swap contracts	—	—	—	306,947	—
Net change in unrealized appreciation (depreciation)	(2,279,743)	194,845	6,091,132	404,349	—
Net realized and unrealized gain (loss)	46,959,753	1,145,906	6,784,079	414,504	(171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,708,826	$1,141,857	$6,608,185	$438,099	$3,326,592

(a)	Inception date of the Fund was July 9, 2025.
(b)	Inception date of the Fund was January 28, 2025.
(c)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

36

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)		Roundhill China Magnificent Seven ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$7,110,775	$1,225,922	$774,996	$522,542
Net realized gain (loss)	(38,733,639)	18,617,958	(4,331,496)	(3,505,052)
Net change in unrealized appreciation (depreciation)	6,112,019	(6,527,014)	10,956,047	(10,909,464)
Net increase (decrease) in net assets from operations	(25,510,845)	13,316,866	7,399,547	(13,891,974)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(28,652,228)	(15,307,183)	(789,961)	(515,783)
From return of capital	(82,216,744)	—	—	—
Total distributions to shareholders	(110,868,972)	(15,307,183)	(789,961)	(515,783)
CAPITAL TRANSACTIONS:
Creations	896,701,097	88,083,395	5,813,265	95,668,909
Redemptions	(628,719,564)	(3,817,856)	(42,120,135)	(32,331,203)
ETF transaction fees	—	88,409	—	—
Net increase (decrease) in net assets from capital transactions	267,981,533	84,353,948	(36,306,870)	63,337,706
Net increase (decrease) in net assets	131,601,716	82,363,631	(29,697,284)	48,929,949
NET ASSETS:
Beginning of the period	82,363,631	—	48,929,949	—
End of the period	$213,965,347	$82,363,631	$19,232,665	$48,929,949
SHARES TRANSACTIONS
Creations	22,390,000	1,750,000	210,000	3,760,000
Redemptions	(16,530,000)	(80,000)	(1,700,000)	(1,460,000)
Total increase (decrease) in shares outstanding	5,860,000	1,670,000	(1,490,000)	2,300,000

(a)	Inception date of the Fund was January 17, 2024.
(b)	Inception date of the Fund was October 2, 2024.
The accompanying notes are an integral part of these financial statements.

37

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Daily 2X Long Magnificent Seven ETF		Roundhill Ether Covered Call Strategy ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$1,766,884	$511,298	$2,077,639	$53,705
Net realized gain (loss)	8,699,120	(3,261,910)	(38,350,171)	1,088,497
Net change in unrealized appreciation (depreciation)	16,114,752	7,759,002	8,825,114	(215,316)
Net increase (decrease) in net assets from operations	26,580,756	5,008,390	(27,447,418)	926,886
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,510,383)	(507,405)	(2,077,639)	(1,195,893)
From return of capital	—	—	(43,697,754)	(60,223)
Total distributions to shareholders	(1,510,383)	(507,405)	(45,775,393)	(1,256,116)
CAPITAL TRANSACTIONS:
Creations	129,868,702	67,142,650	183,704,097	11,873,201
Redemptions	(138,588,987)	(14,576,807)	(13,278,899)	—
ETF transaction fees	124,045	89,616	—	—
Net increase (decrease) in net assets from capital transactions	(8,596,240)	52,655,459	170,425,198	11,873,201
Net increase (decrease) in net assets	16,474,133	57,156,444	97,202,387	11,543,971
NET ASSETS:
Beginning of the period	57,156,444	—	11,543,971	—
End of the period	$73,630,577	$57,156,444	$108,746,358	$11,543,971
SHARES TRANSACTIONS
Creations	2,960,000	1,630,000	6,510,000	230,000
Redemptions	(2,930,000)	(370,000)	(580,000)	—
Total increase (decrease) in shares outstanding	30,000	1,260,000	5,930,000	230,000

(a)	Inception date of the Fund was February 28, 2024.
(b)	Inception date of the Fund was September 3, 2024.
The accompanying notes are an integral part of these financial statements.

38

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill GLP-1 & Weight Loss ETF		Roundhill Humanoid Robotics ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$488,354	$77,277	$(21,749)
Net realized gain (loss)	5,203,596	2,696,951	1,005,570
Net change in unrealized appreciation (depreciation)	7,206,521	(5,753,944)	1,793,265
Net increase (decrease) in net assets from operations	12,898,471	(2,979,716)	2,777,086
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(532,888)	(74,193)	(243,629)
From return of capital	—	(12,311)	—
Total distributions to shareholders	(532,888)	(86,504)	(243,629)
CAPITAL TRANSACTIONS:
Creations	9,805,733	59,052,320	47,965,073
Redemptions	(17,639,406)	(16,205,478)	(16,875,968)
ETF transaction fees	6,863	9,632	31,187
Net increase (decrease) in net assets from capital transactions	(7,826,810)	42,856,474	31,120,292
NET INCREASE (DECREASE) IN NET ASSETS	4,538,773	39,790,254	33,653,749
NET ASSETS:
Beginning of the period	39,790,254	—	—
End of the period	$44,329,027	$39,790,254	$33,653,749
SHARES TRANSACTIONS
Creations	360,000	2,220,000	1,700,000
Redemptions	(690,000)	(590,000)	(570,000)
Total increase (decrease) in shares outstanding	(330,000)	1,630,000	1,130,000

(a)	Inception date of the Fund was May 20, 2024.
(b)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

39

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Innovation-100 0DTE Covered Call Strategy ETF		Roundhill Magnificent Seven Covered Call ETF	Roundhill Meme Stock ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(4,760,808)	$(1,032,538)	$2,872,659	$(24,334)
Net realized gain (loss)	124,107,811	3,725,342	(6,703,443)	(11,409,115)
Net change in unrealized appreciation (depreciation)	37,950,620	39,921,992	12,851,602	(1,366,653)
Net increase (decrease) in net assets from operations	157,297,623	42,614,796	9,020,818	(12,800,102)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(157,283,236)	(42,614,796)	(6,818,539)	—
From return of capital	(214,781,397)	(40,105,924)	(13,471,012)	—
Total distributions to shareholders	(372,064,633)	(82,720,720)	(20,289,551)	—
CAPITAL TRANSACTIONS:
Creations	639,185,994	730,021,418	248,820,988	52,113,340
Redemptions	(171,822,371)	(24,196,173)	(6,217,051)	(20,430,825)
ETF transaction fees	—	—	1,255	344
Net increase (decrease) in net assets from capital transactions	467,363,623	705,825,245	242,605,192	31,682,859
Net increase (decrease) in net assets	252,596,613	665,719,321	231,336,459	18,882,757
NET ASSETS:
Beginning of the period	665,719,321	—	—	—
End of the period	$918,315,934	$665,719,321	$231,336,459	$18,882,757
SHARES TRANSACTIONS
Creations	18,040,000	17,200,000	4,460,000	5,900,000
Redemptions	(4,890,000)	(560,000)	(110,000)	(2,850,000)
Total increase (decrease) in shares outstanding	13,150,000	16,640,000	4,350,000	3,050,000

(a)	Inception date of the Fund was March 6, 2024.
(b)	Inception date of the Fund was April 22, 2025.
(c)	Inception date of the Fund was October 7, 2025.
The accompanying notes are an integral part of these financial statements.

40

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Russell 2000 0DTE Covered Call Strategy ETF		Roundhill S&P 500 0DTE Covered Call Strategy ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(870,851)	$(135,107)	$(2,250,927)	$(397,242)
Net realized gain (loss)	4,537,409	2,824,715	49,239,496	1,016,315
Net change in unrealized appreciation (depreciation)	6,101,017	(4,222,516)	(2,279,743)	9,769,539
Net increase (decrease) in net assets from operations	9,767,575	(1,532,908)	44,708,826	10,388,612
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,195,841)	(186,280)	(44,700,888)	(10,388,612)
From return of capital	(56,369,032)	(9,356,740)	(91,707,329)	(10,916,473)
Total distributions to shareholders	(66,564,873)	(9,543,020)	(136,408,217)	(21,305,085)
CAPITAL TRANSACTIONS:
Creations	94,563,146	188,753,523	333,911,384	311,562,315
Redemptions	(48,494,451)	(5,349,747)	(167,142,683)	(1,025,176)
Net increase (decrease) in net assets from capital transactions	46,068,695	183,403,776	166,768,701	310,537,139
Net increase (decrease) in net assets	(10,728,603)	172,327,848	75,069,310	299,620,666
NET ASSETS:
Beginning of the period	172,327,848	—	299,620,666	—
End of the period	$161,599,245	$172,327,848	$374,689,976	$299,620,666
SHARES TRANSACTIONS
Creations	2,730,000	4,300,000	7,260,000	5,995,000
Redemptions	(1,390,000)	(130,000)	(3,790,000)	(20,000)
Total increase (decrease) in shares outstanding	1,340,000	4,170,000	3,470,000	5,975,000

(a)	Inception date of the Fund was September 9, 2024.
(b)	Inception date of the Fund was March 6, 2024.
The accompanying notes are an integral part of these financial statements.

41

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill S&P 500 No Dividend Target ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF		Roundhill Uranium ETF
	Period Ended December 31, 2025(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)	Period Ended December 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(4,049)	$(175,894)	$(2,095)	$23,595
Net realized gain (loss)	951,061	692,947	(1,054)	10,155
Net change in unrealized appreciation (depreciation)	194,845	6,091,132	(75,108)	404,349
Net increase (decrease) in net assets from operations	1,141,857	6,608,185	(78,257)	438,099
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	—	(39,566)
From return of capital	—	(8,213,524)	(97,233)	—
Total distributions to shareholders	—	(8,213,524)	(97,233)	(39,566)
CAPITAL TRANSACTIONS:
Creations	64,081,693	79,786,949	7,035,910	2,900,156
Redemptions	(38,958,265)	(7,861,725)	—	(620,712)
ETF transaction fees	24,516	—	—	980
Net increase (decrease) in net assets from capital transactions	25,147,944	71,925,224	7,035,910	2,280,424
Net increase (decrease) in net assets	26,289,801	70,319,885	6,860,420	2,678,957
NET ASSETS:
Beginning of the period	—	6,860,420	—	—
End of the period	$26,289,801	$77,180,305	$6,860,420	$2,678,957
SHARES TRANSACTIONS
Creations	2,380,000	1,460,000	120,000	110,000
Redemptions	(1,430,000)	(150,000)	—	(20,000)
Total increase (decrease) in shares outstanding	950,000	1,310,000	120,000	90,000

(a)	Inception date of the Fund was July 9, 2025.
(b)	Inception date of the Fund was October 30, 2024.
(c)	Inception date of the Fund was January 28, 2025.
The accompanying notes are an integral part of these financial statements.

42

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Roundhill Weekly T-Bill ETF
Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$3,326,763
Net realized gain (loss)	(171)
Net increase (decrease) in net assets from operations	3,326,592
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,333,637)
Total distributions to shareholders	(3,333,637)
CAPITAL TRANSACTIONS:
Creations	283,100,368
Redemptions	(142,079,577)
ETF transaction fees	49
Net increase (decrease) in net assets from capital transactions	141,020,840
NET INCREASE (DECREASE) IN NET ASSETS	141,013,795
NET ASSETS:
Beginning of the period	—
End of the period	$141,013,795
SHARES TRANSACTIONS
Creations	2,830,000
Redemptions	(1,420,000)
Total increase (decrease) in shares outstanding	1,410,000

(a)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

43

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
CONSOLIDATED
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.32	$50.17
INVESTMENT OPERATIONS:
Net investment income(b)	1.36	1.71
Net realized and unrealized gain (loss) on investments(c)	(0.63)	19.47
Total from investment operations	0.73	21.18
LESS DISTRIBUTIONS FROM:
Net investment income	(5.59)	(22.15)
Return of capital	(16.04)	—
Total distributions	(21.63)	(22.15)
ETF transaction fees per share(b)	—	0.12
Net asset value, end of period	$28.42	$49.32
Total return(d)	−3.45%	52.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$213,965	$82,364
Ratio of expenses to average net assets(e)	0.95%	0.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	3.26%	3.74%
Portfolio turnover rate(d)(g)	—%	—%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.27	$25.30
INVESTMENT OPERATIONS:
Net investment income(b)	0.63	0.18
Net realized and unrealized gain (loss) on investments(c)	2.82	(3.99)
Total from investment operations	3.45	(3.81)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(0.22)
Total distributions	(0.98)	(0.22)
Net asset value, end of period	$23.74	$21.27
Total return(d)	16.16%	−15.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,233	$48,930
Ratio of expenses to average net assets(e)	0.59%	0.59%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	2.47%	3.30%
Portfolio turnover rate(d)(g)	116%	13%

(a)	Inception date of the Fund was October 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$45.36	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)	1.17	1.10
Net realized and unrealized gain (loss) on investments(c)	11.64	19.48
Total from investment operations	12.81	20.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.39)
Net realized gains	(0.33)	(0.01)
Total distributions	(1.17)	(0.40)
ETF transaction fees per share(b)	0.08	0.19
Net asset value, end of period	$57.08	$45.36
Total return(d)	28.38%	83.03%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$73,631	$57,156
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.95%	0.95%
After expense reimbursement/recoupment(f)	0.94%	0.95%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	2.61%	3.51%
Portfolio turnover rate(d)(h)	—%	—%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.19	$49.49
INVESTMENT OPERATIONS:
Net investment income(b)	0.77	0.54
Net realized and unrealized gain (loss) on investments(c)	(14.20)	10.55
Total from investment operations	(13.43)	11.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.87)	(9.89)
Return of capital	(18.24)	(0.50)
Total distributions	(19.11)	(10.39)
Net asset value, end of period	$17.65	$50.19
Total return(d)	−30.73%	23.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,746	$11,544
Ratio of expenses to average net assets(e)	0.95%	0.96%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	3.25%	3.23%
Portfolio turnover rate(d)(f)	1,987%	—%

(a)	Inception date of the Fund was September 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.41	$25.25
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.05
Net realized and unrealized gain (loss) on investments(c)	9.75	(0.85)
Total from investment operations	10.10	(0.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.04)
Return of capital	—	(0.01)
Total distributions	(0.41)	(0.05)
ETF transaction fees per share(b)	0.00(d)	0.01
Net asset value, end of period	$34.10	$24.41
Total return(e)	41.36%	−3.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,329	$39,790
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of tax expenses to average net assets(f)	0.00%(g)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	1.32%	0.32%
Portfolio turnover rate(e)(h)	66%	37%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

ROUNDHILL HUMANOID ROBOTICS ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.97
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	5.01
Total from investment operations	4.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized gains	(0.09)
Total distributions	(0.21)
ETF transaction fees per share(b)	0.04
Net asset value, end of period	$29.78
Total return(d)	20.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,654
Ratio of expenses to average net assets(e)	0.75%
Ratio of tax expenses to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.20)%
Portfolio turnover rate(d)(g)	59%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$40.01	$45.72
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments(c)	6.29	7.31
Total from investment operations	6.08	7.13
LESS DISTRIBUTIONS FROM:
Net investment income	(6.45)	(6.61)
Return of capital	(8.81)	(6.23)
Total distributions	(15.26)	(12.84)
Net asset value, end of period	$30.83	$40.01
Total return(d)	19.49%	17.93%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$918,316	$665,719
Ratio of expenses to average net assets(f)	0.95%	0.96%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.00%(g)	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.52)%
Portfolio turnover rate(d)(h)	41%	12%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.32
INVESTMENT OPERATIONS:
Net investment income(b)	1.90
Net realized and unrealized gain (loss) on investments(c)	12.43
Total from investment operations	14.33
LESS DISTRIBUTIONS FROM:
Net investment income	(4.19)
Return of capital	(8.28)
Total distributions	(12.47)
ETF transaction fees per share(b)	0.00(d)
Net asset value, end of period	$53.18
Total return(e)	29.51%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$231,336
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.99%
After expense reimbursement/recoupment(g)	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	0.00%(h)
Ratio of net investment income (loss) to average net assets(g)	4.98%
Portfolio turnover rate(e)(i)	20%

(a)	Inception date of the Fund was April 22, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

ROUNDHILL MEME STOCK ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.91
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(3.71)
Total from investment operations	(3.72)
ETF transaction fees per share(b)	0.00(d)
Net asset value, end of period	$6.19
Total return(e)	−37.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,883
Ratio of expenses to average net assets(f)	0.69%
Ratio of net investment income (loss) to average net assets(f)	(0.51)%
Portfolio turnover rate(e)(g)	391%

(a)	Inception date of the Fund was October 7, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$41.33	$41.96
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	2.93	3.86
Total from investment operations	2.73	3.79
LESS DISTRIBUTIONS FROM:
Net investment income	(2.26)	(0.09)
Return of capital	(12.47)	(4.33)
Total distributions	(14.73)	(4.42)
Net asset value, end of period	$29.33	$41.33
Total return(d)	9.50%	8.94%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$161,599	$172,328
Ratio of expenses to average net assets(f)	0.95%	0.97%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.00%(g)	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.51)%
Portfolio turnover rate(d)(h)	74%	—%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.15	$51.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.26)	(0.23)
Net realized and unrealized gain (loss) on investments(c)	5.32	8.78
Total from investment operations	5.06	8.55
LESS DISTRIBUTIONS FROM:
Net investment income	(5.09)	(4.98)
Return of capital	(10.45)	(5.23)
Total distributions	(15.54)	(10.21)
Net asset value, end of period	$39.67	$50.15
Total return(d)	12.74%	17.83%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$374,690	$299,621
Ratio of expenses to average net assets(f)	0.95%	0.96%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.00%(g)	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.53)%
Portfolio turnover rate(d)(h)	54%	2%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

ROUNDHILL S&P 500 NO DIVIDEND TARGET ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.15
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.48
Total from investment operations	2.47
ETF transaction fees per share(b)	0.05
Net asset value, end of period	$27.67
Total return(d)	10.03%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$26,290
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.19%
After expense reimbursement/recoupment(f)	0.07%
Ratio of net investment income (loss) to average net assets(f)	(0.07)%
Portfolio turnover rate(d)(g)	62%

(a)	Inception date of the Fund was July 9, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$57.17	$58.34
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.25)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	8.48	0.80
Total from investment operations	8.23	0.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	—
Return of capital	(11.43)	(1.94)
Total distributions	(11.43)	(1.94)
Net asset value, end of period	$53.97	$57.17
Total return(d)	16.71%	1.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,180	$6,860
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	(0.46)%	(0.34)%
Portfolio turnover rate(d)(g)	1%	—%

(a)	Inception date of the Fund was October 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

ROUNDHILL URANIUM ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.40
INVESTMENT OPERATIONS:
Net investment income(b)	0.39
Net realized and unrealized gain (loss) on investments(c)	4.40
Total from investment operations	4.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)
Net realized gains	(0.18)
Total distributions	(0.44)
ETF transaction fees per share(b)	0.02
Net asset value, end of period	$29.77
Total return(d)	18.92%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$2,679
Ratio of expenses to average net assets(f)	0.76%
Ratio of tax expenses to average net assets(f)	0.01%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.58%
Portfolio turnover rate(d)(g)	35%

(a)	Inception date of the Fund was January 28, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

57

ROUNDHILL WEEKLY T-BILL ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	3.26
Net realized and unrealized gain (loss) on investments(c)	0.02
Total from investment operations	3.28
LESS DISTRIBUTIONS FROM:
Net investment income	(3.27)
Total distributions	(3.27)
ETF transaction fees per share(b)	0.00(d)
Net asset value, end of period	$100.01
Total return(e)	3.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$141,014
Ratio of expenses to average net assets(f)	0.19%
Ratio of net investment income (loss) to average net assets(f)	3.96%
Portfolio turnover rate(e)(g)	—%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

58

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
The Roundhill ETFs are a series of Roundhill ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 2, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Roundhill ETFs consist of 39 active series, 15 of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill Bitcoin Covered Call Strategy ETF	YBTC	Non-diversified	January 17, 2024
Roundhill China Magnificent Seven ETF*	MAGC	Non-diversified	October 2, 2024
Roundhill Daily 2X Long Magnificent Seven ETF	MAGX	Non-diversified	February 28, 2024
Roundhill Ether Covered Call Strategy ETF	YETH	Non-diversified	September 3, 2024
Roundhill GLP-1 & Weight Loss ETF	OZEM	Non-diversified	May 20, 2024
Roundhill Humanoid Robotics ETF	HUMN	Non-diversified	June 25, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	QDTE	Non-diversified	March 6, 2024
Roundhill Magnificent Seven Covered Call Strategy ETF	MAGY	Non-diversified	April 22, 2025
Roundhill Meme Stock ETF	MEME	Non-diversified	October 7, 2025
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	RDTE	Non-diversified	September 9, 2024
Roundhill S&P 500 0DTE Covered Call Strategy ETF	XDTE	Non-diversified	March 6, 2024
Roundhill S&P 500 No Dividend Target ETF	XDIV	Non-diversified	July 9, 2025
Roundhill S&P 500 Target 20 Managed Distribution ETF	XPAY	Non-diversified	October 30, 2024
Roundhill Uranium ETF	UX	Non-diversified	January 28, 2025
Roundhill Weekly T-Bill ETF	WEEK	Non-diversified	March 5, 2025

*	Effective after market close on September 30, 2025, the Roundhill China Dragons ETF ticker DRAG changed its name and ticker to the Roundhill China Magnificent Seven ETF ticker MAGC.
Each Fund seeks to achieve its following investment objectives:
YBTC is an actively-managed exchange-traded fund (“ETF”). YBTC’s investment objective is to provide current income with a secondary objective to provide exposure to the price return of one or more ETFs that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
MAGC is an actively-managed ETF. MAGC’s investment objective is to provide capital appreciation and seeks to achieve its investment objective through exposure to a concentrated basket of seven of the largest and most innovative Chinese companies. Effective after market close on September 30, 2025, MAGC changed its investment objective to concentrate investments from five to ten of the largest and most innovative Chinese companies to seven.
MAGX is an actively-managed ETF. MAGX’s investment objective is growth of capital. MAGX seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Roundhill Magnificent Seven ETF.
YETH is an actively-managed ETF. YETH’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the price return of one or more ETFs that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.
OZEM is an actively-managed ETF. OZEM’s investment objective is to provide capital appreciation by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss.
HUMN is an actively managed fund. HUMN’s primary investment objective is to provide capital appreciation by investing in the equity securities of Humanoid Robotics Companies. Humanoid Robotics Companies are issuers that either manufacture humanoid robotics or develop, produce or supply critical hardware, software or other enabling technology essential to humanoid robots.

59

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
QDTE is an actively-managed ETF. QDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index.
MAGY is an actively managed ETF. MAGY’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the return of the Roundhill Magnificent Seven ETF. The Fund seeks to achieve its investment objective through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation.
MEME is an actively managed fund. MEME’s primary investment objective is to provide capital appreciation by investing in the equity securities of meme stocks.
RDTE is an actively-managed ETF. RDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index.
XDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index.
XDIV is an actively managed ETF. XDIV’s primary investment objective is to provide the total return, before fees and expenses, of the S&P 500 Index while seeking to avoid making dividend or distribution payments. The Fund seeks to achieve its investment objective by investing in ETFs that seek to track the performance of the S&P 500 Index.
XPAY is an actively-managed ETF. XPAY’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%) with a secondary investment objective to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
UX is an actively managed fund. UX’s primary investment objective is to provide capital appreciation. The fund seeks to provide investors with exposure to changes in the price of physical uranium, in the form of Tri uranium Octoxide.
WEEK is an actively managed fund. WEEK’s primary investment objective is to provide weekly distributions of current income through investments in U.S. Treasury Bills (“T-Bills”).
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction.
Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Consolidation of Subsidiary – During the year ended December 31, 2025, YBTC invested in Bitcoin ETF Options through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the

60

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
“Subsidiary”). The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also followed the same general investment policies and restrictions as the Fund. The Fund complied with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Roundhill and Exchange Traded Concepts LLC, as the investment adviser and investment sub-adviser to the Subsidiary, respectively, complied with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complied with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary did not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund. On May 9, 2025, the Subsidiary was dissolved and a Consolidated Statement of Assets and Liabilities was no longer needed for the Fund as of December 31, 2025.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of the each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put

61

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments, Schedules of Written Options and Schedules of Total Return Swap Contracts for a summary of the valuations as of December 31, 2025 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

62

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. YBTC, YETH, QDTE, MAGY, RDTE, XDTE and WEEK generally pay out dividends from net investment income, if any, at least weekly, and distribute their net capital gains, if any, to shareholders at least annually. XPAY generally pays out dividends from net investment income, if any, at least monthly, and distributes its net capital gains, if any, to shareholders at least annually. MAGC, MAGX, OZEM, HUMN, MEME, and UX, generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Adviser seeks to manage XDIV so the Fund does not pay dividends or otherwise distribute any income to shareholders each year. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2025, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At December 31, 2025, the tax periods since commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

63

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – MAGC, MAGX, and UX may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be made on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. These investments may incur interest expense as presented on the Statements of Operations.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. The amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
MAGX has entered into total return swaps by investing in another ETF advised by the Adviser (“Affiliated Fund”). This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money. Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
See the Schedules of Investments, Schedules of Written Options and Schedules of Total Return Swap Contracts for a summary of the Affiliated Funds as of December 31, 2025.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2025.
MAGC

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$965,522	$ —	$965,522	$(368,230)	$ —	$597,292
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(368,230)	$—	$(368,230)	$368,230	$—	$—

64

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
MAGX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts*	$14,787,646	$ —	$14,787,646	$ —	$ —	$14,787,646
	Goldman Sachs	Total Return Swap Contracts*	$3,238,371	$—	$3,238,371	$—	$—	$3,238,371

UX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$306,947	$ —	$306,947	$ —	$ —	$306,947

*	Swap on affiliated ETF held in MAGX.
Over-collateralization of financial instruments or cash is not shown.
The average monthly notional amount of the swap contracts during the fiscal year or period ended December 31, 2025 was as follows:

Average Monthly Notional Amount of Swap Contracts*
MAGC	$18,843,508
MAGX	$131,457,594
UX	$1,391,694

*	Swap on affiliated ETF held in MAGX.
The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
MAGC	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$965,522	$368,230
MAGX	Equity Risk Swap Contracts*	Unrealized appreciation/depreciation on swap contracts	18,026,017	—
UX	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	306,947	—

*	Swap on affiliated ETF held in MAGX.

65

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the fiscal year ended December 31, 2025:

	Derivative	Statements of Operations	Realized (Losses)	Unrealized
MAGC	Equity Risk Swap Contracts	Swap Contracts	$(5,057,399)	$9,038,928
MAGX	Equity Risk Swap Contracts*	Swap Contracts	(6,868,535)	10,267,015
UX	Commodity Risk Swap Contracts	Swap Contracts	14,179	306,947

*	Swap on affiliated ETF held in MAGX.
Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered and each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of December 31, 2025, the Funds’ option contracts are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year or period ended December 31, 2025, were as follows:

	YBTC	YETH	QDTE	MAGY	RDTE
Purchased Options	$9,510,710	$5,229,605	$754,667,151	$77	$137,949,644
Written Options	(13,588,895)	(7,782,711)	(15,732)	(455,479)	(1,605)

	XDTE	XPAY
Purchased Options	$358,153,799	$39,907,753
Written Options	(1,778)	—

66

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following is a summary of the effect of options on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
YBTC	Purchased Options	$7,768,077	$—
	Written Options	—	7,708,163
YETH	Purchased Options	5,262,665	—
	Written Options	—	4,998,865
QDTE	Purchased Options	834,581,678	—
	Written Options	—	—
MAGY	Purchased Options	—	—
	Written Options	—	33,489
RDTE	Purchased Options	144,323,442	—
	Written Options	—	—
XDTE	Purchased Options	336,100,550	—
	Written Options	—	—
XPAY	Purchased Options	75,628,994	—
	Written Options	—	—

The following is a summary of the effect of options on the Funds’ Statements of Operations for the year or period ended December 31, 2025:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
YBTC (Consolidated)	Commodity Risk Contracts	$(30,068,526)	$4,357,754	$348,051	$5,763,969
YETH	Commodity Risk Contracts	(6,885,675)	(34,583,173)	(245,009)	9,070,123
QDTE	Equity Risk Contracts	115,218,042	8,889,769	37,936,233	—
MAGY	Equity Risk Contracts	(855)	(7,856,851)	—	1,498,914
RDTE	Equity Risk Contracts	5,777,971	(1,240,562)	6,097,456	—
XDTE	Equity Risk Contracts	60,198,791	(10,959,295)	(2,287,681)	—
XPAY	Equity Risk Contracts	693,543	—	6,091,132	—

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

67

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily on each Fund’s average daily net assets and paid monthly, at the following rates:

YBTC	0.95%
MAGC	0.59%
MAGX	0.95%
YETH	0.95%
OZEM	0.59%
HUMN	0.75%
QDTE	0.95%
MAGY	0.99%
MEME	0.69%
RDTE	0.95%
XDTE	0.95%
XDIV	0.19%
XPAY	0.49%
UX	0.75%
WEEK	0.19%

Fee Waiver Agreement – For MAGX, MAGY and XDIV, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the total of the management fee and acquired fund fees and expenses, which are not a direct fund expense and therefore not shown on the Statements of Operations, from exceeding the following:

	%	Expiration
MAGX	0.95	February 28, 2027
MAGY	0.99	April 30, 2028
XDIV	0.07	June 10, 2026

The Adviser waived the following amounts during the year ended December 31, 2025:

	%	Amount
MAGX	0.01	$6,302
MAGY	0.29	167,242
XDIV	0.12	7,522

Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a

68

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Sub-advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At December 31, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of MEME, XDIV and XPAY are listed and traded on the NYSE Arca, Inc. Shares of YBTC, MAGC, YETH, HUMN, QDTE, MAGY, RDTE, XDTE, UX, and WEEK, are listed and traded on the Cboe BZX Exchange, Inc. Shares of MAGX and OZEM are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

69

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year or Period Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC	$28,652,228	$—	$82,216,744
MAGC	789,961	—	—
MAGX	1,510,383	—	—
YETH	2,077,639	—	43,697,754
OZEM	532,888	—	—
HUMN	243,629	—	—
QDTE	157,283,236	—	214,781,397
MAGY	6,818,539	—	13,471,012
MEME	—	—	—
RDTE	10,195,841	—	56,369,032
XDTE	44,700,888	—	91,707,329
XDIV	—	—	—
XPAY	—	—	8,213,524
UX	39,566	—	—
WEEK	3,333,637	—	—

70

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Fiscal Year or Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC	$15,307,183	$—	$—
MAGC	515,783	—	—
MAGX	507,405	—	—
YETH	1,195,893	—	60,223
OZEM	74,193	—	12,311
QDTE	16,426,404	26,188,392	40,105,924
RDTE	—	186,280	9,356,740
XDTE	3,917,122	6,471,490	10,916,473
XPAY	—	—	97,233

(1)	Ordinary income includes short-term capital gains.
At December 31, 2025, the Funds’ fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	YBTC	MAGC	MAGX	YETH	OZEM
Federal Tax Cost of Investments	$223,589,375	$23,126,744	$58,737,480	$100,541,853	$46,116,402
Gross Tax Unrealized Appreciation	$—	$1,234,045	$23,873,754	$8,197,826	$7,710,926
Gross Tax Unrealized Depreciation	—	(3,385,364)	(7,494,771)	—	$(7,405,772)
Net Tax Unrealized Depreciation	—	(2,151,319)	16,378,983	8,197,826	$305,154
Undistributed Ordinary Income	—	41	696,518	—	1,229,260
Other Accumulated Gain (Loss)	(46,211,847)	(5,482,779)	(3,070,740)	(37,991,889)	(271,141)
Total Distributable Earnings/ (Accumulated Losses)	$(46,211,847)	$(7,634,057)	$14,004,761	(29,794,063)	$1,263,273

	HUMN	QDTE	MAGY	MEME	RDTE
Federal Tax Cost of Investments	$34,533,321	$922,371,495	$218,977,950	$23,302,369	$161,931,833
Gross Tax Unrealized Appreciation	$3,729,810	$14,387	$13,567,141	$427,090	$3,560
Gross Tax Unrealized Depreciation	(2,359,212)	—	(1,289,390	(4,107,999)	$—
Net Tax Unrealized Depreciation	1,370,598	14,387	12,277,751	(3,680,909)	$3,560
Undistributed Ordinary Income.	—	—	—	—	—
Other Accumulated Gain (Loss)	(632,746)	—	(11,648,563)	(7,820,212)	(2,140,093)
Total Distributable Earnings/ (Accumulated Losses)	$737,852	$14,387	$629,188	(11,501,121)	$(2,136,533)

	XDTE	XDIV	XPAY	UX	WEEK
Federal Tax Cost of Investments	$364,629,420	$26,076,554	$71,188,683	$2,275,714	$143,037,155
Gross Tax Unrealized Appreciation	$7,938	$218,920	$6,022,433	$404,349	$—
Gross Tax Unrealized Depreciation	—	(24,458)	(6,409)	—	$(142)
Net Tax Unrealized Depreciation	7,938	194,462	6,016,024	404,349	$(142)
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	—	(47,399)	(66,163)	(5,808)	(29)
Total Distributable Earnings/ (Accumulated Losses)	$7,938	$147,063	$5,949,861	398,541	$(171)

71

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of options contracts.
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
YBTC	$—	$46,155,544
MAGC	—	—
MAGX	—	—
YETH	—	—
OZEM	17,474	—
HUMN	105,400	507,530
QDTE	—	—
MAGY	—	154,310
MEME	—	—
RDTE	—	2,140,093
XDTE	—	—
XDIV	—	—
XPAY	—	—
UX	59	5,749
WEEK	—	—

The Funds’ capital loss carryovers are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds had capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
YBTC	$—	$—
MAGC	946,830	4,535,949
MAGX	1,327,850	1,065,333
YETH	—	37,991,889
OZEM*	—	—
HUMN	—	—
QDTE	—	—
MAGY	—	—
MEME	—	7,700,961
RDTE	—	—
XDTE	—	—
XDIV	—	—
XPAY	—	66,163
UX	—	—
WEEK	—	29

*	The Fund utilized $601,235 of capital loss carryover during the fiscal year ended December 31, 2025.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind, the write-off of net operating losses, and the utilization

72

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
of earnings and profits distributed to shareholders on redemption of shares. For the fiscal year or period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
YBTC	$11,225,264	$(11,225,264)
MAGC	(2,711,229)	2,711,229
MAGX	(15,566,597)	15,566,597
YETH	1	(1)
OZEM	(4,055,179)	4,055,179
HUMN	(1,795,605)	1,795,605
QDTE	—	—
MAGY	(1,573,091)	1,573,091
MEME	1,298,981	(1,298,981)
RDTE	—	—
XDTE	—	—
XDIV	(994,794)	994,794
XPAY	(582,162)	582,162
UX	8	(8)
WEEK	6,874	(6,874)

6. INVESTMENT TRANSACTIONS
During the year or period ended December 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
YBTC (Consolidated)	$—	$—
MAGC	6,603,575	(3,941,198)
MAGX	15,566,820	—
YETH	—	—
OZEM	5,410,898	(413,173)
HUMN	1,981,808	(106,142)
QDTE	—	—
MAGY	1,573,091	—
MEME	—	—
RDTE	—	—
XDTE	—	—
XDIV	992,357	—
XPAY	758,057	—
UX	—	—
WEEK	—	—

73

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
YBTC	$—	$—	$—	$—
MAGC	13,321,746	14,452,960	—	26,896,345
MAGX	—	619	—	56,450,547
YETH	18,865,467	19,263	—	—
OZEM	24,696,627	25,579,997	8,871,827	15,979,333
HUMN	26,357,517	13,257,909	29,800,570	12,133,810
QDTE	544,427,283	84,492,388	—	—
MAGY	18,039,734	44,938,701	246,406,385	6,248,405
MEME	78,859,796	79,254,090	51,728,143	19,746,320
RDTE	151,135,362	61,148,201	—	—
XDTE	347,053,339	58,327,296	—	—
XDIV	8,881,563	8,804,372	63,970,574	38,922,654
XPAY	65,488,731	255,866	—	2,586,729
UX	564,577	123,060	—	—
WEEK	—	—	—	—

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the year ended December 31, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the

74

ROUNDHILL ETF TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income”. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of December 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
MAGC	$1,495,489	$1,545,499
MAGX	1,404,948	1,443,075
OZEM.	2,148,605	2,222,059
HUMN	2,180,255	2,327,542
MEME	685,865	730,319

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Funds’ financials statements.
Per the Funds objective, the Funds have made subsequent distributions. Please see website for details.
Other than disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

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ROUNDHILL ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of Roundhill ETFs and
Board of Trustees of Roundhill ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options and total return swap contracts (as applicable), of the funds listed below (the “Funds”), each a series of Roundhill ETF Trust, as of December 31, 2025, the related statements of operations or consolidated statements of operations, the statements of changes in net assets or consolidated statements of changes in net assets, the financial highlights or consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill Bitcoin Covered Call Strategy ETF	Consolidated for the year ended December 31, 2025	Consolidated for the year ended December 31, 2025, and for the period from January 17, 2024 (commencement of operations) through December 31, 2024
Roundhill China Magnificent Seven ETF (formerly known as Roundhill China Dragons ETF)	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from October 2, 2024 (commencement of operations) through December 31, 2024
Roundhill Daily 2X Long Magnificent Seven ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from February 28, 2024 (commencement of operations) through December 31, 2024
Roundhill Ether Covered Call Strategy ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from September 3, 2024 (commencement of operations) through December 31, 2024
Roundhill GLP-1 & Weight Loss ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from May 20, 2024 (commencement of operations) through December 31, 2024
Roundhill Humanoid Robotics ETF	For the period from June 25, 2025 (commencement of operations) through December 31, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from March 6, 2024 (commencement of operations) through December 31, 2024
Roundhill Magnificent Seven Covered Call ETF	For the period from April 22, 2025 (commencement of operations) through December 31, 2025

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Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill Meme Stock ETF	For the period from October 7, 2025 (commencement of operations) through December 31, 2025
Roundhill Russell 2000 0DTE Covered Call Strategy ETF (formerly known as Roundhill Small Cap 0DTE Covered Call Strategy ETF)	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from September 9, 2024 (commencement of operations) through December 31, 2024
Roundhill S&P 500 0DTE Covered Call Strategy ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from March 6, 2024 (commencement of operations) through December 31, 2024
Roundhill S&P 500 No Dividend Target ETF	For the period from July 9, 2025 (commencement of operations) through December 31, 2025
Roundhill S&P 500 Target 20 Managed Distribution ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from October 30, 2024 (commencement of operations) through December 31, 2024
Roundhill Uranium ETF	For the period from January 28, 2025 (commencement of operations) through December 31, 2025
Roundhill Weekly T-Bill ETF	For the period from March 5, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditors for one or more funds advised by Roundhill Financial Inc. since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

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ROUNDHILL ETF TRUST
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)
Roundhill S&P 500® No Dividend Target ETF
(formerly, Roundhill U.S. Equity No Dividend ETF)
At a regularly scheduled meeting held on August 29, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill S&P 500® No Dividend Target ETF (formerly, Roundhill U.S. Equity No Dividend ETF) (the “New Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the New Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser with respect to the of the New Fund. The Board deliberated on the approval of the Agreements with respect to the of the New Fund in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grow and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to the New Fund separately.

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)(Continued)
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust . The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.
Performance. Because the New Fund had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about the New Fund’s investment strategy. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the Fund in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee with respect to the New Fund was within the range of advisory fees and expense ratios for the Selected Peer Group with respect to the New Fund. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the

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AGREEMENTS (Unaudited)(Continued)
Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable with respect to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the New Fund. The Board noted the responsibilities that the Sub-Adviser would have as the New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board and proxy voting with respect to securities held by the New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Sub-Adviser.
Performance. Because the New Fund had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)(Continued)
Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Fund under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those Fund that might be considered peers of the New Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board determined that it would monitor fees as the New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the New Fund and its shareholders.

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ROUNDHILL ETF TRUST
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)(Continued)
Roundhill WeeklyPay™ Universe ETF
Roundhill Gold WeeklyPay™ ETF
Roundhill Treasury Bond WeeklyPay™ ETF
Roundhill Gold Miners WeeklyPay™ ETF
Roundhill Meme Stock ETF
At a regularly scheduled meeting held on August 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill WeeklyPay™ Universe ETF, Roundhill Gold WeeklyPay™ ETF, Roundhill Treasury Bond WeeklyPay™ ETF, Roundhill Gold Miners WeeklyPay™ ETF, Roundhill Meme Stock ETF(each, a “New Fund,” and collectively, the “New Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS (Unaudited)(Continued)
and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each New Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy, except for the WeeklyPay suite. The Board considered that the proposed unitary management fee and the sub-advisory fee schedule for the WeeklyPay ETFs was the same as the fees for the existing WeeklyPay ETFs in the Trust. As applicable, the Board also noted the Adviser’s representation that the services provided to each New Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.

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Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed

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series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.

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Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Fund and its shareholders.

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Roundhill Bitcoin Covered Call Strategy ETF
Roundhill Daily 2X Long Magnificent Seven ETF
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Roundhill GLP-1 & Weight Loss ETF
At a regularly scheduled meeting held on November 19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill Bitcoin Covered Call Strategy ETF (YBTC), Roundhill Daily 2X Long Magnificent Seven ETF (MAGX), Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE), Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE) and Roundhill GLP-1 & Weight Loss ETF (OXEM) (each a “Fund” and collectively, the “Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the Funds.
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser and Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the continuation of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the continuance of the Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the continuance of the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the Trust and applicable Fund; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the renewal of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or

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controlling and the individual Trustees may have attributed different weights to various factors. The Board considered the renewal of the Agreements with respect to each Fund separately.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser expected to continue to provide substantially the same investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding his view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services provided to each Fund by the Adviser.
Performance. In evaluating the quality of the services provided by the Adviser and Sub-Adviser, the Board considered each Fund’s investment performance. The Board considered that each Fund’s performance is monitored during the year, including at each Board’s quarterly meeting. The Board met with representatives from the Adviser during the meeting, in part to discuss Fund performance and the factors impacting such performance. The Board received and considered a variety of Fund investment performance data. Among the materials, the Board received a report which provided each Fund’s performance data as compared to the performance of its most direct competitors as identified by the Adviser (“Selected Peer Group”) and to a benchmark. The Board was provided with a description of the reasons for utilizing the respective Selected Peer Groups and benchmarks for the Funds. The Board also received and considered information on a Fund’s performance as compared to accounts managed by the Adviser that are comparable to the Fund, as applicable.
In evaluating performance, the Board acknowledged some of the limitations of the comparative performance data which may impact the weight given to particular performance data and/or limit the value of such performance data. The Board considered that differing objectives, investment strategies and guidelines followed by the respective benchmark(s), peers and/or other client accounts compared to those of the respective Fund would necessarily result in variations in performance results. The Board considered that the Funds are actively managed, and the Funds do not track a particular benchmark. Further, differences in the selection and composition of the peer group and benchmark over time also may contribute to variations in the comparative performance data.
In addition, the Board considered that each Fund had a limited operating history and had not yet developed three years of performance history and as a general matter, longer periods of performance may better reflect a Fund’s performance over a full market cycle. In this respect, the Board further considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and, therefore, a Fund’s performance over a specified period of time may be more indicative of the market conditions during such period rather than management’s skills. In addition, the Board considered that a single period of significant outperformance or underperformance may impact the longer-term performance measurements. Accordingly, the Board considered performance in light of various factors that may impact performance, such as, among other things, overall financial market conditions, issuer-specific information, asset class information and cash flows. The Board considered that depending on the facts and circumstances, including differences between the strategies of the respective Fund and its peers and/or benchmark(s), the Board may be satisfied with a Fund’s performance even if its performance may be below

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the performance of a benchmark or peer group for certain periods. In their review from year-to-year, the Independent Trustees may consider and place different emphasis on the relevant information in light of changing circumstances in market and economic conditions.
Based on its review and in the context of its full deliberations, the Board observed, among other performance data, the following:
Roundhill Bitcoin Covered Call Strategy ETF
For the one-year period, YBTC (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and underperformed three of the five peers in its Selected Peer Group with reported performance for the period. The Board considered management’s discussion of the Fund’s performance, including differences in the outperforming peers’ strategies, which contributed to their outperformance in bullish markets.
Roundhill Daily 2X Long Magnificent Seven ETF
For the one-year period, MAGX (net of fees) outperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and two of the five peers in its Selected Peer Group. The Board took into account management’s discussion of the Fund’s performance and differences between the Fund and the other funds in the peer group, including that the strategies of outperforming peers had different index exposure.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
For the one-year period, QDTE (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and three of the five peers in its Selected Peer Group with reported performance. The Board took into account management’s discussion of the Fund’s performance, including the differences in the outperforming peers’ strategies, which contributed to outperformance in bullish markets.
Roundhill S&P 500 0DTE Covered Call Strategy ETF
For the one-year period, XDTE (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and five of the six peers in its Selected Peer Group with reported performance. The Board took into account management’s discussion of the Fund’s performance, including the differences in the outperforming peers’ strategies, which contributed to outperformance in bullish markets.
Roundhill GLP-1 & Weight Loss ETF
For the one-year period, OZEM (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and outperformed four of the six peers in its Selected Peer Group. The Board took into account management’s discussion of the Fund’s performance, including that the strategies of outperforming peers had less concentrated exposure to the GLP-1 theme and more exposure to the broad pharmaceutical industry.
On the basis of the Board’s ongoing review of investment performance, the Board determined that the Funds’ overall performance has been satisfactory to support renewal of the Investment Management Agreement with respect to each of the Funds.
Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison of each Fund’s unitary fee compared to the advisory fee and expenses of its Selected Peer Group. The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services provided by the Adviser to the Funds. The Board noted that each Fund’s unitary fee and total expenses were within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each Fund’s unitary fee and the differences in each Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. As applicable, the Board also noted the Adviser’s representation that the services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. Based on its review, the Board concluded that the unitary fee with respect to each Fund appeared to be competitive and is reasonable in light of the information provided.

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Cost of Services to be Provided and Profitability. The Board considered the cost of the services provided by the Adviser, the advisory and sub-advisory fees, and the profitability information provided by the Adviser, including the methodology underlying such profitability. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account profitability analysis of the Adviser’s profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee reductions or breakpoints may be warranted in the future.
Benefits. The Board considered the direct and indirect benefits that are realized by the Adviser from its relationship with the Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not utilize soft dollars with respect to the Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser receives from its relationship with each of the Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable under the Investment Management Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Investment Management Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Funds. The Board reviewed and considered the performance by the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including: responsibility for the management of the securities and other assets of each Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information and reporting from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process and the services provided to the Funds. The Board considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.

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In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to the Funds. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services provided to each Fund by the Sub-Adviser.
Performance. The Board noted that it had received and reviewed information regarding each Fund’s performance, as detailed above. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Funds’ overall performance has been satisfactory to support renewal of the Sub-Advisory Agreement.
Fees and Expenses. The Board reviewed information regarding each Fund’s sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds. The Board noted that the sub-advisory fee is paid by the Adviser and not directly by the Funds. Based on its review, the Board concluded that the sub-advisory fee with respect to each Fund appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services Provided and Economies of Scale. The Board considered the cost of the services provided by the Sub-Adviser, the sub-advisory fees, and the profitability data provided by the Sub-Adviser, including the methodology underlying such data. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services provided with respect to the Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s profitability, with respect to each Fund. The Board noted that, because the Sub-Adviser’s advisory fee is paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement with respect to each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

91

ROUNDHILL ETF TRUST
ADDITIONAL INFORMATION
December 31, 2025
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.
TAX INFORMATION
For the fiscal year December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Magnificent Seven ETF	11.20%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Humanoid Robotics ETF	24.47%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill Magnificent Seven Covered Call ETF	0.00%
Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	0.00%
Roundhill Weekly T-Bill ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Magnificent Seven ETF	9.20%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Humanoid Robotics ETF	19.85%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill Magnificent Seven Covered Call ETF	0.00%

92

ROUNDHILL ETF TRUST
ADDITIONAL INFORMATION
December 31, 2025(Continued)

Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	0.00%
Roundhill Weekly T-Bill ETF	0.00%

For the fiscal year ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill Bitcoin Covered Call Strategy ETF	39.53%
Roundhill China Magnificent Seven ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	28.06%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	0.45%
Roundhill Humanoid Robotics ETF	42.44%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	100.00%
Roundhill Magnificent Seven Covered Call ETF	57.87%
Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	34.87%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	40.29%
Roundhill Weekly T-Bill ETF	0.00%

For the fiscal year ended December 31, 2025, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill GLP-1 & Weight Loss ETF	$519,241	$58,983
Roundhill Humanoid Robotics ETF	55,832	8,034

93

Roundhill ETF Trust WeeklyPay ETFs
Roundhill AAPL WeeklyPay ETF (AAPW)
Roundhill AMD WeeklyPay ETF (AMDW)
Roundhill AMZN WeeklyPay ETF (AMZW)
Roundhill ARM WeeklyPay ETF (ARMW)
Roundhill AVGO WeeklyPay ETF (AVGW)
Roundhill BABA WeeklyPay ETF (BABW)
Roundhill BRKB WeeklyPay ETF (BRKW)
Roundhill COIN WeeklyPay ETF (COIW)
Roundhill COST WeeklyPay ETF (COSW)
Roundhill Gold Miners WeeklyPay ETF (GDXW)
Roundhill Gold WeeklyPay ETF (GLDW)
Roundhill GOOGL WeeklyPay ETF (GOOW)
Roundhill HOOD WeeklyPay ETF (HOOW)
Roundhill META WeeklyPay ETF (METW)
Roundhill MSFT WeeklyPay ETF (MSFW)
Roundhill MSTR WeeklyPay ETF (MSTW)
Roundhill NFLX WeeklyPay ETF (NFLW)
Roundhill NVDA WeeklyPay ETF (NVDW)
Roundhill PLTR WeeklyPay ETF (PLTW)
Roundhill Treasury Bond WeeklyPay ETF (TSYW)
Roundhill TSLA WeeklyPay ETF (TSLW)
Roundhill UBER WeeklyPay ETF (UBEW)
Roundhill UNH WeeklyPay ETF (UNHW)
Roundhill WeeklyPay Universe ETF (WPAY)
Annual Financial Statements & Other Information
December 31, 2025

Roundhill AAPL WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 9.9%
Computers - 9.9%
Apple, Inc.	15,312	$4,162,721
TOTAL COMMON STOCKS (Cost $4,063,536)		4,162,721
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 76.0%
3.81%, 01/27/2026(a)(b)	$32,000,000	31,912,455
TOTAL U.S. TREASURY BILLS (Cost $31,912,455)		31,912,455
	Shares
MONEY MARKET FUNDS - 7.6%
First American Government Obligations Fund - Class X, 3.67%(c)	3,188,745	3,188,745
TOTAL MONEY MARKET FUNDS (Cost $3,188,745)		3,188,745
TOTAL INVESTMENTS - 93.5% (Cost $39,164,736)		$39,263,921
Other Assets in Excess of Liabilities - 6.5%		2,744,644
TOTAL NET ASSETS - 100.0%		$42,008,565

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $15,956,228.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Roundhill AAPL WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	03/18/2026	$46,350,771	$2,691,617
Net Unrealized Appreciation (Depreciation)							$2,691,617

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,162,721	$—	$—	$4,162,721
U.S. Treasury Bills	—	31,912,455	—	31,912,455
Money Market Funds	3,188,745	—	—	3,188,745
Total Investments	$7,351,466	$31,912,455	$—	$39,263,921
Other Financial Instruments:
Total Return Swaps*	$—	$2,691,617	$—	$2,691,617
Total Other Financial Instruments	$—	$2,691,617	$—	$2,691,617

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Roundhill AMD WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Semiconductors - 20.0%
Advanced Micro Devices, Inc.(a)	49,587	$10,619,551
TOTAL COMMON STOCKS (Cost $9,498,087)		10,619,551
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 63.9%
3.81%, 01/27/2026(b)(c)	$34,000,000	33,906,984
TOTAL U.S. TREASURY BILLS (Cost $33,906,984)		33,906,984
	Shares
MONEY MARKET FUNDS - 7.3%
First American Government Obligations Fund - Class X, 3.67%(d)	3,853,747	3,853,747
TOTAL MONEY MARKET FUNDS (Cost $3,853,747)		3,853,747
TOTAL INVESTMENTS - 91.2% (Cost $47,258,818)		$48,380,282
Other Assets in Excess of Liabilities - 8.8%		4,643,884
TOTAL NET ASSETS - 100.0%		$53,024,166

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $22,937,079.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Roundhill AMD WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	08/25/2026	$53,099,687	$4,682,780
Net Unrealized Appreciation (Depreciation)							$4,682,780

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,619,551	$—	$—	$10,619,551
U.S. Treasury Bills	—	33,906,984	—	33,906,984
Money Market Funds	3,853,747	—	—	3,853,747
Total Investments	$14,473,298	$33,906,984	$—	$48,380,282
Other Financial Instruments:
Total Return Swaps*	$—	$4,682,780	$—	$4,682,780
Total Other Financial Instruments	$—	$4,682,780	$—	$4,682,780

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Roundhill AMZN WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Internet - 20.0%
Amazon.com, Inc.(a)	36,428	$8,408,311
TOTAL COMMON STOCKS (Cost $8,009,272)		8,408,311
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 66.5%
3.81%, 01/27/2026(b)(c)	$28,000,000	27,923,398
TOTAL U.S. TREASURY BILLS (Cost $27,923,398)		27,923,398
	Shares
MONEY MARKET FUNDS - 10.3%
First American Government Obligations Fund - Class X, 3.67%(d)	4,307,091	4,307,092
TOTAL MONEY MARKET FUNDS (Cost $4,307,092)		4,307,092
TOTAL INVESTMENTS - 96.8% (Cost $40,239,762)		$40,638,801
Other Assets in Excess of Liabilities - 3.2%		1,338,204
TOTAL NET ASSETS - 100.0%		$41,977,005

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $17,152,944.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

Roundhill AMZN WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/17/2026	$42,052,865	$1,355,775
Net Unrealized Appreciation (Depreciation)							$1,355,775

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,408,311	$—	$—	$8,408,311
U.S. Treasury Bills	—	27,923,398	—	27,923,398
Money Market Funds	4,307,092	—	—	4,307,092
Total Investments	$12,715,403	$27,923,398	$—	$40,638,801
Other Financial Instruments:
Total Return Swaps*	$—	$1,355,775	$—	$1,355,775
Total Other Financial Instruments	$—	$1,355,775	$—	$1,355,775

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

Roundhill ARM WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Semiconductors - 20.0%
ARM Holdings PLC - ADR(a)	40,093	$4,382,566
TOTAL COMMON STOCKS (Cost $5,294,058)		4,382,566
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 95.7%
3.81%, 01/27/2026(b)(c)	$21,000,000	20,942,548
TOTAL U.S. TREASURY BILLS (Cost $20,942,548)		20,942,548
	Shares
MONEY MARKET FUNDS - 9.7%
First American Government Obligations Fund - Class X, 3.67%(d)	2,112,168	2,112,168
TOTAL MONEY MARKET FUNDS (Cost $2,112,168)		2,112,168
TOTAL INVESTMENTS - 125.4% (Cost $28,348,774)		$27,437,282
Liabilities in Excess of Other Assets - (25.4)%		(5,564,876)
TOTAL NET ASSETS - 100.0%		$21,872,406

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $19,446,652
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Roundhill ARM WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ARM Holdings PLC	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	11/23/2026	$21,914,687	$(4,708,114)
Net Unrealized Appreciation (Depreciation)							$(4,708,114)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,382,566	$—	$—	$4,382,566
U.S. Treasury Bills	—	20,942,548	—	20,942,548
Money Market Funds	2,112,168	—	—	2,112,168
Total Investments	$6,494,734	$20,942,548	$—	$27,437,282
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(4,708,114)	$—	$(4,708,114)
Total Other Financial Instruments	$—	$(4,708,114)	$—	$(4,708,114)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

Roundhill AVGO WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Semiconductors - 20.0%
Broadcom, Inc.	33,202	$11,491,213
TOTAL COMMON STOCKS (Cost $10,974,359)		11,491,213
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 68.0%
3.78%, 01/27/2026(a)(b)	$39,000,000	38,894,100
TOTAL U.S. TREASURY BILLS (Cost $38,894,100)		38,894,100
	Shares
MONEY MARKET FUNDS - 8.9%
First American Government Obligations Fund - Class X, 3.67%(c)	5,066,366	5,066,366
TOTAL MONEY MARKET FUNDS (Cost $5,066,366)		5,066,366
TOTAL INVESTMENTS - 96.9% (Cost $54,934,825)		$55,451,679
Other Assets in Excess of Liabilities - 3.1%		1,750,737
TOTAL NET ASSETS - 100.0%		$57,202,416

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $34,107,134.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

Roundhill AVGO WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	08/25/2026	$57,447,062	$1,779,845
Net Unrealized Appreciation (Depreciation)							$1,779,845

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,491,213	$—	$—	$11,491,213
U.S. Treasury Bills	—	38,894,100	—	38,894,100
Money Market Funds	5,066,366	—	—	5,066,366
Total Investments	$16,557,579	$38,894,100	$—	$55,451,679
Other Financial Instruments:
Total Return Swaps*	$—	$1,779,845	$—	$1,779,845
Total Other Financial Instruments	$—	$1,779,845	$—	$1,779,845

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

Roundhill BABA WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.2%
Internet - 20.2%
Alibaba Group Holding Ltd. - ADR	31,129	$4,562,889
TOTAL COMMON STOCKS (Cost $5,003,675)		4,562,889
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 88.1%
3.81%, 01/27/2026(a)(b)	$20,000,000	19,945,285
TOTAL U.S. TREASURY BILLS (Cost $19,945,285)		19,945,285
	Shares
MONEY MARKET FUNDS - 3.8%
First American Government Obligations Fund - Class X, 3.67%(c)	869,298	869,298
TOTAL MONEY MARKET FUNDS (Cost $869,298)		869,298
TOTAL INVESTMENTS - 112.1% (Cost $25,818,258)		$25,377,472
Liabilities in Excess of Other Assets - (12.1)%		(2,742,809)
TOTAL NET ASSETS - 100.0%		$22,634,663

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $17,651,577.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Roundhill BABA WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	11/23/2026	$22,817,962	$(2,374,679)
Net Unrealized Appreciation (Depreciation)							$(2,374,679)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,562,889	$—	$—	$4,562,889
U.S. Treasury Bills	—	19,945,285	—	19,945,285
Money Market Funds	869,298	—	—	869,298
Total Investments	$5,432,187	$19,945,285	$—	$25,377,472
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,374,679)	$—	$(2,374,679)
Total Other Financial Instruments	$—	$(2,374,679)	$—	$(2,374,679)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

Roundhill BRKB WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 2.1%
Insurance - 2.1%
Berkshire Hathaway, Inc. - Class B(a)	1,299	$652,942
TOTAL COMMON STOCKS (Cost $649,524)		652,942
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 91.1%
3.81%, 01/27/2026(b)(c)	$29,000,000	28,920,662
TOTAL U.S. TREASURY BILLS (Cost $28,920,662)		28,920,662
	Shares
MONEY MARKET FUNDS - 9.0%
First American Government Obligations Fund - Class X, 3.67%(d)	2,853,229	2,853,229
TOTAL MONEY MARKET FUNDS (Cost $2,853,229)		2,853,229
TOTAL INVESTMENTS - 102.2% (Cost $32,423,415)		$32,426,833
Liabilities in Excess of Other Assets - (2.2)%		(696,567)
TOTAL NET ASSETS - 100.0%		$31,730,266

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $16,554,586.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Roundhill BRKB WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/17/2026	$37,367,001	$226,320
Net Unrealized Appreciation (Depreciation)							$226,320

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$652,942	$—	$—	$652,942
U.S. Treasury Bills	—	28,920,662	—	28,920,662
Money Market Funds	2,853,229	—	—	2,853,229
Total Investments	$3,506,171	$28,920,662	$—	$32,426,833
Other Financial Instruments:
Total Return Swaps*	$—	$226,320	$—	$226,320
Total Other Financial Instruments	$—	$226,320	$—	$226,320

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

Roundhill COIN WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 12.0%
Diversified Financial Services - 12.0%
Coinbase Global, Inc. - Class A(a)	37,058	$8,380,296
TOTAL COMMON STOCKS (Cost $10,693,845)		8,380,296
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 128.8%
3.81%, 01/27/2026(b)(c)	$90,400,000	90,152,686
TOTAL U.S. TREASURY BILLS (Cost $90,152,686)		90,152,686
	Shares
MONEY MARKET FUNDS - 4.2%
First American Government Obligations Fund - Class X, 3.67%(d)	2,959,163	2,959,163
TOTAL MONEY MARKET FUNDS (Cost $2,959,163)		2,959,163
TOTAL INVESTMENTS - 145.0% (Cost $103,805,694)		$101,492,145
Liabilities in Excess of Other Assets - (45.0)%		(31,499,731)
TOTAL NET ASSETS - 100.0%		$69,992,414

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $89,903,370.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Roundhill COIN WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	03/18/2026	$76,502,710	$(31,436,274)
Net Unrealized Appreciation (Depreciation)							$ (31,436,274)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,380,296	$—	$—	$8,380,296
U.S. Treasury Bills	—	90,152,686	—	90,152,686
Money Market Funds	2,959,163	—	—	2,959,163
Total Investments	$11,339,459	$90,152,686	$—	$101,492,145
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(31,436,274)	$—	$(31,436,274)
Total Other Financial Instruments	$—	$(31,436,274)	$—	$(31,436,274)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

Roundhill COST WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.1%
Retail - 20.1%
Costco Wholesale Corp.	6,031	$5,200,773
TOTAL COMMON STOCKS (Cost $5,340,689)		5,200,773
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 73.0%
3.81%, 01/27/2026(a)(b)	$19,000,000	18,948,020
TOTAL U.S. TREASURY BILLS (Cost $18,948,020)		18,948,020
	Shares
MONEY MARKET FUNDS - 10.3%
First American Government Obligations Fund - Class X, 3.67%(c)	2,659,907	2,659,907
TOTAL MONEY MARKET FUNDS (Cost $2,659,907)		2,659,907
TOTAL INVESTMENTS - 103.4% (Cost $26,948,616)		$26,808,700
Liabilities in Excess of Other Assets - (3.4)%		(871,819)
TOTAL NET ASSETS - 100.0%		$25,936,881

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $11,867,444.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Roundhill COST WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Costco Wholesale Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	11/23/2026	$26,010,761	$(858,354)
Net Unrealized Appreciation (Depreciation)							$(858,354)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,200,773	$—	$—	$5,200,773
U.S. Treasury Bills	—	18,948,020	—	18,948,020
Money Market Funds	2,659,907	—	—	2,659,907
Total Investments	$7,860,680	$18,948,020	$—	$26,808,700
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(858,354)	$—	$(858,354)
Total Other Financial Instruments	$—	$(858,354)	$—	$(858,354)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

Roundhill Gold Miners WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Par	Value
U.S. TREASURY BILLS - 74.1%
3.66%, 01/27/2026(a)(b)	$21,500,000	$21,443,377
TOTAL U.S. TREASURY BILLS (Cost $21,443,377)		21,443,377
	Shares
MONEY MARKET FUNDS - 20.2%
First American Government Obligations Fund - Class X, 3.67%(c)	5,843,789	5,843,789
TOTAL MONEY MARKET FUNDS (Cost $5,843,789)		5,843,789
TOTAL INVESTMENTS - 94.3% (Cost $27,287,166)		$27,287,166
Other Assets in Excess of Liabilities - 5.7%		1,663,637
TOTAL NET ASSETS - 100.0%		$28,950,803

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $12,467,080.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

19

Roundhill Gold Miners WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
VanEck Gold Miners ETF/USA	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	12/01/2026	$35,211,158	$1,664,197
Net Unrealized Appreciation (Depreciation)							$1,664,197

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$21,443,377	$—	$21,443,377
Money Market Funds	5,843,789	—	—	5,843,789
Total Investments	$5,843,789	$21,443,377	$—	$27,287,166
Other Financial Instruments:
Total Return Swaps*	$—	$1,664,197	$—	$1,664,197
Total Other Financial Instruments	$—	$1,664,197	$—	$1,664,197

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

Roundhill Gold WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Par	Value
U.S. TREASURY BILLS - 65.0%
3.75%, 01/27/2026(a)(b)	$9,000,000	$8,975,774
TOTAL U.S. TREASURY BILLS (Cost $8,975,774)		8,975,774
	Shares
MONEY MARKET FUNDS - 31.5%
First American Government Obligations Fund - Class X, 3.67%(c)(d)	4,359,900	4,359,900
TOTAL MONEY MARKET FUNDS (Cost $4,359,900)		4,359,900
TOTAL INVESTMENTS - 96.5% (Cost $13,335,674)		$13,335,674
Other Assets in Excess of Liabilities - 3.5%		482,599
TOTAL NET ASSETS - 100.0%		$13,818,273

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $6,183,311.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

21

Roundhill Gold WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
SPDR Gold Shares	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	12/01/2026	$16,761,931	$483,586
Net Unrealized Appreciation (Depreciation)							$483,586

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$8,975,774	$—	$8,975,774
Money Market Funds	4,359,900	—	—	4,359,900
Total Investments	$4,359,900	$8,975,774	$—	$13,335,674
Other Financial Instruments:
Total Return Swaps*	$—	$483,586	$—	$483,586
Total Other Financial Instruments	$—	$483,586	$—	$483,586

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

22

Roundhill GOOGL WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 15.8%
Internet - 15.8%
Alphabet, Inc. - Class A	34,467	$10,788,171
TOTAL COMMON STOCKS (Cost $9,427,026)		10,788,171
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 61.6%
3.78%, 01/27/2026(a)(b)	$42,000,000	41,886,059
TOTAL U.S. TREASURY BILLS (Cost $41,886,059)		41,886,059
	Shares
MONEY MARKET FUNDS - 7.3%
First American Government Obligations Fund - Class X, 3.67%(c)	4,952,452	4,952,452
TOTAL MONEY MARKET FUNDS (Cost $4,952,452)		4,952,452
TOTAL INVESTMENTS - 84.7% (Cost $56,265,537)		$57,626,682
Other Assets in Excess of Liabilities - 15.3%		10,393,299
TOTAL NET ASSETS - 100.0%		$68,019,981

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $20,544,115.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

Roundhill GOOGL WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	08/25/2026	$70,917,975	$10,428,731
Net Unrealized Appreciation (Depreciation)							$10,428,731

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,788,171	$—	$—	$10,788,171
U.S. Treasury Bills	—	41,886,059	—	41,886,059
Money Market Funds	4,952,452	—	—	4,952,452
Total Investments	$15,740,623	$41,886,059	$—	$57,626,682
Other Financial Instruments:
Total Return Swaps*	$—	$10,428,731	$—	$10,428,731
Total Other Financial Instruments	$—	$10,428,731	$—	$10,428,731

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

Roundhill HOOD WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 1.9%
Internet - 1.9%
Robinhood Markets, Inc. - Class A(a)	52,149	$5,898,052
TOTAL COMMON STOCKS (Cost $4,453,961)		5,898,052
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.1%
3.81%, 01/27/2026(b)(c)	$310,000,000	309,151,909
TOTAL U.S. TREASURY BILLS (Cost $309,151,909)		309,151,909
	Shares
MONEY MARKET FUNDS - 3.4%
First American Government Obligations Fund - Class X, 3.67%(d)	10,388,567	10,388,567
TOTAL MONEY MARKET FUNDS (Cost $10,388,567)		10,388,567
TOTAL INVESTMENTS - 105.4% (Cost $323,994,437)		$325,438,528
Liabilities in Excess of Other Assets - (5.4)%		(16,584,585)
TOTAL NET ASSETS - 100.0%		$308,853,943

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $245,526,452.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

25

Roundhill HOOD WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	07/17/2026	$368,219,444	$(16,334,910)
Net Unrealized Appreciation (Depreciation)							$(16,334,910)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,898,052	$—	$—	$5,898,052
U.S. Treasury Bills	—	309,151,909	—	309,151,909
Money Market Funds	10,388,567	—	—	10,388,567
Total Investments	$16,286,619	$309,151,909	$—	$325,438,528
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(16,334,910)	$—	$(16,334,910)
Total Other Financial Instruments	$—	$(16,334,910)	$—	$(16,334,910)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

26

Roundhill META WeeklyPay ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Internet - 20.0%
Meta Platforms, Inc. - Class A	13,881	$9,162,709
TOTAL COMMON STOCKS (Cost $9,450,312)		9,162,709
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 85.0%
3.81%, 01/27/2026(a)(b)	$39,000,000	38,893,305
TOTAL U.S. TREASURY BILLS (Cost $38,893,305)		38,893,305
	Shares
MONEY MARKET FUNDS - 3.7%
First American Government Obligations Fund - Class X, 3.67%(c)	1,708,647	1,708,647
TOTAL MONEY MARKET FUNDS (Cost $1,708,647)		1,708,647
TOTAL INVESTMENTS - 108.7% (Cost $50,052,264)		$49,764,661
Liabilities in Excess of Other Assets - (8.7)%		(3,995,829)
TOTAL NET ASSETS - 100.0%		$45,768,832

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $26,926,134
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

27

Roundhill META WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/17/2026	$45,826,088	$(1,978,319)
Net Unrealized Appreciation (Depreciation)							$(1,978,319)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,162,709	$—	$—	$9,162,709
U.S. Treasury Bills	—	38,893,305	—	38,893,305
Money Market Funds	1,708,647	—	—	1,708,647
Total Investments	$10,871,356	$38,893,305	$—	$49,764,661
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,978,319)	$—	$(1,978,319)
Total Other Financial Instruments	$—	$(1,978,319)	$—	$(1,978,319)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

28

ROUNDHILL MSFT WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.1%
Software - 20.1%
Microsoft Corp.	12,719	$6,151,163
TOTAL COMMON STOCKS (Cost $6,488,419)		6,151,163
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 77.9%
3.81%, 01/27/2026(a)(b)	$24,000,000	23,934,341
TOTAL U.S. TREASURY BILLS (Cost $23,934,341)		23,934,341
	Shares
MONEY MARKET FUNDS - 10.0%
First American Government Obligations Fund - Class X, 3.67%(c)	3,072,279	3,072,279
TOTAL MONEY MARKET FUNDS (Cost $3,072,279)		3,072,279
TOTAL INVESTMENTS - 108.0% (Cost $33,495,039)		$33,157,783
Liabilities in Excess of Other Assets - (8.0)%		(2,447,724)
TOTAL NET ASSETS - 100.0%		$30,710,059

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $16,953,492.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

ROUNDHILL MSFT WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	08/25/2026	$30,771,773	$(2,077,933)
Net Unrealized Appreciation (Depreciation)							$(2,077,933)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,151,163	$—	$—	$6,151,163
U.S. Treasury Bills	—	23,934,341	—	23,934,341
Money Market Funds	3,072,279	—	—	3,072,279
Total Investments	$9,223,442	$23,934,341	$—	$33,157,783
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,077,933)	$—	$(2,077,933)
Total Other Financial Instruments	$—	$(2,077,933)	$—	$(2,077,933)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

30

ROUNDHILL MSTR WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 83.3%(a)
Call Options - 83.3%
Strategy, Inc., Expiration: 01/02/2026; Exercise Price: $47.34(b)(c)	$74,804,985	4,923	$51,487,245
TOTAL PURCHASED OPTIONS (Cost $54,898,496)			51,487,245
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 16.8%
First American Government Obligations Fund - Class X, 3.67%(d)		10,390,209	10,390,209
TOTAL MONEY MARKET FUNDS (Cost $10,390,209)			10,390,209
TOTAL INVESTMENTS - 100.1% (Cost $65,288,705)			$61,877,454
Liabilities in Excess of Other Assets - (0.1)%			(85,317)
TOTAL NET ASSETS - 100.0%			$61,792,137

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$51,487,245	$—	$51,487,245
Money Market Funds	10,390,209	—	—	10,390,209
Total Investments	$10,390,209	$51,487,245	$—	$61,877,454

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

31

ROUNDHILL NFLX WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.1%
Internet - 20.1%
Netflix, Inc.(a)	66,244	$6,211,037
TOTAL COMMON STOCKS (Cost $7,589,069)		6,211,037
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.7%
3.81%, 01/27/2026(b)(c)	$31,000,000	30,915,191
TOTAL U.S. TREASURY BILLS (Cost $30,915,191)		30,915,191
	Shares
MONEY MARKET FUNDS - 4.0%
First American Government Obligations Fund - Class X, 3.67%(d)	1,234,797	1,234,797
TOTAL MONEY MARKET FUNDS (Cost $1,234,797)		1,234,797
TOTAL INVESTMENTS - 123.8% (Cost $39,739,057)		$38,361,025
Liabilities in Excess of Other Assets - (23.8)%		(7,365,819)
TOTAL NET ASSETS - 100.0%		$30,995,206

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $24,064,068.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

ROUNDHILL NFLX WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Netflix, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/17/2026	$31,039,060	$(7,344,242)
Net Unrealized Appreciation (Depreciation)							$(7,344,242)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,211,037	$—	$—	$6,211,037
U.S. Treasury Bills	—	30,915,191	—	30,915,191
Money Market Funds	1,234,797	—	—	1,234,797
Total Investments	$7,445,834	$30,915,191	$—	$38,361,025
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(7,344,242)	$—	$(7,344,242)
Total Other Financial Instruments	$—	$(7,344,242)	$—	$(7,344,242)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

33

ROUNDHILL NVDA WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.1%
Semiconductors - 20.1%
NVIDIA Corp.	122,464	$22,839,536
TOTAL COMMON STOCKS (Cost $20,746,804)		22,839,536
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 72.0%
3.81%, 01/27/2026(a)(b)	$82,000,000	81,775,666
TOTAL U.S. TREASURY BILLS (Cost $81,775,666)		81,775,666
	Shares
MONEY MARKET FUNDS - 2.3%
First American Government Obligations Fund - Class X, 3.67%(c)	2,633,244	2,633,244
TOTAL MONEY MARKET FUNDS (Cost $2,633,244)		2,633,244
TOTAL INVESTMENTS - 94.4% (Cost $105,155,714)		$107,248,446
Other Assets in Excess of Liabilities - 5.6%		6,417,984
TOTAL NET ASSETS - 100.0%		$113,666,430

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $55,248,438.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

34

Roundhill NVDA WeeklyPay ETF
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	03/18/2026	$114,212,227	$7,838,054
Net Unrealized Appreciation (Depreciation)							$7,838,054

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,839,536	$—	$—	$22,839,536
U.S. Treasury Bills	—	81,775,666	—	81,775,666
Money Market Funds	2,633,244	—	—	2,633,244
Total Investments	$25,472,780	$81,775,666	$—	$107,248,446
Other Financial Instruments:
Total Return Swaps*	$—	$7,838,054	$—	$7,838,054
Total Other Financial Instruments	$—	$7,838,054	$—	$7,838,054

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

35

ROUNDHILL PLTR WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.2%
Software - 20.2%
Palantir Technologies, Inc. - Class A(a)	275,629	$48,993,055
TOTAL COMMON STOCKS (Cost $41,736,717)		48,993,055
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 66.0%
3.81%, 01/27/2026(b)(c)	$161,000,000	160,559,540
TOTAL U.S. TREASURY BILLS (Cost $160,559,540)		160,559,540
	Shares
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.67%(d)	787,451	787,451
TOTAL MONEY MARKET FUNDS (Cost $787,451)		787,451
TOTAL INVESTMENTS - 86.5% (Cost $203,083,708)		$210,340,046
Other Assets in Excess of Liabilities - 13.5%		32,965,901
TOTAL NET ASSETS - 100.0%		$243,305,947

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $143,606,048.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

36

ROUNDHILL PLTR WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	03/18/2026	$246,800,187	$30,473,190
Net Unrealized Appreciation (Depreciation)							$30,473,190

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,993,055	$—	$—	$48,993,055
U.S. Treasury Bills	—	160,559,540	—	160,559,540
Money Market Funds	787,451	—	—	787,451
Total Investments	$49,780,506	$160,559,540	$—	$210,340,046
Other Financial Instruments:
Total Return Swaps*	$—	$30,473,190	$—	$30,473,190
Total Other Financial Instruments	$—	$30,473,190	$—	$30,473,190

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

37

ROUNDHILL TREASURY BOND WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY BILLS - 86.1%
3.75%, 01/27/2026(a)(b)	$4,100,000	$4,088,953
TOTAL U.S. TREASURY BILLS (Cost $4,088,953)		4,088,953
	Shares
MONEY MARKET FUNDS - 16.4%
First American Government Obligations Fund - Class X, 3.67%(c)	778,369	778,369
TOTAL MONEY MARKET FUNDS (Cost $778,369)		778,369
TOTAL INVESTMENTS - 102.5% (Cost $4,867,322)		$4,867,322
Liabilities in Excess of Other Assets - (2.5)%		(118,701)
TOTAL NET ASSETS - 100.0%		$4,748,621

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $2,393,533.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

38

ROUNDHILL TREASURY BOND WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
iShares 20+ Year Treasury Bond ETF	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	12/13/2026	$5,709,503	$(117,574)
Net Unrealized Appreciation (Depreciation)							$(117,574)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,088,953	$—	$4,088,953
Money Market Funds	778,369	—	—	778,369
Total Investments	$778,369	$4,088,953	$—	$4,867,322
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(117,574)	$—	$(117,574)
Total Other Financial Instruments	$—	$(117,574)	$—	$(117,574)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

39

ROUNDHILL TSLA WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 26.0%
Auto Manufacturers - 26.0%(a)
Tesla, Inc.(b)(c)	86,721	$39,000,168
TOTAL COMMON STOCKS (Cost $30,700,776)		39,000,168
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 57.3%
3.81%, 01/27/2026(d)(e)	$86,000,000	85,764,723
TOTAL U.S. TREASURY BILLS (Cost $85,764,723)		85,764,723
	Shares
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund - Class X, 3.67%(f)	3,785,962	3,785,962
TOTAL MONEY MARKET FUNDS (Cost $3,785,962)		3,785,962
TOTAL INVESTMENTS - 85.8% (Cost $120,251,461)		$128,550,853
Other Assets in Excess of Liabilities - 14.2%		21,283,939
TOTAL NET ASSETS - 100.0%		$149,834,792

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $80,080,317.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

ROUNDHILL TSLA WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	03/18/2026	$143,233,571	$21,316,100
Net Unrealized Appreciation (Depreciation)							$21,316,100

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,000,168	$—	$—	$39,000,168
U.S. Treasury Bills	—	85,764,723	—	85,764,723
Money Market Funds	3,785,962	—	—	3,785,962
Total Investments	$42,786,130	$85,764,723	$—	$128,550,853
Other Financial Instruments:
Total Return Swaps*	$—	$21,316,100	$—	$21,316,100
Total Other Financial Instruments	$—	$21,316,100	$—	$21,316,100

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

41

ROUNDHILL UBER WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.0%
Internet - 20.0%
Uber Technologies, Inc.(a)	59,100	$4,829,061
TOTAL COMMON STOCKS (Cost $4,957,871)		4,829,061
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 82.5%
3.81%, 01/27/2026(b)(c)	$20,000,000	19,945,284
TOTAL U.S. TREASURY BILLS (Cost $19,945,284)		19,945,284
	Shares
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.67%(d)	215,989	215,989
TOTAL MONEY MARKET FUNDS (Cost $215,989)		215,989
TOTAL INVESTMENTS - 103.4% (Cost $25,119,144)		$24,990,334
Liabilities in Excess of Other Assets - (3.4)%		(825,190)
TOTAL NET ASSETS - 100.0%		$24,165,144

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.
(c)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $16,953,491.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

42

ROUNDHILL UBER WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Uber Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	11/23/2026	$24,145,714	$(807,473)
Net Unrealized Appreciation (Depreciation)							$(807,473)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,829,061	$—	$—	$4,829,061
U.S. Treasury Bills	—	19,945,284	—	19,945,284
Money Market Funds	215,989	—	—	215,989
Total Investments	$5,045,050	$19,945,284	$—	$24,990,334
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(807,473)	$—	$(807,473)
Total Other Financial Instruments	$—	$(807,473)	$—	$(807,473)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

43

ROUNDHILL UNH WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 20.1%
Healthcare-Services - 20.1%
UnitedHealth Group, Inc.	14,234	$4,698,786
TOTAL COMMON STOCKS (Cost $4,664,875)		4,698,786
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 72.5%
3.57%, 01/27/2026(a)(b)	$17,050,000	17,006,193
TOTAL U.S. TREASURY BILLS (Cost $17,006,193)		17,006,193
	Shares
MONEY MARKET FUNDS - 6.8%
First American Government Obligations Fund - Class X, 3.67%(c)	1,607,810	1,607,810
TOTAL MONEY MARKET FUNDS (Cost $1,607,810)		1,607,810
TOTAL INVESTMENTS - 99.4% (Cost $23,278,878)		$23,312,789
Other Assets in Excess of Liabilities - 0.6%		148,342
TOTAL NET ASSETS - 100.0%		$23,461,131

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $15,410,304.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

44

ROUNDHILL UNH WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
UnitedHealth Group, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	01/05/2027	$23,490,297	$153,023
Net Unrealized Appreciation (Depreciation)							$153,023

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
OBFR - Overnight Bank Funding Rate was 3.64% as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,698,786	$—	$—	$4,698,786
U.S. Treasury Bills	—	17,006,193	—	17,006,193
Money Market Funds	1,607,810	—	—	1,607,810
Total Investments	$6,306,596	$17,006,193	$—	$23,312,789
Other Financial Instruments:
Total Return Swaps*	$—	$153,023	$—	$153,023
Total Other Financial Instruments	$—	$153,023	$—	$153,023

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

45

ROUNDHILL WEEKLYPAY UNIVERSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Roundhill AAPL WeeklyPay ETF(a)	455,801	$18,430,860
Roundhill AMD WeeklyPay ETF(a)	364,107	18,372,839
Roundhill AMZN WeeklyPay ETF(a)	443,699	18,795,090
Roundhill ARM WeeklyPay ETF(a)	642,397	17,389,815
Roundhill AVGO WeeklyPay ETF(a)	394,290	18,783,976
Roundhill BABA WeeklyPay ETF(a)	459,962	17,955,031
Roundhill BRKB WeeklyPay ETF(a)	422,535	18,857,737
Roundhill COIN WeeklyPay ETF(a)	833,779	16,558,851
Roundhill COST WeeklyPay ETF(a)	440,026	18,701,897
Roundhill GOOGL WeeklyPay ETF(a)	266,992	18,911,043
Roundhill HOOD WeeklyPay ETF(a)	350,886	16,667,085
Roundhill META WeeklyPay ETF(a)	516,885	18,509,652
Roundhill MSFT WeeklyPay ETF(a)	467,841	18,395,508
Roundhill MSTR WeeklyPay ETF(a)	1,664,542	16,329,157
Roundhill NFLX WeeklyPay ETF(a)	666,506	18,262,264
Roundhill NVDA WeeklyPay ETF(a)	457,445	19,139,499
Roundhill PLTR WeeklyPay ETF(a)	440,731	16,456,896
Roundhill TSLA Weeklypay ETF(a)	504,575	16,837,668
Roundhill UBER WeeklyPay ETF(a)	483,432	19,129,936
Roundhill UNH WeeklyPay ETF(a)	371,545	18,594,378
TOTAL EXCHANGE TRADED FUNDS (Cost $413,887,467)		361,079,182

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(b)	181,721	$181,721
TOTAL MONEY MARKET FUNDS (Cost $181,721)		181,721
TOTAL INVESTMENTS - 99.9% (Cost $414,069,188)		$361,260,903
Other Assets in Excess of Liabilities - 0.1%		182,556
TOTAL NET ASSETS - 100.0%		$361,443,459

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$361,079,182	$—	$—	$361,079,182
Money Market Funds	181,721	—	—	181,721
Total Investments	$361,260,903	$—	$—	$361,260,903

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

46

Roundhill WeeklyPay Universe ETF
Transactions with Affiliates
December 31, 2025

	Value as of September 3, 2025(a)	Additions	Reductions	Realized Gain (Loss)	Return of Capital Distributions	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income
Roundhill AAPL WeeklyPay ETF	$—	$44,013,841	$(25,742,124)	$1,003,429	$(2,120,208)	$1,275,922	$18,430,860	$455,801	$129,285
Roundhill AMD WeeklyPay ETF	—	49,134,585	(27,237,820)	3,584,565	(4,899,484)	(2,209,007)	18,372,839	364,107	320,135
Roundhill AMZN WeeklyPay ETF	—	44,484,231	(22,119,403)	(1,388,371)	(2,836,368)	655,001	18,795,090	443,699	149,801
Roundhill ARM WeeklyPay ETF	—	28,939,665	(5,337,442)	(298,881)	(1,435,661)	(4,477,866)	17,389,815	642,397	65,582
Roundhill AVGO WeeklyPay ETF	—	42,503,133	(18,945,223)	(611,160)	(3,726,446)	(436,328)	18,783,976	394,290	360,739
Roundhill BABA WeeklyPay ETF	—	25,888,909	(5,392,086)	(127,812)	(1,174,140)	(1,239,840)	17,955,031	459,962	62,700
Roundhill BRKB WeeklyPay ETF	—	42,456,117	(22,874,135)	319,012	(1,228,447)	185,190	18,857,737	422,535	142,427
Roundhill COIN WeeklyPay ETF	—	43,755,988	(7,899,935)	(2,085,837)	(4,893,610)	(12,317,755)	16,558,851	833,779	177,389
Roundhill COST WeeklyPay ETF	—	27,092,809	(6,457,512)	(176,223)	(615,254)	(1,141,923)	18,701,897	440,026	63,941
Roundhill GOOGL WeeklyPay ETF	—	43,147,427	(29,799,751)	3,901,984	(3,032,793)	4,694,176	18,911,043	266,992	126,289
Roundhill HOOD WeeklyPay ETF	—	44,395,076	(13,988,668)	(2,893,359)	(5,800,520)	(5,045,444)	16,667,085	350,886	191,767
Roundhill META WeeklyPay ETF	—	40,671,411	(15,043,353)	(2,054,593)	(2,616,898)	(2,446,915)	18,509,652	516,885	161,246
Roundhill MSFT WeeklyPay ETF	—	42,315,759	(18,307,856)	(1,814,270)	(1,983,173)	(1,814,952)	18,395,508	467,841	155,102
Roundhill MSTR WeeklyPay ETF	—	50,228,630	(6,780,661)	(879,473)	(5,105,980)	(21,133,359)	16,329,157	1,664,542	—
Roundhill NFLX WeeklyPay ETF	—	41,899,543	(12,927,961)	(1,898,401)	(2,468,407)	(6,342,510)	18,262,264	666,506	151,348
Roundhill NVDA WeeklyPay ETF	—	43,728,954	(19,623,591)	(1,357,244)	(3,702,080)	93,460	19,139,499	457,445	123,912
Roundhill PLTR WeeklyPay ETF	—	42,670,220	(18,929,589)	(1,344,628)	(5,242,909)	(696,198)	16,456,896	440,731	107,870
Roundhill TSLA Weeklypay ETF	—	42,492,527	(21,292,751)	247,577	(4,853,739)	244,054	16,837,668	504,575	96,345
Roundhill UBER WeeklyPay ETF	—	26,833,705	(5,758,398)	(118,068)	(1,026,947)	(800,356)	19,129,936	483,432	64,500
Roundhill UNH WeeklyPay ETF	—	21,383,333	(2,619,838)	18,750	(334,232)	146,365	18,594,378	341,545	14,278
	$—	$788,035,863	$(307,078,097)	$(7,973,003)	$(59,097,296)	$(52,808,285)	$361,079,182	$10,617,976	$2,664,656

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

47

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Roundhill AAPL WeeklyPay ETF	Roundhill AMD WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill ARM WeeklyPay ETF	Roundhill AVGO WeeklyPay ETF
ASSETS:
Investments, at value	$39,263,921	$48,380,282	$40,638,801	$27,437,282	$55,451,679
Unrealized appreciation on swap contracts	2,691,617	4,682,780	1,355,775	—	1,779,845
Receivable for investments sold	485,542	—	—	162,311	—
Dividends receivable	10,334	7,818	18,086	7,928	20,491
Cash	—	—	843	—	—
Receivable for transaction fee	—	—	—	405	—
Total assets	42,451,414	53,070,880	42,013,505	27,607,926	57,252,015
LIABILITIES:
Payable for capital shares redeemed	403,933	—	—	810,057	—
Payable to Adviser	38,916	46,714	36,500	22,121	49,599
Unrealized depreciation on swap contracts	—	—	—	4,708,114	—
Payable for swap contracts	—	—	—	195,228	—
Total liabilities	442,849	46,714	36,500	5,735,520	49,599
NET ASSETS	$ 42,008,565	$53,024,166	$41,977,005	$21,872,406	$57,202,416
Net Assets Consists of:
Paid-in capital	$39,764,049	$51,501,886	$41,411,974	$29,396,529	$55,543,451
Total distributable earnings/(accumulated losses)	2,244,516	1,522,280	565,031	(7,524,123)	1,658,965
Total net assets	$ 42,008,565	$53,024,166	$41,977,005	$21,872,406	$57,202,416
Net assets	$42,008,565	$53,024,166	$41,977,005	$21,872,406	$57,202,416
Shares issued and outstanding(a)	1,040,000	1,050,000	990,000	810,000	1,200,000
Net asset value per share	$40.39	$50.50	$42.40	$27.00	$47.67
Cost:
Investments, at cost	$39,164,736	$47,258,818	$40,239,762	$28,348,774	$54,934,825

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

48

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill BABA WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF	Roundhill COST WeeklyPay ETF	Roundhill Gold Miners WeeklyPay ETF
ASSETS:
Investments, at value	$25,377,472	$32,426,833	$101,492,145	$26,808,700	$27,287,166
Receivable for investments sold	78,708	—	—	—	—
Dividends receivable	7,582	10,748	6,920	8,894	14,949
Receivable for transaction fee	195	447	—	—	—
Unrealized appreciation on swap contracts	—	226,320	—	—	1,664,197
Security lending income receivable	—	19	18	—	—
Total assets	25,463,957	32,664,367	101,499,083	26,817,594	28,966,312
LIABILITIES:
Unrealized depreciation on swap contracts	2,374,679	—	31,436,274	858,354	—
Payable for capital shares redeemed	390,245	893,814	—	—	—
Payable for swap contracts	42,398	9,827	—	—	—
Payable to Adviser	21,972	30,460	70,395	22,359	15,509
Total liabilities	2,829,294	934,101	31,506,669	880,713	15,509
NET ASSETS	$ 22,634,663	$31,730,266	$69,992,414	$25,936,881	$28,950,803
Net Assets Consists of:
Paid-in capital	$25,902,955	$31,745,029	$119,609,450	$27,087,685	$27,298,658
Total distributable earnings/(accumulated losses)	(3,268,292)	(14,763)	(49,617,036)	(1,150,804)	1,652,145
Total net assets	$ 22,634,663	$31,730,266	$69,992,414	$25,936,881	$28,950,803
Net assets	$22,634,663	$31,730,266	$69,992,414	$25,936,881	$28,950,803
Shares issued and outstanding(a)	580,000	710,000	3,520,000	610,000	500,000
Net asset value per share	$39.03	$44.69	$19.88	$42.52	$57.90
Cost:
Investments, at cost	$25,818,258	$32,423,415	$103,805,694	$26,948,616	$27,287,166

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

49

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill Gold WeeklyPay ETF	Roundhill GOOGL WeeklyPay ETF	Roundhill HOOD WeeklyPay ETF	Roundhill META WeeklyPay ETF	Roundhill MSFT WeeklyPay ETF
ASSETS:
Investments, at value	$13,335,674	$57,626,682	$325,438,528	$49,764,661	$33,157,783
Unrealized appreciation on swap contracts	483,586	10,428,731	—	—	—
Dividends receivable	7,607	21,823	41,895	6,823	8,277
Receivable for investments sold	—	—	—	429,712	78,828
Security lending income receivable	—	—	186	50	—
Receivable for transaction fee	—	—	—	1,073	197
Total assets	13,826,867	68,077,236	325,480,609	50,202,319	33,245,085
LIABILITIES:
Payable to Adviser	8,594	57,255	291,756	44,527	28,475
Payable for swap contracts	—	—	—	265,252	34,905
Payable for capital shares redeemed	—	—	—	2,145,389	393,713
Unrealized depreciation on swap contracts	—	—	16,334,910	1,978,319	2,077,933
Total liabilities	8,594	57,255	16,626,666	4,433,487	2,535,026
NET ASSETS	$ 13,818,273	$68,019,981	$308,853,943	$45,768,832	$30,710,059
Net Assets Consists of:
Paid-in capital	$13,336,096	$56,667,740	$340,891,557	$51,570,722	$35,027,770
Total distributable earnings/(accumulated losses)	482,177	11,352,241	(32,037,614)	(5,801,890)	(4,317,711)
Total net assets	$ 13,818,273	$68,019,981	$308,853,943	$45,768,832	$30,710,059
Net assets	$13,818,273	$68,019,981	$308,853,943	$45,768,832	$30,710,059
Shares issued and outstanding(a)	260,000	960,000	6,490,000	1,280,000	780,000
Net asset value per share	$53.15	$70.85	$47.59	$35.76	$39.37
Cost:
Investments, at cost	$13,335,674	$56,265,537	$323,994,437	$50,052,264	$33,495,039

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

50

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill MSTR WeeklyPay ETF	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF	Roundhill PLTR WeeklyPay ETF	Roundhill Treasury Bond WeeklyPay ETF
ASSETS:
Investments, at value	$61,877,454	$38,361,025	$107,248,446	$210,340,046	$4,867,322
Dividends receivable	34,483	6,132	12,798	9,710	2,406
Unrealized appreciation on swap contracts	—	—	7,838,054	30,473,190	—
Receivable for investments sold	—	—	368,317	—	—
Receivable for fund shares sold	—	—	—	2,990,008	—
Security lending income receivable	—	—	—	18	—
Cash	—	—	—	278,066	—
Receivable for swap contracts	—	—	—	—	199
Receivable for transaction fee	—	—	836	1,495	—
Total assets	61,911,937	38,367,157	115,468,451	244,092,533	4,869,927
LIABILITIES:
Payable to Adviser	59,131	27,709	95,321	223,442	3,732
Payable for swap contracts	—	—	35,112	—	—
Payable for investments purchased	60,669	—	—	563,144	—
Payable for capital shares redeemed	—	—	1,671,588	—	—
Unrealized depreciation on swap contracts	—	7,344,242	—	—	117,574
Total liabilities	119,800	7,371,951	1,802,021	786,586	121,306
NET ASSETS	$61,792,137	$30,995,206	$113,666,430	$243,305,947	$4,748,621
Net Assets Consists of:
Paid-in capital	$165,895,268	$42,540,149	$106,358,861	$214,972,436	$4,867,971
Total distributable earnings/(accumulated losses)	(104,103,131)	(11,544,943)	7,307,569	28,333,511	(119,350)
Total net assets	$61,792,137	$30,995,206	$113,666,430	$243,305,947	$4,748,621
Net assets	$61,792,137	$30,995,206	$113,666,430	$243,305,947	$4,748,621
Shares issued and outstanding(a)	6,310,000	1,130,000	2,720,000	6,510,000	100,000
Net asset value per share	$9.79	$27.43	$41.79	$37.37	$47.49
Cost:
Investments, at cost	$65,288,705	$39,739,057	$105,155,714	$203,083,708	$4,867,322

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

51

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Roundhill TSLA WeeklyPay ETF	Roundhill UBER WeeklyPay ETF	Roundhill UNH WeeklyPay ETF	Roundhill WeeklyPay Universe ETF
ASSETS:
Affiliated investments, at value	$128,550,853	$24,990,334	$23,312,789	$361,079,182
Unaffiliated investments, at value	—	—	—	181,721
Unrealized appreciation on swap contracts	21,316,100	—	153,023	—
Cash	95,338	—	—	—
Dividends receivable	12,047	4,603	1,704	2,406
Security lending income receivable	436	—	—	—
Receivable for investments sold	—	—	—	12,164,179
Receivable from Adviser	—	—	—	204,178
Total assets	149,974,774	24,994,937	23,467,516	373,631,666
LIABILITIES:
Payable to Adviser	139,982	22,320	6,385	—
Unrealized depreciation on swap contracts	—	807,473	—	—
Payable for capital shares redeemed	—	—	—	12,188,207
Total liabilities	139,982	829,793	6,385	12,188,207
NET ASSETS	$ 149,834,792	$24,165,144	$23,461,131	$361,443,459
Net Assets Consists of:
Paid-in capital	$122,705,822	$25,484,362	$23,277,836	$429,674,141
Total accumulated losses	27,128,970	(1,319,218)	183,295	(68,230,682)
Total net assets	$ 149,834,792	$24,165,144	$23,461,131	$361,443,459
Net assets	$149,834,792	$24,165,144	$23,461,131	$361,443,459
Shares issued and outstanding(a)	4,490,000	610,000	470,000	8,600,000
Net asset value per share	$33.37	$39.62	$49.92	$42.03
Cost:
Investments, at cost	$120,251,461	$25,119,144	$23,278,878	$414,069,188

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

52

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025

	Roundhill AAPL WeeklyPay ETF(a)	Roundhill AMD WeeklyPay ETF(b)	Roundhill AMZN WeeklyPay ETF(c)	Roundhill ARM WeeklyPay ETF(d)	Roundhill AVGO WeeklyPay ETF(b)
INVESTMENT INCOME:
Dividend income	$98,055	$65,958	$68,045	$10,607	$91,190
Interest income	392,924	382,114	354,769	89,209	416,553
Securities lending income	—	—	780	—	24
Total investment income	490,979	448,072	423,594	99,816	507,767
EXPENSES:
Investment advisory fee	160,555	157,581	131,218	28,101	159,426
Income tax expense	—	—	—	185	—
Total expenses	160,555	157,581	131,218	28,286	159,426
Net investment income	330,424	290,491	292,376	71,530	348,341
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,786,490	(617,247)	(168,484)	(310,292)	499
Swap contracts	(543,117)	(3,218,834)	(1,019,895)	(1,594,222)	(109,762)
Net realized gain (loss)	4,243,373	(3,836,081)	(1,188,379)	(1,904,514)	(109,263)
Net change in unrealized appreciation (depreciation) on:
Investments	99,185	1,121,464	399,039	(911,492)	516,854
Swap contracts	2,691,617	4,682,780	1,355,775	(4,708,114)	1,779,845
Net change in unrealized appreciation (depreciation)	2,790,802	5,804,244	1,754,814	(5,619,606)	2,296,699
Net realized and unrealized gain (loss)	7,034,175	1,968,163	566,435	(7,524,120)	2,187,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,364,599	$2,258,654	$858,811	$(7,452,590)	$2,535,777

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was July 23, 2025.
(c)	Inception date of the Fund was June 17, 2025.
(d)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

53

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill BABA WeeklyPay ETF(a)	Roundhill BRKB WeeklyPay ETF(b)	Roundhill COIN WeeklyPay ETF(c)	Roundhill COST WeeklyPay ETF(a)	Roundhill Gold Miners WeeklyPay ETF(d)
INVESTMENT INCOME:
Dividend income	$10,460	$57,272	$42,364	$11,441	$16,422
Interest income	83,379	324,031	1,415,282	78,513	52,549
Securities lending income	—	40	133	—	—
Total investment income	93,839	381,343	1,457,779	89,954	68,971
EXPENSES:
Investment advisory fee	27,514	112,937	373,826	27,535	18,958
Income tax expense	185	—	—	—	—
Total expenses	27,699	112,937	373,826	27,535	18,958
Net investment income	66,140	268,406	1,083,953	62,419	50,013
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(70,415)	1,038,630	1,450,348	(22,799)	—
Swap contracts	(382,412)	(245,325)	(14,476,647)	(127,681)	(12,052)
Net realized gain (loss)	(452,827)	793,305	(13,026,299)	(150,480)	(12,052)
Net change in unrealized appreciation (depreciation) on:
Investments	(440,786)	3,418	(2,313,549)	(139,916)	—
Swap contracts	(2,374,679)	226,320	(31,436,274)	(858,354)	1,664,197
Net change in unrealized appreciation (depreciation)	(2,815,465)	229,738	(33,749,823)	(998,270)	1,664,197
Net realized and unrealized gain (loss)	(3,268,292)	1,023,043	(46,776,122)	(1,148,750)	1,652,145
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,202,152)	$1,291,449	$(45,692,169)	$(1,086,331)	$1,702,158

(a)	Inception date of the Fund was October 22, 2025.
(b)	Inception date of the Fund was June 17, 2025.
(c)	Inception date of the Fund was February 18, 2025.
(d)	Inception date of the Fund was October 29, 2025.
The accompanying notes are an integral part of these financial statements.

54

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill Gold WeeklyPay ETF(a)	Roundhill GOOGL WeeklyPay ETF(b)	Roundhill HOOD WeeklyPay ETF(c)	Roundhill META WeeklyPay ETF(c)	Roundhill MSFT WeeklyPay ETF(b)
INVESTMENT INCOME:
Dividend income	$9,858	$86,559	$206,086	$63,195	$72,464
Interest income	37,622	379,852	3,260,944	427,445	271,809
Securities lending income	—	4	608	50	37
Total investment income	47,480	466,415	3,467,638	490,690	344,310
EXPENSES:
Investment advisory fee	12,467	165,224	929,153	135,391	95,255
Total expenses	12,467	165,224	929,153	135,391	95,255
Net investment income	35,013	301,191	2,538,485	355,299	249,055
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	8,549,101	2,399	(546,598)	(297,796)
Swap contracts	(827)	(401,872)	(16,922,084)	(2,986,170)	(1,604,726)
Net realized gain (loss)	(827)	8,147,229	(16,919,685)	(3,532,768)	(1,902,522)
Net change in unrealized appreciation (depreciation) on:
Investments	—	1,361,145	1,444,091	(287,602)	(337,256)
Swap contracts	483,586	10,428,731	(16,334,910)	(1,978,319)	(2,077,933)
Net change in unrealized appreciation (depreciation)	483,586	11,789,876	(14,890,819)	(2,265,921)	(2,415,189)
Net realized and unrealized gain (loss)	482,759	19,937,105	(31,810,504)	(5,798,689)	(4,317,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 517,772	$20,238,296	$(29,272,019)	$(5,443,390)	$(4,068,656)

(a)	Inception date of the Fund was October 29, 2025.
(b)	Inception date of the Fund was July 23, 2025.
(c)	Inception date of the Fund was June 17, 2025.
The accompanying notes are an integral part of these financial statements.

55

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill MSTR WeeklyPay ETF(a)	Roundhill NFLX WeeklyPay ETF(b)	Roundhill NVDA WeeklyPay ETF(c)	Roundhill PLTR WeeklyPay ETF(c)	Roundhill Treasury Bond WeeklyPay ETF(d)
INVESTMENT INCOME:
Dividend income	$196,357	$41,846	$122,613	$151,387	$2,861
Interest income	72,896	341,450	1,137,201	2,539,697	16,097
Securities lending income	—	60	508	140	—
Total investment income	269,253	383,356	1,260,322	2,691,224	18,958
EXPENSES:
Investment advisory fee	331,053	105,569	428,101	1,014,600	4,676
Interest expense	985	—	—	—	—
Total expenses	332,038	105,569	428,101	1,014,600	4,676
Net investment income/(loss)	(62,785)	277,787	832,221	1,676,624	14,282
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(103,612,936)	(438,552)	(405,337)	(1,446,304)	—
Written options expired or closed	2,921,056	—	—	—	—
Swap contracts	—	(2,379,395)	(2,217,880)	(7,779,312)	(1,776)
Net realized gain (loss)	(100,691,880)	(2,817,947)	(2,623,217)	(9,225,616)	(1,776)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,411,251)	(1,378,032)	2,092,732	7,256,338	—
Swap contracts	—	(7,344,242)	7,838,054	30,473,190	(117,574)
Net change in unrealized appreciation (depreciation)	(3,411,251)	(8,722,274)	9,930,786	37,729,528	(117,574)
Net realized and unrealized gain (loss)	(104,103,131)	(11,540,221)	7,307,569	28,503,912	(119,350)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (104,165,916)	$(11,262,434)	$8,139,790	$30,180,536	$(105,068)

(a)	Inception date of the Fund was July 23, 2025.
(b)	Inception date of the Fund was June 17, 2025.
(c)	Inception date of the Fund was February 18, 2025.
(d)	Inception date of the Fund was November 12, 2025.
The accompanying notes are an integral part of these financial statements.

56

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	Roundhill TSLA WeeklyPay ETF(a)	Roundhill UBER WeeklyPay ETF(b)	Roundhill UNH WeeklyPay ETF(c)	Roundhill WeeklyPay Universe ETF(d)(e)
INVESTMENT INCOME:
Dividend income	$84,171	$6,664	$3,074	$2,673,127
Interest income	1,260,285	82,649	18,851	—
Securities lending income	569	—	—	—
Total investment income	1,345,025	89,313	21,925	2,673,127
EXPENSES:
Investment advisory fee	526,215	27,633	6,385	316,948
Total expenses	526,215	27,633	6,385	316,948
Expense reimbursement by Adviser	—	—	—	(316,948)
Net expenses	526,215	27,633	6,385	—
Net investment income	818,810	61,680	15,540	2,673,127
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,980,580	(60,305)	(528)	(7,973,003)
Swap contracts	(2,163,800)	(322,630)	(2,417)	—
Net realized gain (loss)	1,816,780	(382,935)	(2,945)	(7,973,003)
Net change in unrealized appreciation (depreciation) on:
Investments	8,299,392	(128,810)	33,911	(52,808,285)
Swap contracts	21,316,100	(807,473)	153,023	—
Net change in unrealized appreciation (depreciation)	29,615,492	(936,283)	186,934	(52,808,285)
Net realized and unrealized gain (loss)	31,432,272	(1,319,218)	183,989	(60,781,288)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 32,251,082	$(1,257,538)	$199,529	$(58,108,161)

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was October 22, 2025.
(c)	Inception date of the Fund was December 2, 2025.
(d)	Inception date of the Fund was September 3, 2025.
(e)
As of December 31, 2025, the Roundhill WeeklyPay Universe ETF held affiliated securities, earning $2,664,656 in dividend income net of $59,097,296 of return in capital distributions. All realized gains and losses and change in unrealized on investments are derived from affiliated securities.

The accompanying notes are an integral part of these financial statements.

57

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets

	Roundhill AAPL WeeklyPay ETF	Roundhill AMD WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill ARM WeeklyPay ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$330,424	$290,491	$292,376	$71,530
Net realized gain (loss)	4,243,373	(3,836,081)	(1,188,379)	(1,904,514)
Net change in unrealized appreciation (depreciation)	2,790,802	5,804,244	1,754,814	(5,619,606)
Net increase (decrease) in net assets from operations	7,364,599	2,258,654	858,811	(7,452,590)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(330,424)	(736,374)	(293,780)	(71,533)
From return of capital	(5,418,798)	(11,269,844)	(5,562,545)	(1,565,869)
Total distributions to shareholders	(5,749,222)	(12,006,218)	(5,856,325)	(1,637,402)
CAPITAL TRANSACTIONS:
Creations	59,334,193	80,428,840	61,162,495	33,153,365
Redemptions	(18,973,528)	(17,706,178)	(14,225,670)	(2,208,648)
ETF transaction fees	32,523	49,068	37,694	17,681
Net increase (decrease) in net assets from capital transactions	40,393,188	62,771,730	46,974,519	30,962,398
Net increase (decrease) in net assets	42,008,565	53,024,166	41,977,005	21,872,406
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$42,008,565	$53,024,166	$41,977,005	$21,872,406
SHARES TRANSACTIONS
Shares sold	1,490,000	1,340,000	1,320,000	890,000
Shares redeemed	(450,000)	(290,000)	(330,000)	(80,000)
Total increase (decrease) in shares outstanding	1,040,000	1,050,000	990,000	810,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was July 23, 2025.
(c)	Inception date of the Fund was June 17, 2025.
(d)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

58

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill AVGO WeeklyPay ETF	Roundhill BABA WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$348,341	$66,140	$268,406	$1,083,953
Net realized gain (loss)	(109,263)	(452,827)	793,305	(13,026,299)
Net change in unrealized appreciation (depreciation)	2,296,699	(2,815,465)	229,738	(33,749,823)
Net increase (decrease) in net assets from operations	2,535,777	(3,202,152)	1,291,449	(45,692,169)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(876,812)	(66,140)	(268,807)	(1,107,451)
From return of capital	(9,057,448)	(1,238,586)	(2,318,485)	(30,551,458)
Total distributions to shareholders	(9,934,260)	(1,304,726)	(2,587,292)	(31,658,909)
CAPITAL TRANSACTIONS:
Creations	76,911,304	28,732,342	54,075,663	158,166,203
Redemptions	(12,355,038)	(1,605,970)	(21,079,420)	(10,926,655)
ETF transaction fees	44,633	15,169	29,866	103,944
Net increase (decrease) in net assets from capital transactions	64,600,899	27,141,541	33,026,109	147,343,492
Net increase (decrease) in net assets	57,202,416	22,634,663	31,730,266	69,992,414
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$57,202,416	$22,634,663	$31,730,266	$69,992,414
SHARES TRANSACTIONS
Shares sold	1,420,000	620,000	1,170,000	3,800,000
Shares redeemed	(220,000)	(40,000)	(460,000)	(280,000)
Total increase (decrease) in shares outstanding	1,200,000	580,000	710,000	3,520,000

(a)	Inception date of the Fund was July 23, 2025.
(b)	Inception date of the Fund was October 22, 2025.
(c)	Inception date of the Fund was June 17, 2025.
(d)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

59

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill COST WeeklyPay ETF	Roundhill Gold Miners WeeklyPay ETF	Roundhill Gold WeeklyPay ETF	Roundhill GOOGL WeeklyPay ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$62,419	$50,013	$35,013	$301,191
Net realized gain (loss)	(150,480)	(12,052)	(827)	8,147,229
Net change in unrealized appreciation (depreciation)	(998,270)	1,664,197	483,586	11,789,876
Net increase (decrease) in net assets from operations	(1,086,331)	1,702,158	517,772	20,238,296
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(64,473)	(50,013)	(35,595)	(321,188)
From return of capital	(620,375)	(1,041,741)	(286,353)	(7,713,219)
Total distributions to shareholders	(684,848)	(1,091,754)	(321,948)	(8,034,407)
CAPITAL TRANSACTIONS:
Creations	28,986,027	28,326,236	13,615,641	77,513,906
Redemptions	(1,293,107)	—	—	(21,737,236)
ETF transaction fees	15,140	14,163	6,808	39,422
Net increase (decrease) in net assets from capital transactions	27,708,060	28,340,399	13,622,449	55,816,092
Net increase (decrease) in net assets	25,936,881	28,950,803	13,818,273	68,019,981
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 25,936,881	$28,950,803	$13,818,273	$68,019,981
SHARES TRANSACTIONS
Shares sold	640,000	500,000	260,000	1,250,000
Shares redeemed	(30,000)	—	—	(290,000)
Total increase (decrease) in shares outstanding	610,000	500,000	260,000	960,000

(a)	Inception date of the Fund was October 22, 2025.
(b)	Inception date of the Fund was October 29, 2025.
(c)	Inception date of the Fund was July 23, 2025.
The accompanying notes are an integral part of these financial statements.

60

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill HOOD WeeklyPay ETF	Roundhill META WeeklyPay ETF	Roundhill MSFT WeeklyPay ETF	Roundhill MSTR WeeklyPay ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$2,538,485	$355,299	$249,055	$(62,785)
Net realized gain (loss)	(16,919,685)	(3,532,768)	(1,902,522)	(100,691,880)
Net change in unrealized appreciation (depreciation)	(14,890,819)	(2,265,921)	(2,415,189)	(3,411,251)
Net increase (decrease) in net assets from operations	(29,272,019)	(5,443,390)	(4,068,656)	(104,165,916)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,765,595)	(358,500)	(249,055)	—
From return of capital	(83,653,014)	(5,818,204)	(3,184,484)	(31,426,434)
Total distributions to shareholders	(86,418,609)	(6,176,704)	(3,433,539)	(31,426,434)
CAPITAL TRANSACTIONS:
Creations	470,003,655	69,711,167	49,708,607	197,345,018
Redemptions	(45,751,919)	(12,363,278)	(11,526,971)	—
ETF transaction fees	292,835	41,037	30,618	39,469
Net increase (decrease) in net assets from capital transactions	424,544,571	57,388,926	38,212,254	197,384,487
Net increase (decrease) in net assets	308,853,943	45,768,832	30,710,059	61,792,137
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 308,853,943	$45,768,832	$30,710,059	$61,792,137
SHARES TRANSACTIONS
Shares sold	7,180,000	1,630,000	1,070,000	6,310,000
Shares redeemed	(690,000)	(350,000)	(290,000)	—
Total increase (decrease) in shares outstanding	6,490,000	1,280,000	780,000	6,310,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was July 23, 2025.
The accompanying notes are an integral part of these financial statements.

61

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF	Roundhill PLTR WeeklyPay ETF	Roundhill Treasury Bond WeeklyPay ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$277,787	$832,221	$1,676,624	$14,282
Net realized gain (loss)	(2,817,947)	(2,623,217)	(9,225,616)	(1,776)
Net change in unrealized appreciation (depreciation)	(8,722,274)	9,930,786	37,729,528	(117,574)
Net increase (decrease) in net assets from operations	(11,262,434)	8,139,790	30,180,536	(105,068)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(282,510)	(832,221)	(1,847,025)	(14,282)
From return of capital	(4,607,565)	(24,864,030)	(81,320,452)	(51,811)
Total distributions to shareholders	(4,890,075)	(25,696,251)	(83,167,477)	(66,093)
CAPITAL TRANSACTIONS:
Creations	54,801,302	143,042,601	312,742,948	4,917,323
Redemptions	(7,684,830)	(11,919,860)	(16,669,769)	—
ETF transaction fees	31,243	100,150	219,709	2,459
Net increase (decrease) in net assets from capital transactions	47,147,715	131,222,891	296,292,888	4,919,782
Net increase (decrease) in net assets	30,995,206	113,666,430	243,305,947	4,748,621
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$30,995,206	$113,666,430	$243,305,947	$4,748,621
SHARES TRANSACTIONS
Shares sold	1,360,000	3,000,000	6,950,000	100,000
Shares redeemed	(230,000)	(280,000)	(440,000)	—
Total increase (decrease) in shares outstanding	1,130,000	2,720,000	6,510,000	100,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was February 18, 2025.
(c)	Inception date of the Fund was November 12, 2025.
The accompanying notes are an integral part of these financial statements.

62

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill TSLA WeeklyPay ETF	Roundhill UBER WeeklyPay ETF	Roundhill UNH WeeklyPay ETF	Roundhill WeeklyPay Universe ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$818,810	$61,680	$15,540	$2,673,127
Net realized gain (loss)	1,816,780	(382,935)	(2,945)	(7,973,003)
Net change in unrealized appreciation (depreciation)	29,615,492	(936,283)	186,934	(52,808,285)
Net increase (decrease) in net assets from operations	32,251,082	(1,257,538)	199,529	(58,108,161)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(869,627)	(61,680)	(16,234)	(8,745,635)
From return of capital	(41,199,772)	(982,052)	(369,284)	(54,717,741)
Total distributions to shareholders	(42,069,399)	(1,043,732)	(385,518)	(63,463,376)
CAPITAL TRANSACTIONS:
Creations	173,481,153	27,644,777	23,635,302	632,819,687
Redemptions	(13,944,026)	(1,192,782)	—	(149,804,691)
ETF transaction fees	115,982	14,419	11,818	—
Net increase (decrease) in net assets from capital transactions	159,653,109	26,466,414	23,647,120	483,014,996
Net increase (decrease) in net assets	149,834,792	24,165,144	23,461,131	361,443,459
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 149,834,792	$24,165,144	$23,461,131	$361,443,459
SHARES TRANSACTIONS
Shares sold	4,890,000	640,000	470,000	11,910,000
Shares redeemed	(400,000)	(30,000)	—	(3,310,000)
Total increase (decrease) in shares outstanding	4,490,000	610,000	470,000	8,600,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was October 22, 2025.
(c)	Inception date of the Fund was December 2, 2025.
(d)	Inception date of the Fund was September 3, 2025.
The accompanying notes are an integral part of these financial statements.

63

ROUNDHILL AAPL WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.16
INVESTMENT OPERATIONS:
Net investment income(b)	0.71
Net realized and unrealized gain (loss) on investments(c)	1.11
Total from investment operations	1.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)
Return of Capital	(10.99)
Total distributions	(11.66)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$40.39
Total return(d)	8.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,009
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.04%
Portfolio turnover rate(d)(f)	33%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

64

ROUNDHILL AMD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.19
INVESTMENT OPERATIONS:
Net investment income(b)	0.46
Net realized and unrealized gain (loss) on investments(c)	17.32
Total from investment operations	17.78
LESS DISTRIBUTIONS FROM:
Net investment income	(1.08)
Return of Capital	(16.47)
Total distributions	(17.55)
ETF transaction fees per share(b)	0.08
Net asset value, end of period	$50.50
Total return(d)	37.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,024
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.83%
Portfolio turnover rate(d)(f)	81%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

65

ROUNDHILL AMZN WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.54
Net realized and unrealized gain (loss) on investments(c)	2.52
Total from investment operations	3.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)
Return of Capital	(10.17)
Total distributions	(10.71)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$42.40
Total return(d)	6.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,977
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.19%
Portfolio turnover rate(d)(f)	80%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

66

ROUNDHILL ARM WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.45
INVESTMENT OPERATIONS:
Net investment income(b)	0.16
Net realized and unrealized gain (loss) on investments(c)	(19.22)
Total from investment operations	(19.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)
Return of Capital	(4.24)
Total distributions	(4.43)
ETF transaction fees per share(b)	0.04
Net asset value, end of period	$27.00
Total return(d)	−40.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,872
Ratio of expenses to average net assets(e)	1.00%
Ratio of tax expenses to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.52%
Portfolio turnover rate(d)(f)	28%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

67

ROUNDHILL AVGO WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.66
INVESTMENT OPERATIONS:
Net investment income(b)	0.51
Net realized and unrealized gain (loss) on investments(c)	11.27
Total from investment operations	11.78
LESS DISTRIBUTIONS FROM:
Net investment income	(1.31)
Return of Capital	(13.53)
Total distributions	(14.84)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$47.67
Total return(d)	23.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,202
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.16%
Portfolio turnover rate(d)(f)	51%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

68

ROUNDHILL BABA WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.11
INVESTMENT OPERATIONS:
Net investment income(b)	0.19
Net realized and unrealized gain (loss) on investments(c)	(7.14)
Total from investment operations	(6.95)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)
Return of Capital	(3.96)
Total distributions	(4.17)
ETF transaction fees per share(b)	0.04
Net asset value, end of period	$39.03
Total return(d)	−14.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,635
Ratio of expenses to average net assets(e)	1.00%
Ratio of tax expenses to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.38%
Portfolio turnover rate(d)(f)	18%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

69

ROUNDHILL BRKB WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.94
INVESTMENT OPERATIONS:
Net investment income(b)	0.58
Net realized and unrealized gain (loss) on investments(c)	0.56
Total from investment operations	1.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)
Return of Capital	(5.78)
Total distributions	(6.45)
ETF transaction fees per share(b)	0.06
Net asset value, end of period	$44.69
Total return(d)	2.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,730
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.34%
Portfolio turnover rate(d)(f)	22%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

70

ROUNDHILL COIN WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.20
INVESTMENT OPERATIONS:
Net investment income(b)	0.84
Net realized and unrealized gain (loss) on investments(c)	(7.33)
Total from investment operations	(6.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)
Return of Capital	(23.07)
Total distributions	(23.91)
ETF transaction fees per share(b)	0.08
Net asset value, end of period	$19.88
Total return(d)	−25.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,992
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.87%
Portfolio turnover rate(d)(f)	79%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

71

ROUNDHILL COST WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.19
Net realized and unrealized gain (loss) on investments(c)	(5.54)
Total from investment operations	(5.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Return of Capital	(1.91)
Total distributions	(2.11)
ETF transaction fees per share(b)	0.05
Net asset value, end of period	$42.52
Total return(d)	−10.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,937
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.24%
Portfolio turnover rate(d)(f)	10%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

ROUNDHILL GOLD MINERS WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.26
Net realized and unrealized gain (loss) on investments(c)	11.85
Total from investment operations	12.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Return of Capital	(4.14)
Total distributions	(4.34)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$57.90
Total return(d)	24.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,951
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.61%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 29, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

ROUNDHILL GOLD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss) on investments(c)	4.74
Total from investment operations	4.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)
Return of Capital	(1.77)
Total distributions	(1.99)
ETF transaction fees per share(b)	0.05
Net asset value, end of period	$53.15
Total return(d)	10.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,818
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.78%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was October 29, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

ROUNDHILL GOOGL WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.53
Net realized and unrealized gain (loss) on investments(c)	34.23
Total from investment operations	34.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)
Return of Capital	(13.44)
Total distributions	(14.00)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$70.85
Total return(d)	77.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,020
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.80%
Portfolio turnover rate(d)(f)	16%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

ROUNDHILL HOOD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.90
Net realized and unrealized gain (loss) on investments(c)	28.82
Total from investment operations	29.72
LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)
Return of Capital	(31.23)
Total distributions	(32.26)
ETF transaction fees per share(b)	0.10
Net asset value, end of period	$47.59
Total return(d)	53.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$308,854
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.69%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

ROUNDHILL META WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.54
Net realized and unrealized gain (loss) on investments(c)	(3.71)
Total from investment operations	(3.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)
Return of Capital	(10.42)
Total distributions	(11.06)
ETF transaction fees per share(b)	0.06
Net asset value, end of period	$35.76
Total return(d)	−8.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,769
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.58%
Portfolio turnover rate(d)(f)	65%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

ROUNDHILL MSFT WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized gain (loss) on investments(c)	(3.28)
Total from investment operations	(2.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)
Return of Capital	(7.38)
Total distributions	(7.96)
ETF transaction fees per share(b)	0.06
Net asset value, end of period	$39.37
Total return(d)	−6.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,710
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.59%
Portfolio turnover rate(d)(f)	69%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

ROUNDHILL MSTR WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.07
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(29.78)
Total from investment operations	(29.80)
LESS DISTRIBUTIONS FROM:
Net investment income	—
Return of Capital	(10.49)
Total distributions	(10.49)
ETF transaction fees per share(b)	0.01
Net asset value, end of period	$9.79
Total return(d)	−71.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,792
Ratio of expenses to average net assets(e)	0.99%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.19)%
Portfolio turnover rate(d)(g)	553%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

ROUNDHILL NFLX WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.86
INVESTMENT OPERATIONS:
Net investment income(b)	0.50
Net realized and unrealized gain (loss) on investments(c)	(12.33)
Total from investment operations	(11.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)
Return of Capital	(10.04)
Total distributions	(10.66)
ETF transaction fees per share(b)	0.06
Net asset value, end of period	$27.43
Total return(d)	−28.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,995
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.59%
Portfolio turnover rate(d)(f)	65%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

ROUNDHILL NVDA WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.96
INVESTMENT OPERATIONS:
Net investment income(b)	0.76
Net realized and unrealized gain (loss) on investments(c)	11.70
Total from investment operations	12.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)
Return of Capital	(20.05)
Total distributions	(20.72)
ETF transaction fees per share(b)	0.09
Net asset value, end of period	$41.79
Total return(d)	33.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$113,666
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.92%
Portfolio turnover rate(d)(f)	59%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

ROUNDHILL PLTR WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.61
Net realized and unrealized gain (loss) on investments(c)	13.04
Total from investment operations	13.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)
Return of Capital	(26.43)
Total distributions	(27.03)
ETF transaction fees per share(b)	0.08
Net asset value, end of period	$37.37
Total return(d)	38.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$243,306
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.64%
Portfolio turnover rate(d)(f)	60%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

ROUNDHILL TREASURY BOND WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.19
Net realized and unrealized gain (loss) on investments(c)	(1.98)
Total from investment operations	(1.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)
Return of Capital	(0.61)
Total distributions	(0.78)
ETF transaction fees per share(b)	0.03
Net asset value, end of period	$47.49
Total return(d)	−3.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,749
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.96%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 12, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

ROUNDHILL TSLA WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.08
INVESTMENT OPERATIONS:
Net investment income(b)	0.47
Net realized and unrealized gain (loss) on investments(c)	4.47
Total from investment operations	4.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)
Return of Capital	(21.27)
Total distributions	(21.72)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$33.37
Total return(d)	23.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$149,835
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.54%
Portfolio turnover rate(d)(f)	34%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

ROUNDHILL UBER WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments(c)	(7.10)
Total from investment operations	(6.92)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)
Return of Capital	(3.34)
Total distributions	(3.55)
ETF transaction fees per share(b)	0.04
Net asset value, end of period	$39.62
Total return(d)	−14.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,165
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.21%
Portfolio turnover rate(d)(f)	12%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

ROUNDHILL UNH WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	1.11
Total from investment operations	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Return of Capital	(1.34)
Total distributions	(1.40)
ETF transaction fees per share(b)	0.07
Net asset value, end of period	$49.92
Total return(d)	2.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,461
Ratio of expenses to average net assets(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.33%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was December 2, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

86

ROUNDHILL WEEKLYPAY UNIVERSE ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.47
INVESTMENT OPERATIONS:
Net investment income(b)	0.38
Net realized and unrealized gain (loss) on investments(c)	0.19
Total from investment operations	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(1.24)
Return of Capital	(7.77)
Total distributions	(9.01)
Net asset value, end of period	$42.03
Total return(d)	−0.40%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$361,443
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.29%
After expense reimbursement/recoupment(f)	—%
Ratio of net investment income (loss) to average net assets(f)	2.45%
Portfolio turnover rate(d)(g)	42%

(a)	Inception date of the Fund was September 3, 2025.
(b)	Per share amounts have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
The Roundhill WeeklyPay ETFs are series of Roundhill ETF Trust. The Trust was organized as a Delaware statutory trust on May 2, 2023, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Roundhill WeeklyPay ETFs consist of 24 active series identified below (each a “Fund” and collectively, the “Funds”).

Fund Name	Reference Asset	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill AAPL WeeklyPay ETF	Apple, Inc.	AAPW	Non-Diversified	February 18, 2025
Roundhill AMD WeeklyPay ETF	Advanced Micro Devices, Inc.	AMDW	Non-Diversified	July 23, 2025
Roundhill AMZN WeeklyPay ETF	Amazon.com, Inc.	AMZW	Non-Diversified	June 17, 2025
Roundhill ARM WeeklyPay ETF	Arm Holdings PLC	ARMW	Non-Diversified	October 22, 2025
Roundhill AVGO WeeklyPay ETF	Broadcom Inc.	AVGW	Non-Diversified	July 23, 2025
Roundhill BABA WeeklyPay ETF	Alibaba Group Holding Limited	BABW	Non-Diversified	October 22, 2025
Roundhill BRKB WeeklyPay ETF	Berkshire Hathaway, Inc. Class B	BRKW	Non-Diversified	June 17, 2025
Roundhill COIN WeeklyPay ETF	Coinbase Global, Inc.	COIW	Non-Diversified	February 18, 2025
Roundhill COST WeeklyPay ETF	Costco Wholesale Corp.	COSW	Non-Diversified	October 22, 2025
Roundhill Gold Miners WeeklyPay ETF	VanEck Gold Miners ETF	GDXW	Non-Diversified	October 29,2025
Roundhill Gold WeeklyPay ETF	SPDR Gold Trust	GLDW	Non-Diversified	October 29, 2025
Roundhill GOOGL WeeklyPay ETF	Alphabet Inc. Class A	GOOW	Non-Diversified	July 23, 2025
Roundhill HOOD WeeklyPay ETF	Robinhood Markets, Inc.	HOOW	Non-Diversified	June 17, 2025
Roundhill META WeeklyPay ETF	Meta Platforms, Inc.	METW	Non-Diversified	June 17, 2025
Roundhill MSFT WeeklyPay ETF	Microsoft Corp.	MSFW	Non-Diversified	July 23, 2025
Roundhill MSTR WeeklyPay ETF	Strategy Inc. Class A	MSTW	Non-Diversified	July 23, 2025
Roundhill NFLX WeeklyPay ETF	Netflix, Inc.	NFLW	Non-Diversified	June 17, 2025
Roundhill NVDA WeeklyPay ETF	NVIDIA Corp.	NVDW	Non-Diversified	February 18, 2025
Roundhill PLTR WeeklyPay ETF	Palantir Technologies, Inc.	PLTW	Non-Diversified	February 18, 2025
Roundhill Treasury Bond WeeklyPay ETF	iShares 20+ Year Treasury Bond ETF	TSYW	Non-Diversified	November 12, 2025
Roundhill TSLA WeeklyPay ETF	Tesla, Inc.	TSLW	Non-Diversified	February 18, 2025
Roundhill UBER WeeklyPay ETF	Uber Technologies, Inc.	UBEW	Non-Diversified	October 22, 2025
Roundhill UNH WeeklyPay ETF	UnitedHealth Group, Inc.	UNHW	Non-Diversified	December 2, 2025
Roundhill WeeklyPay Universe ETF	WeeklyPay Universe Index	WPAY	Non-Diversified	September 3, 2025

Each Fund, excluding the Roundhill WeeklyPay Universe ETF, is actively managed with a primary investment objective to pay weekly distributions and secondary objective to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the respective reference asset as indicated above. The Roundhill WeeklyPay Universe ETF seeks to track the WeeklyPay Universe Index, which provides equal-weight exposure to the current suite of WeeklyPay ETFs as of the last business day of each month.
Costs incurred in connection with the registration and initial public offering of shares for each Fund were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”).

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value. Total return swaps are valued using the closing price of the underlying security for each contract.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be completed by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on specific identification.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statement of Operations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2025, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Funds enter into total return swap agreements in pursuit of each Fund’s leveraged investment strategy. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements are usually settled on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.
Roundhill MSTR WeeklyPay ETF buys and writes (sell) options on MSTR for the purpose of realizing its investment objective. When buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy MSTR at the exercise price. When writing a put option, the Fund becomes obligated during the term of the option to purchase MSTR at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the MSTR upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of MSTR and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination.

91

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2025.

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
AAPW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$2,691,617	$ —	$2,691,617	$—	$ —	$2,691,617
AMDW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$4,682,780	$—	$4,682,780	$—	$—	$4,682,780
AMZW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$1,355,775	$—	$1,355,775	$—	$—	$1,355,775
ARMW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(4,708,114)	$—	$(4,708,114)	$4,708,114	$—	$—
AVGW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$1,779,845	$—	$1,779,845	$—	$—	$1,779,845
BABW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(2,374,679)	$—	$(2,374,679)	$2,374,679	$—	$—
BRKW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$226,320	$—	$226,320	$—	$—	$226,320
COIW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(31,436,274)	$—	$(31,436,274)	$31,436,274	$—	$—
COSW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(858,354)	$—	$(858,354)	$858,354	$—	$—
GDXW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$1,664,197	$—	$1,664,197	$—	$—	$1,664,197
GLDW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$483,586	$—	$483,586	$—	$—	$483,586
GOOW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$10,428,731	$—	$10,428,731	$—	$—	$10,428,731
HOOW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(16,334,910)	$—	$(16,334,910)	$16,334,910	$—	$—

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Notes to Financial Statements
December 31, 2025(Continued)

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
METW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(1,978,319)	$ —	$(1,978,319)	$1,978,319	$ —	$—
MSFW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(2,077,933)	$—	$(2,077,933)	$2,077,933	$—	$—
NFLW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(7,344,242)	$—	$(7,344,242)	$7,344,242	$—	$—
NVDW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$7,838,054	$—	$7,838,054	$—	$—	$7,838,054
PLTW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$30,473,190	$—	$30,473,190	$—	$—	$30,473,190
TSYW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(117,574)	$—	$(117,574)	$117,574	$—	$—
TSLW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$21,316,100	$—	$21,316,100	$—	$—	$21,316,100
UBEW
Liabilities .	Nomura Securities International Inc.	Total Return Swap Contracts	$(807,473)	$—	$(807,473)	$807,473	$—	$—
UNHW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$153,023	$—	$153,023	$—	$—	$153,023

*	Over-collateralization of financial instruments or cash is not shown.

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The average monthly notional amount of the swap contracts during the fiscal period ended December 31, 2025 was as follows:

AAPW	$19,979,348
AMDW	35,995,834
AMZW	25,719,124
ARMW	17,749,084
AVGW	37,609,931
BABW	17,249,695
BRKW	22,413,837
COIW	49,488,497
COSW	18,470,670
GDXW	16,115,065
GLDW	8,763,587
GOOW	40,292,348
HOOW	225,111,112
METW	25,945,564
MSFW	21,920,056
NFLW	20,473,167
NVDW	52,963,306
PLTW	124,333,543
TSYW	4,645,104
TSLW	61,788,311
UBEW	17,933,922
UNHW	23,490,297

The average monthly value outstanding of purchased and written options during the period ended December 31, 2025, were as follows:

	Purchased Call Options	Written Put Options
MSTW	$35,130,378	$(110,544)

The following is a summary of the effect of derivatives on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
AAPW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$2,691,617	$—
AMDW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	4,682,780	—
AMZW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	1,355,775	—
ARMW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	4,708,114
		Receivable/payable for swap contracts	—	195,228
AVGW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	1,779,845	—

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Notes to Financial Statements
December 31, 2025(Continued)

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
BABW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$—	$2,374,679
		Receivable/payable for swap contracts	—	42,398
BRKW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	226,320	—
	Equity Risk Swap Contracts	Receivable/payable for swap contracts	—	9,827
COIW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	31,436,274
COSW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	858,354
GDXW	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	1,664,197	—
GLDW	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	483,586	—
GOOW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	10,428,731	—
HOOW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	16,334,910
METW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	1,978,319
	Equity Risk Swap Contracts	Receivable/payable for swap contracts	—	265,252
MSFW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	2,077,933
	Equity Risk Swap Contracts	Receivable/payable for swap contracts	—	34,905
MSTW	Equity Risk Contracts	Unrealized appreciation/depreciation on option contracts	51,487,245	—
NFLW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	7,344,242
NVDW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	7,838,054	—
		Receivable/payable for swap contracts	—	35,112
PLTW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	30,473,190	—
TSYW	Interest Rate Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	117,574
		Receivable/payable for swap contracts	199	—
TSLW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	21,316,100	—
UBEW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	807,473
UNHW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	153,023	—

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The following is a summary of the effect of derivatives on the Funds’ Statements of Operations for the fiscal period ended December 31, 2025:

Fund	Derivative	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
AAPW	Equity Risk Swap Contracts	Swap Contracts	$(543,117)	$2,691,617
AMDW	Equity Risk Swap Contracts	Swap Contracts	(3,218,834)	4,682,780
AMZW	Equity Risk Swap Contracts	Swap Contracts	(1,019,895)	1,355,775
ARMW	Equity Risk Swap Contracts	Swap Contracts	(1,594,222)	4,708,114
AVGW	Equity Risk Swap Contracts	Swap Contracts	(109,762)	1,779,845
BABW	Equity Risk Swap Contracts	Swap Contracts	(382,412)	(2,374,679)
BRKW	Equity Risk Swap Contracts	Swap Contracts	(245,325)	226,320
COIW	Equity Risk Swap Contracts	Swap Contracts	(14,476,647)	(31,436,274)
COSW	Equity Risk Swap Contracts	Swap Contracts	(127,681)	(858,354)
GDXW	Commodity Risk Swap Contracts	Swap Contracts	(12,052)	1,664,197
GLDW	Commodity Risk Swap Contracts	Swap Contracts	(827)	483,586
GOOW	Equity Risk Swap Contracts	Swap Contracts	(401,872)	10,428,731
HOOW	Equity Risk Swap Contracts	Swap Contracts	(16,922,084)	(16,334,910)
METW	Equity Risk Swap Contracts	Swap Contracts	(2,986,170)	(1,978,319)
MSFW	Equity Risk Swap Contracts	Swap Contracts	(1,604,726)	(2,077,933)
MSTW	Equity Risk Contracts	Purchased Options Contracts*	(101,731,319)	(3,411,251)
	Equity Risk Contracts	Written Options Contracts*	2,921,056	—
NFLW	Equity Risk Swap Contracts	Swap Contracts	(2,379,395)	(7,344,242)
NVDW	Equity Risk Swap Contracts	Swap Contracts	(2,217,880)	7,838,054
PLTW	Equity Risk Swap Contracts	Swap Contracts	(7,779,312)	30,473,190
TSYW	Interest Rate Risk Swap Contracts	Swap Contracts	(1,776)	(117,574)
TSLW	Equity Risk Swap Contracts	Swap Contracts	(2,163,800)	21,316,100
UBEW	Equity Risk Swap Contracts	Swap Contracts	(322,630)	(807,473)
UNHW	Equity Risk Swap Contracts	Swap Contracts	(2,417)	153,023

*	Purchased options are included in net realized gain (loss) and change in unrealized appreciation (depreciation) from investments, respectively.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act. Each Fund, excluding the Roundhill WeeklyPay Universe ETF, pays a unified management fee to the Adviser, of 0.99% of average daily net assets. The Roundhill WeeklyPay Universe ETF pays a unified management fee of 0.29% of average daily net assets.
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or

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other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Pursuant to a contractual waiver, the Adviser has agree to waive its management fee and reimburse certain expenses for the Roundhill WeeklyPay Universe ETF to prevent the total of the Fund’s management fee and acquired fund fees and expenses, which are not a direct fund expense and therefore not shown on the statements of operations, from exceeding 0.99% until September 30, 2026. The Adviser waived the $316,948 during the period ended December 31, 2025. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At December 31, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.

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The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended December 31, 2025
	Ordinary Income	Return of Capital
AAPW	$330,424	$5,418,798
AMDW	736,374	11,269,844
AMZW	293,780	5,562,545
ARMW	71,533	1,565,869
AVGW	876,812	9,057,448
BABW	66,140	1,238,586
BRKW	268,807	2,318,485
COIW	1,107,451	30,551,458
COSW	64,473	620,375
GDXW	50,013	1,041,741
GLDW	35,595	286,353
GOOW	321,188	7,713,219
HOOW	2,765,595	83,653,014
METW	358,500	5,818,204
MSFW	249,055	3,184,484
MSTW	—	31,426,434
NFLW	282,510	4,607,565

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Notes to Financial Statements
December 31, 2025(Continued)

	Fiscal Period Ended December 31, 2025
	Ordinary Income	Return of Capital
NVDW	$832,221	$24,864,030
PLTW	1,847,025	81,320,452
TSYW	14,282	51,811
TSLW	869,627	41,199,772
UBEW	61,680	982,052
UNHW	16,234	369,284
WPAY	8,745,635	54,717,741

At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period, were as follows:

	AAPW	AMDW	AMZW	ARMW	AVGW
Federal Tax Cost of Investments	$39,508,556	$ 51,007,875	$40,654,930	$30,253,288	$55,572,559
Gross Tax Unrealized Appreciation	$2,792,441	$6,146,739	$1,754,814	$—	$2,348,235
Gross Tax Unrealized Depreciation	(345,459)	(4,091,552)	(415,168)	(7,524,120)	(689,270)
Net Tax Unrealized Appreciation (Depreciation).	2,446,982	2,055,187	1,339,646	(7,524,120)	1,658,965
Undistributed Ordinary Income.	—	—	—	—	—
Other Accumulated Gain (Loss)	(202,466)	(532,907)	(774,615)	(3)	—
Total Distributable Earnings/ (Accumulated Losses)	$2,244,516	$1,522,280	$565,031	(7,524,123)	$1,658,965

	BABW	BRKW	COIW	COSW	GDXW
Federal Tax Cost of Investments	$25,879,972	$ 32,614,529	$118,196,958	$27,101,150	$27,299,218
Gross Tax Unrealized Appreciation	$—	$229,738	$423,597	$845	$1,664,197
Gross Tax Unrealized Depreciation	(2,877,179)	(191,114)	(48,564,684)	(1,151,649)	(12,052)
Net Tax Unrealized Appreciation (Depreciation)..	(2,877,179)	38,624	(48,141,087)	(1,150,804)	1,652,145
Undistributed Ordinary Income.	—	—	—	—	—
Other Accumulated Gain (Loss)	(391,113)	(53,387)	(1,475,949)	—	—
Total Distributable Earnings/ (Accumulated Losses)	$(3,268,292)	$(14,763)	$(49,617,036)	(1,150,804)	$1,652,145

	GLDW	GOOW	HOOW	METW	MSFW
Federal Tax Cost of Investments	$13,337,083	$ 56,703,172	$341,141,232	$51,788,681	$34,842,636
Gross Tax Unrealized Appreciation	$483,586	$11,820,015	$1,444,093	$133,517	$—
Gross Tax Unrealized Depreciation	(1,409)	(467,774)	(33,481,707)	(4,135,855)	(3,762,786)
Net Tax Unrealized Appreciation (Depreciation)..	482,177	11,352,241	(32,037,614)	(4,002,338)	(3,762,786)
Undistributed Ordinary Income.	—	—	—	—	—
Other Accumulated Gain (Loss)	—	—	—	(1,799,552)	(554,925)
Total Distributable Earnings/ (Accumulated Losses)	$482,177	$11,352,241	$(32,037,614)	(5,801,890)	$(4,317,711)

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Notes to Financial Statements
December 31, 2025(Continued)

	MSTW	NFLW	NVDW	PLTW	TSYW
Federal Tax Cost of Investments	$65,288,705	$42,019,820	$106,698,968	$212,109,819	$4,867,322
Gross Tax Unrealized Appreciation	$—	$—	$9,933,795	$37,826,151	$—
Gross Tax Unrealized Depreciation	(3,411,251)	(11,003,037)	(1,546,263)	(9,122,734)	(117,574)
Net Tax Unrealized Appreciation (Depreciation)..	(3,411,251)	(11,003,037)	8,387,532	28,703,417	(117,574)
Undistributed Ordinary Income.	—	—	—	—	—
Other Accumulated Gain (Loss)	(100,691,880)	(541,906)	(1,079,963)	(369,906)	(1,776)
Total Distributable Earnings/ (Accumulated Losses)	$(104,103,131)	$(11,544,943)	$7,307,569	28,333,511	$(119,350)

	TSLW	UBEW	UNHW	WPAY
Federal Tax Cost of Investments	$122,599,637	$25,355,721	$ 23,282,517	$ 426,457,032
Gross Tax Unrealized Appreciation.	$29,617,043	$—	$193,536	$2,957,571
Gross Tax Unrealized Depreciation.	(2,349,727)	(1,172,860)	(10,241)	(68,153,700)
Net Tax Unrealized Appreciation (Depreciation).	27,267,316	(1,172,860)	183,295	(65,196,129)
Undistributed Ordinary Income	—	—	—	—
Other Accumulated Loss	(138,346)	(146,358)	—	(3,034,553)
Total Distributable Earnings/(Accumulated Losses)..	$27,128,970	$(1,319,218)	$183,295	$(68,230,682)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal period end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
AAPW	$—	$—
AMDW	—	411,573
AMZW	—	774,615
ARMW	—	3
AVGW	—	—
BABW	—	—
BRKW	—	53,387
COIW	—	1,406,552
COSW	—	—
GDXW	—	—
GLDW	—	—
GOOW	—	—
HOOW	—	—
METW	—	1,519,987
MSFW	—	—
MSTW	—	—
NFLW	—	541,906
NVDW	—	—

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Notes to Financial Statements
December 31, 2025(Continued)

	Late-Year Losses	Post-October Losses
PLTW	$—	$—
TSLW	—	—
TSYW	—	—
UBEW	—	—
UNHW	—	—
WPAY	—	—

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
AAPW	$—	$201,682
AMDW	—	—
AMZW	—	—
ARMW	—	—
AVGW	—	—
BABW	—	328,533
BRKW	—	—
COIW	—	—
COSW	—	—
GDXW	—	—
GLDW	—	—
GOOW	—	—
HOOW	—	—
METW	—	—
MSFW	—	554,169
MSTW	—	100,691,880
NFLW	—	—
NVDW	—	1,079,963
PLTW	—	—
TSYW	—	1,776
TSLW	—	—
UBEW	—	146,358
UNHW	—	—
WPAY	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and the write-off of net operating losses. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

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Notes to Financial Statements
December 31, 2025(Continued)

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
AAPW	$(4,789,659)	$4,789,659
BRKW	(1,037,404)	1,037,404
COIW	(2,817,416)	2,817,416
GOOW	(8,564,867)	8,564,867
MSTW	62,785	(62,785)
TSLW	(4,252,485)	4,252,485
WPAY	(1,376,886)	1,376,886

6. INVESTMENT TRANSACTIONS
During the period ended December 31, 2025, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
APPW	$4,835,331	$—
BRKW	1,046,073	—
COIW	2,847,373	(15,869)
GOOW	8,584,806	—
TSLW	4,298,614	—
WPAY	7,653,255	(9,884,335)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AAPW	$11,830,002	$1,116,537	$—	$21,719,341
AMDW	15,941,110	5,824,957	—	—
AMZW	12,310,908	4,133,075	—	—
ARMW	6,598,877	994,527	—	—
AVGW	14,821,139	3,847,233	—	—
BABW	5,698,510	624,421	—	—
BRKW	10,747,607	675,536	—	23,077,319
COIW	16,926,021	4,270,978	—	7,308,226
COSW	5,747,282	383,795	—	—
GDXW	—	—	—	—
GLDW	—	—	—	—
GOOW	15,278,967	1,103,325	—	24,237,029
HOOW	—	—	—	—
METW	13,354,191	3,355,893	—	—
MSFW	9,830,596	3,043,442	—	—
MSTW	15,981,979	13,362,980	—	—
NFLW	10,685,765	2,658,140	—	—
NVDW	27,452,359	6,300,008	—	—
PLTW	58,041,992	14,855,333	—	—

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TSYW	$—	$—	$—	$—
TSLW	31,628,516	5,455,710	—	9,599,594
UBEW	5,457,113	438,937	—	—
UNHW	4,687,303	21,900	—	—
WPAY	158,407,700	158,468,119	629,628,162	148,609,978

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended December 31, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income”. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of December 31, 2025, the Funds did not have any securities on loan.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

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Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
December 31, 2025(Continued)
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.
Per each fund’s objective, the funds have made subsequent distributions. Please see website for details.

104

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Roundhill ETFs and
Board of Trustees of Roundhill ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments andtotal return swap contracts (as applicable), of the funds listed below (the “Funds”), each a series of Roundhill ETFTrust, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, thefinancial highlights for each of the periods indicated below, and the related notes (collectively referred to as the“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financialposition of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets,and the financial highlights for each of the periods indicated below, in conformity with accounting principlesgenerally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill AAPL WeeklyPay ETF	For the period from February 18, 2025 (commencement of operations) through December 31, 2025
Roundhill AMD WeeklyPay ETF	For the period from July 23, 2025 (commencement of operations) through December 31, 2025
Roundhill AMZN WeeklyPay ETF	For the period from June 17, 2025 (commencement of operations) through December 31, 2025
Roundhill ARM WeeklyPay ETF	For the period from October 22, 2025 (commencement of operations) through December 31, 2025
Roundhill AVGO WeeklyPay ETF	For the period from July 23, 2025 (commencement of operations) through December 31, 2025
Roundhill BABA WeeklyPay ETF	For the period from October 22, 2025 (commencement of operations) through December 31, 2025
Roundhill BRKB WeeklyPay ETF	For the period from June 17, 2025 (commencement of operations) through December 31, 2025
Roundhill COIN WeeklyPay ETF	For the period from February 18, 2025 (commencement of operations) through December 31, 2025
Roundhill COST WeeklyPay ETF	For the period from October 22, 2025 (commencement of operations) through December 31, 2025
Roundhill Gold Miners WeeklyPay ETF	For the period from October 29, 2025 (commencement of operations) through December 31, 2025
Roundhill Gold WeeklyPay ETF	For the period from October 29, 2025 (commencement of operations) through December 31, 2025
Roundhill GOOGL WeeklyPay ETF	For the period from July 23, 2025 (commencement of operations) through December 31, 2025
Roundhill HOOD WeeklyPay ETF	For the period from June 17, 2025 (commencement of operations) through December 31, 2025
Roundhill META WeeklyPay ETF	For the period from June 17, 2025 (commencement of operations) through December 31, 2025
Roundhill MSFT WeeklyPay ETF	For the period from July 23, 2025 (commencement of operations) through December 31, 2025
Roundhill MSTR WeeklyPay ETF	For the period from July 23, 2025 (commencement of operations) through December 31, 2025
Roundhill NFLX WeeklyPay ETF	For the period from June 17, 2025 (commencement of operations) through December 31, 2025

105

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill NVDA WeeklyPay ETF	For the period from February 18, 2025 (commencement of operations) through December 31, 2025
Roundhill PLTR WeeklyPay ETF	For the period from February 18, 2025 (commencement of operations) through December 31, 2025
Roundhill Treasury Bond WeeklyPay ETF	For the period from November 12, 2025 (commencement of operations) through December 31, 2025
Roundhill TSLA WeeklyPay ETF	For the period from February 18, 2025 (commencement of operations) through December 31, 2025
Roundhill UBER WeeklyPay ETF	For the period from October 22, 2025 (commencement of operations) through December 31, 2025
Roundhill UNH WeeklyPay ETF	For the period from December 2, 2025 (commencement of operations) through December 31, 2025
Roundhill WeeklyPay Universe ETF	For the period from September 3, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express anopinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered withthe Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independentwith respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules andregulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we planand perform the audit to obtain reasonable assurance about whether the financial statements are free of materialmisstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements,whether due to error or fraud, and performing procedures that respond to those risks. Such procedures includedexamining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Ourprocedures included confirmation of securities owned as of December 31, 2025, by correspondence with thecustodians and brokers; when replies were not received from brokers, we performed other auditing procedures.Our audits also included evaluating the accounting principles used and significant estimates made by management,as well as evaluating the overall presentation of the financial statements. We believe that our audits provide areasonable basis for our opinion.
We have served as the auditors for one or more funds advised by Roundhill Financial Inc. since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

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Roundhill AAPL WeeklyPay ETF (“AAPW ETF”)
Roundhill AMD WeeklyPay ETF (“AMDW ETF”)
Roundhill AMZN WeeklyPay ETF (“AMZW ETF”)
Roundhill COIN WeeklyPay ETF (“COIW ETF”)
Roundhill GOOGL WeeklyPay ETF (“GOOW ETF”)
Roundhill META WeeklyPay ETF (“METW ETF”)
Roundhill MSFT WeeklyPay ETF (“MSFW ETF”)
Roundhill PLTR WeeklyPay ETF (“PLTW ETF”)
Roundhill NVDA WeeklyPay ETF (“NVW ETF”)
Roundhill TSLA WeeklyPay ETF (“TSW ETF”)
At a regularly scheduled meeting held on November 26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to each of the Roundhill AAPL WeeklyPay ETF, Roundhill AMD WeeklyPay ETF, Roundhill AMZN WeeklyPay ETF, Roundhill COIN WeeklyPay ETF, Roundhill GOOGL WeeklyPay ETF, Roundhill META WeeklyPay ETF, Roundhill MSFT WeeklyPay ETF, Roundhill PLTR WeeklyPay ETF, Roundhill NVDA WeeklyPay ETF, and Roundhill TSLA WeeklyPay ETF(each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. . The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other

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investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and

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Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.

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In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services

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rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

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Board Consideration and Approval of Advisory and Sub-Advisory
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Roundhill ARM WeeklyPay ETF
Roundhill MSTR WeeklyPay ETF
Roundhill AVGO WeeklyPay ETF
Roundhill NFLX WeeklyPay ETF
Roundhill BABA WeeklyPay ETF
Roundhill BRKB WeeklyPay ETF
Roundhill COST WeeklyPay ETF
Roundhill UBER WeeklyPay ETF
Roundhill UNH WeeklyPay ETF
(formerly, Roundhill ASML WeeklyPay ETF)
Roundhill HOOD WeeklyPay ETF
At a regularly scheduled meeting held on May 15, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill ARM WeeklyPay ETF, Roundhill MSTR WeeklyPay ETF, Roundhill AVGO WeeklyPay ETF, Roundhill NFLX WeeklyPay ETF, Roundhill BABA WeeklyPay ETF, Roundhill BRKB WeeklyPay ETF, Roundhill COST WeeklyPay ETF, Roundhill UBER WeeklyPay ETF, Roundhill UNH WeeklyPay ETF (formerly, Roundhill ASML WeeklyPay ETF), Roundhill HOOD WeeklyPay ETF, and Roundhill Humanoid Robotics ETF, (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from

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their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level

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of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy, except for the WeeklyPay suite. The Board considered that the proposed unitary management fee and the sub-advisory fee schedule for the WeeklyPay ETFs was the same as the fees for the existing WeeklyPay ETFs in the Trust. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of

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brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.

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Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

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ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
At a regularly scheduled meeting held on August 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill WeeklyPay™ Universe ETF, Roundhill Gold WeeklyPay™ ETF, Roundhill Treasury Bond WeeklyPay™ ETF, Roundhill Gold Miners WeeklyPay™ ETF, Roundhill Meme Stock ETF(each, a “New Fund,” and collectively, the “New Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each New Fund separately.

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Agreements(Continued)
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy, except for the WeeklyPay suite. The Board considered that the proposed unitary management fee and the sub-advisory fee schedule for the WeeklyPay ETFs was the same as the fees for the existing WeeklyPay ETFs in the Trust. As applicable, the Board also noted the Adviser’s representation that the services provided to each New Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and

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Agreements(Continued)
other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and

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Agreements(Continued)
operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits.The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.

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Agreements(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Fund and its shareholders.

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ADDITIONAL INFORMATION
December 31, 2025
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.
TAX INFORMATION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill AAPL WeeklyPay ETF	4.64%
Roundhill AMD WeeklyPay ETF	0.00%
Roundhill AMZN WeeklyPay ETF	0.00%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	3.26%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.00%
Roundhill COIN WeeklyPay ETF	0.00%
Roundhill COST WeeklyPay ETF	0.00%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	0.00%
Roundhill GOOGL WeeklyPay ETF	3.38%
Roundhill HOOD WeeklyPay ETF	0.00%
Roundhill META WeeklyPay ETF	3.65%
Roundhill MSFT WeeklyPay ETF	5.56%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	0.00%
Roundhill NVDA WeeklyPay ETF	0.00%
Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	8.68%
Roundhill WeeklyPay Universe ETF	0.00%

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ADDITIONAL INFORMATION
December 31, 2025(Continued)
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill AAPL WeeklyPay ETF	3.10%
Roundhill AMD WeeklyPay ETF	0.00%
Roundhill AMZN WeeklyPay ETF	0.00%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	2.20%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.00%
Roundhill COIN WeeklyPay ETF	0.00%
Roundhill COST WeeklyPay ETF	0.00%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	0.00%
Roundhill GOOGL WeeklyPay ETF	1.80%
Roundhill HOOD WeeklyPay ETF	0.00%
Roundhill META WeeklyPay ETF	2.70%
Roundhill MSFT WeeklyPay ETF	4.10%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	0.00%
Roundhill NVDA WeeklyPay ETF	0.00%
Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	7.10%
Roundhill WeeklyPay Universe ETF	0.00%

For the fiscal period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill AAPL WeeklyPay ETF	0.00%
Roundhill AMD WeeklyPay ETF	60.55%
Roundhill AMZN WeeklyPay ETF	0.48%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	60.27%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.15%
Roundhill COIN WeeklyPay ETF	2.12%
Roundhill COST WeeklyPay ETF	3.19%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	1.64%
Roundhill GOOGL WeeklyPay ETF	6.23%
Roundhill HOOD WeeklyPay ETF	8.21%
Roundhill META WeeklyPay ETF	0.89%
Roundhill MSFT WeeklyPay ETF	0.00%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	1.67%
Roundhill NVDA WeeklyPay ETF	0.00%

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ADDITIONAL INFORMATION
December 31, 2025(Continued)

Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	4.27%
Roundhill WeeklyPay Universe ETF	53.19%

124

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Roundhill ETF Trust

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	3/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President

Date	3/9/26

By (Signature and Title)*	/s/ Timothy Maloney
Timothy Maloney, Treasurer

Date	3/9/26

* Print the name and title of each signing officer under his or her signature